(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    21  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   25  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   29  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       10.54%  36.91%  134.62%

LB AGGREGATE BOND                    10.91%  39.65%  138.01%

INTERMEDIATE INVESTMENT GRADE DEBT   9.84%   34.98%  123.58%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 209 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       10.54%  6.48%   8.90%

LB AGGREGATE BOND                    10.91%  6.91%   9.06%

INTERMEDIATE INVESTMENT GRADE DEBT   9.84%   6.17%   8.35%
FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS

             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1988/04/30      10000.00                    10000.00
  1988/05/31       9926.39                     9932.78
  1988/06/30      10133.38                    10172.42
  1988/07/31      10102.04                    10119.07
  1988/08/31      10115.57                    10145.59
  1988/09/30      10325.78                    10375.28
  1988/10/31      10492.95                    10570.61
  1988/11/30      10398.97                    10442.20
  1988/12/31      10429.23                    10453.96
  1989/01/31      10538.40                    10604.37
  1989/02/28      10519.37                    10527.51
  1989/03/31      10582.59                    10573.02
  1989/04/30      10774.40                    10794.27
  1989/05/31      11001.54                    11077.92
  1989/06/30      11342.88                    11415.22
  1989/07/31      11606.04                    11657.87
  1989/08/31      11424.81                    11485.15
  1989/09/30      11459.36                    11543.93
  1989/10/31      11691.15                    11828.18
  1989/11/30      11774.01                    11940.92
  1989/12/31      11785.08                    11972.87
  1990/01/31      11625.93                    11830.60
  1990/02/28      11655.91                    11868.88
  1990/03/31      11655.57                    11877.62
  1990/04/30      11562.36                    11768.80
  1990/05/31      11876.77                    12117.26
  1990/06/30      12056.63                    12311.68
  1990/07/31      12236.15                    12481.99
  1990/08/31      12072.76                    12315.30
  1990/09/30      12143.45                    12417.18
  1990/10/31      12032.92                    12574.83
  1990/11/30      12292.13                    12845.52
  1990/12/31      12499.90                    13045.67
  1991/01/31      12628.83                    13206.93
  1991/02/28      12827.14                    13319.67
  1991/03/31      12992.26                    13411.30
  1991/04/30      13159.80                    13556.59
  1991/05/31      13252.94                    13635.87
  1991/06/30      13251.44                    13628.94
  1991/07/31      13427.53                    13817.94
  1991/08/31      13762.54                    14116.96
  1991/09/30      14058.09                    14403.01
  1991/10/31      14198.18                    14563.38
  1991/11/30      14336.35                    14696.91
  1991/12/31      14864.17                    15133.38
  1992/01/31      14678.08                    14927.51
  1992/02/29      14795.22                    15024.57
  1992/03/31      14769.80                    14939.86
  1992/04/30      14821.56                    15047.78
  1992/05/31      15127.35                    15331.73
  1992/06/30      15304.30                    15542.73
  1992/07/31      15760.79                    15859.83
  1992/08/31      15902.22                    16020.50
  1992/09/30      16042.97                    16210.40
  1992/10/31      15823.14                    15995.48
  1992/11/30      15837.77                    15999.10
  1992/12/31      16100.07                    16253.50
  1993/01/31      16477.29                    16565.18
  1993/02/28      16890.83                    16855.16
  1993/03/31      17047.08                    16925.40
  1993/04/30      17137.47                    17043.26
  1993/05/31      17228.43                    17064.96
  1993/06/30      17679.97                    17374.23
  1993/07/31      17952.28                    17472.49
  1993/08/31      18448.88                    17778.75
  1993/09/30      18501.87                    17827.58
  1993/10/31      18721.49                    17894.20
  1993/11/30      18563.28                    17741.97
  1993/12/31      18712.91                    17838.13
  1994/01/31      19005.45                    18078.98
  1994/02/28      18385.48                    17764.88
  1994/03/31      17846.72                    17326.90
  1994/04/30      17711.02                    17188.55
  1994/05/31      17742.34                    17186.13
  1994/06/30      17643.61                    17148.15
  1994/07/31      17921.41                    17488.77
  1994/08/31      17976.03                    17510.47
  1994/09/30      17825.41                    17252.75
  1994/10/31      17754.97                    17237.38
  1994/11/30      17809.30                    17199.10
  1994/12/31      17711.36                    17317.86
  1995/01/31      17916.93                    17660.59
  1995/02/28      18166.23                    18080.48
  1995/03/31      18271.67                    18191.41
  1995/04/30      18531.03                    18445.52
  1995/05/31      19191.60                    19159.31
  1995/06/30      19319.75                    19299.77
  1995/07/31      19264.10                    19256.67
  1995/08/31      19454.19                    19489.07
  1995/09/30      19641.24                    19678.67
  1995/10/31      19912.36                    19934.59
  1995/11/30      20182.19                    20233.31
  1995/12/31      20458.45                    20517.26
  1996/01/31      20597.96                    20653.50
  1996/02/29      20228.12                    20294.50
  1996/03/31      20088.60                    20153.43
  1996/04/30      19943.42                    20040.09
  1996/05/31      19913.18                    19999.40
  1996/06/30      20140.03                    20267.97
  1996/07/31      20195.95                    20323.44
  1996/08/31      20164.65                    20289.37
  1996/09/30      20479.40                    20642.95
  1996/10/31      20913.10                    21100.23
  1996/11/30      21286.69                    21461.64
  1996/12/31      21077.02                    21262.09
  1997/01/31      21131.54                    21327.20
  1997/02/28      21176.18                    21380.26
  1997/03/31      20931.64                    21143.33
  1997/04/30      21224.18                    21459.83
  1997/05/31      21401.01                    21662.70
  1997/06/30      21666.33                    21919.82
  1997/07/31      22240.53                    22510.93
  1997/08/31      22048.81                    22318.91
  1997/09/30      22348.15                    22648.08
  1997/10/31      22652.80                    22976.64
  1997/11/30      22709.26                    23082.44
  1997/12/31      22954.13                    23314.85
  1998/01/31      23256.06                    23614.17
  1998/02/28      23265.16                    23596.38
  1998/03/31      23349.13                    23676.61
  1998/04/30      23462.19                    23801.00
IMATRL PRASUN   SHR__CHT 19980430 19980521 164514 R00000000000123
Fidelity Investment Grade Bond LB Aggregate Bond
$23,801
$23,462
$
'98
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $23,462 - a 134.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,801 - a 138.01% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 YEARS ENDED APRIL 30,

                 1998                   1997    1996   1995    1994

DIVIDEND RETURN  6.55%                  6.70%   6.77%  6.99%   6.92%

CAPITAL RETURN    3.99%                 -0.28%  0.85%  -2.36%  -3.57%

TOTAL RETURN     10.54%                 6.42%   7.62%  4.63%   3.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            3.53(CENTS)  21.65(CENTS)  44.28(CENTS)

ANNUALIZED DIVIDEND RATE       5.88%        5.98%         6.13%

30-DAY ANNUALIZED YIELD        5.64%        N/A           N/A

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $7.31 over the past one month, $7.30 over the past six months and $7.22 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a strong
rally from May through September
1997 on the heels of encouraging
economic data, as well as the
Federal Reserve Board's reluctance
to raise short-term interest rates. In
the fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going
below the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for yield.
Despite increased prepayment
activity in early 1998 due to lower
rates, mortgage-backed bonds also
fared relatively well. The Lehman
Brothers Mortgage-Backed Securities
Index returned 10.02% during the
period. The period ended on a
positive note as the Commerce
Department reported that gross
domestic product grew at a
stronger-than-expected rate of 4.2%
in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs
of continued strong economic growth
and benign inflation. However, the
Fed tempered this news slightly
with warnings about the rising prices
of stocks and real estate.
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. I'm pleased with the fund's performance. For the year that ended April 30, 1998, the fund produced a 10.54% return. This topped the intermediate investment grade debt funds average tracked by Lipper Analytical Services, which returned 9.84%. The Lehman Brothers Aggregate Bond Index returned 10.91% during the same 12-month period.
Q. WHAT FACTORS LED TO THE FUND'S SOLID SHOWING?
A. I positioned the fund defensively last summer. Last July, I began to notice disturbing trends in the Asian markets. While the fund didn't have a considerable amount of direct Asian exposure, I began to lighten up on some of the positions that were indirectly affected by the goings-on in Asia. For example, the fund had a position in one of Mobil's liquefied natural gas projects in the Middle East, and this project had long-term contracts to sell the gas to South Korea. As events in Asia unfolded, Korean markets were negatively affected, as were these particular bonds. By selling positions such as these before the Asian decline peaked, the fund avoided significant losses when the Asian markets started to fall in October 1997.
Q. WERE THERE ANY OTHER DEVELOPMENTS THAT HELPED THE FUND'S
PERFORMANCE?
A. A second factor I'd highlight was the situation within the mortgage-backed sector. Six months ago, the fund was underweighted relative to its index in mortgage-backed issues because I didn't feel prices were appropriate for the level of risk involved. Mortgage securities continued to be expensive until January 1998, when interest rates plummeted due to concerns about Asia and corporate bonds cheapened. In December and January - as investors began to realize that lower rates would mean higher mortgage prepayment risk - mortgage-backed issues dramatically underperformed both Treasuries and corporates. Correspondingly, the fund's underweighting in mortgage-backed investments helped significantly. When mortgage-backed issues cheapened in January, I increased the fund's mortgage-related positions to the point of being overweighted relative to the index. This overweighting helped performance in February and March, as mortgage-backed bonds performed well.
Q. CLOSER TO HOME, THE U.S. BOND MARKET ENJOYED A NICE RUN DURING THE
PERIOD . . .
A. It really did. We had a very strong domestic economy and virtually no inflationary pressure during the period. A lot of market followers have dubbed it the "Goldilocks" economy, meaning that it's not too hot and not too cold, but just right. I don't know when these pleasant conditions will end, but at this point it seems like everything is in place for the U.S economy to maintain its strength. The Asian crises also helped the U.S. economy to an extent. Because of their problems, Asian companies have been trying to export their way out of a recession by exporting higher volumes of products at lower prices. This trend also helped keep inflation at bay in the U.S.
Q. WERE THERE ANY INDUSTRY SECTORS THAT CONTRIBUTED TO PERFORMANCE?
A. The wave of consolidation within the banking sector - which continued to be prevalent throughout the period - helped boost the credit quality of many of the fund's positions. When a bank with a single A rating acquires a bank with a BBB rating, the BBB bank gets an almost instantaneous quality upgrade. This strategy has worked beautifully for the fund over the past few years, as a number of its lower-quality banks have been beneficiaries of such acquisitions. An example within the portfolio would be H.F. Ahmanson, a savings and loan institution that was acquired by Washington Mutual during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Knock on wood, but the outlook appears encouraging. Because capital markets reward issuers for carrying less debt, the bond market benefits when companies receive credit upgrades. Earnings and cash flows also appear healthy at this point. Mortgage-backed bonds may remain cheap, since interest rates and inflation should remain low, and volatility throughout the market looks to be minimal. In terms of the portfolio, I may look to add to the fund's corporate bond positions, either through real estate investment trusts or standard corporate issues. In an environment such as we've seen - where yields on corporate, mortgage-backed and asset-backed bonds are attractive - it isn't conducive to good performance to own a lot of government-backed securities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KEVIN GRANT DISCUSSES THE
BENEFITS OF REAL ESTATE
INVESTMENT TRUSTS:
"REAL ESTATE INVESTMENT TRUSTS -
COMMONLY KNOWN AS REITS -
HAVE BECOME QUITE POPULAR IN
RECENT YEARS. REITS ARE PUBLICLY
TRADED COMPANIES THAT MANAGE
REAL ESTATE PORTFOLIOS. REITS INVEST
IN A WIDE VARIETY OF REAL ESTATE FROM
SHOPPING CENTERS TO OFFICE
BUILDINGS AND APARTMENTS. MOST
REITS TYPICALLY ISSUE ONLY EQUITY,
BUT THERE ARE A FEW LARGER REITS
THAT ISSUE DEBT AS WELL.
"THERE WERE A COUPLE OF FORCES AT
WORK THAT MADE BONDS ISSUED BY
REITS ATTRACTIVE DURING THE PERIOD.
FIRST, THEY WERE PRICED
INEXPENSIVELY RELATIVE TO CORPORATE
BONDS. SECOND, THE STOCK MARKET
LATELY HAS BEEN PUNISHING ISSUERS
THAT HAVE AN ABUNDANCE OF
OUTSTANDING DEBT. BECAUSE OF THIS,
I FELT THAT MOST REITS WOULDN'T BE
ADDING DEBT TO THEIR BALANCE
SHEETS. TO ME, CHEAP PRICES AND
THE LIKELIHOOD THAT REITS WOULD
NOT BECOME OVER-LEVERAGED
EQUATED TO A SOUND BOND
INVESTMENT. I MAY TRY TO ADD TO THE
FUND'S REIT EXPOSURE, BUT IT COULD
BE A CHALLENGE BECAUSE ATTRACTIVE
REITS COULD BE HARD TO FIND.
HOWEVER, THERE ARE SOME NAMES
HERE AND THERE THAT MAY MAKE
SENSE TO OWN. GOING FORWARD, I'LL
KEEP A CLOSE EYE ON ANY INTERESTING
OPPORTUNITIES."
FUND FACTS
GOAL: HIGH CURRENT INCOME, BY
INVESTING MAINLY IN
INVESTMENT-GRADE DEBT
SECURITIES
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: AUGUST 6, 1971
SIZE: AS OF APRIL 30, 1998,
MORE THAN $1.9 BILLION
MANAGER: KEVIN GRANT, SINCE
1997; ALSO MANAGER OF SEVERAL
FIDELITY INVESTMENT-GRADE
TAXABLE BOND FUNDS; JOINED
FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                5   57.1
                   8
                   .
                   5

AA                 4   4.4
                   .
                   7

A                  9   11.7
                   .
                   1

BAA                2   15.8
                   0
                   .
                   4

BA                 0   5.8
                   .
                   9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS  8.8                                         8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS  4.4                                         4.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998* AS OF OCTOBER 31, 1997**

CORPORATE BONDS 35.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 54.4%
FOREIGN GOVERNMENT
OBLIGATIONS 0.5%
OTHER 2.9%
SHORT-TERM
INVESTMENTS 6.4%
CORPORATE BONDS 38.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 51.5%
FOREIGN GOVERNMENT
OBLIGATIONS 1.5%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 5.2%
ROW: 1, COL: 1, VALUE: 6.4
ROW: 1, COL: 2, VALUE: 2.9
ROW: 1, COL: 3, VALUE: 1.0
ROW: 1, COL: 4, VALUE: 53.4
ROW: 1, COL: 5, VALUE: 35.8
ROW: 1, COL: 1, VALUE: 5.3
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 51.5
ROW: 1, COL: 5, VALUE: 38.1

* FOREIGN
 INVESTMENTS 4.6%
** FOREIGN
 INVESTMENTS 4.8%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 35.8%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONSTRUCTION & REAL ESTATE - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa2 $ 2,490 $ 2,468
EOP Operating L.P.:
6 5/8%, 2/15/05 (c)  Baa1  3,000  2,989
 6 3/4%, 2/15/08 (c)  Baa1  4,100  4,075
  9,532
DURABLES - 0.5%
TEXTILES & APPAREL - 0.5%
Levi Strauss & Co. 7%, 11/1/06 (c)  Baa2  10,000  10,147
ENERGY - 0.4%
OIL & GAS - 0.4%
Petroleum Geo-Services ASA 7 1/8%, 3/30/28  Baa3  7,900  7,862
FINANCE - 18.1%
ASSET-BACKED SECURITIES - 3.3%
Capital Equipment Receivables Trust 6.48%,
10/15/06  Baa3  4,700  4,670
Ford Credit Auto Owner Trust:
6.40%, 5/15/02  A1  4,710  4,738
 6.20%, 12/15/02  Baa  4,050  4,025
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  1,655  1,657
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  3,533  3,536
Key Auto Finance Trust Class C 6.65%, 10/15/03   Baa  1,740  1,742
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  148  147
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  5,930  5,943
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  15,000  15,341
PNC Student Loan Trust I 6.314%, 1/25/01   Aaa  18,100  18,218
Premier Auto Trust 6%, 5/6/00  Aa3  3,074  3,077
  63,094
BANKS - 5.7%
ABN Amro Bank NV  6 5/8%, 10/31/01  Aa3  7,000  7,099
Banc One Corp. 6.70%, 3/24/00  Aa3  8,300  8,393
BanPonce Corp.:
5 3/4%, 3/1/99  A3  2,520  2,513
 6.378%, 4/8/99  A3  2,880  2,884
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Capital One Bank:
6.42%, 11/12/99  Baa $ 14,000 $ 14,047
  6 3/8%, 2/15/03  Baa  5,550  5,510
Central Fidelity Banks, Inc. 8.15%, 11/15/02  A1  4,000  4,302
Citicorp 7.20%, 6/15/07  A1  5,020  5,308
Crestar Financial Corp. 8 3/4%, 11/15/04  Baa  4,750  5,316
First Maryland Bancorp 8 3/8%, 5/15/02  A3  3,000  3,208
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  1,650  1,681
First USA Bank 5 3/4%, 1/15/99  Aa2  4,000  3,995
Hartford National Corp. 9.85%, 6/1/99  A3  6,800  7,056
Kansallis-Osake-Pankki yankee (NY Branch)
 10%, 5/1/02  A3  1,780  2,007
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  920  951
NB Capital Trust IV 8 1/4%, 4/15/27  Aa3  10,040  11,032
Provident Bank 6 3/8%, 1/15/04  Baa  3,100  3,088
Summit Bancorp 8 5/8%, 12/10/02  BBB  5,500  5,985
Union Planters Corp. 6 3/4%, 11/1/05  Baa  3,000  3,029
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,057
Zions Bancorp 8 5/8%, 10/15/02  Baa  5,000  5,459
  106,920
CREDIT & OTHER FINANCE - 6.5%
AT&T Capital Corp.:
6.41%, 8/13/99  Baa  8,000  8,029
 6.16%, 12/3/99  Baa  3,000  3,000
Associates Corp. of North America
6 7/8%, 2/15/00  Aa3  15,000  15,277
Bank of New York Co., Inc. Capital I
7.97%, 12/31/26  A1  6,000  6,368
BankBoston Capital Trust II 7 3/4%, 12/15/26 A2 7,170 7,331 BanPonce Trust I 8.327%, 2/1/27 (c) Baa 7,910 8,424
Chase Capital I 7.67%, 12/1/26  Aa3  14,620  15,215
Chrysler Financial Corp. 6 3/8%, 1/28/00  A2  7,960  8,009
First Security Capital I 8.41%, 12/15/26  A3  1,900  2,065
First Union Institutional Capital I
8.04%, 12/1/26  BBB  3,000  3,169
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250  252
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ford Motor Credit:
5.73%, 2/23/00  A1 $ 4,000 $ 3,984
  6.05%, 12/27/00  A1  5,000  4,998
General Electric Capital Corp.
6.94%, 4/13/09 (b)  Aaa  7,250  7,310
General Motors Acceptance Corp.
6.65%, 5/24/00  A2  10,350  10,471
JPM Capital Trust II 7.95%, 2/1/27  Aa2  8,480  9,065
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  4,500  4,651
PNC Institutional Capital Trust 8.315%,
5/15/27 (c)  A2  4,000  4,330
Union Acceptance Corp. 7.075%, 7/10/02  Baa  443  445
  122,393
INSURANCE - 1.0%
Executive Risk Capital Trust 8 5/8%, 2/1/27 Baa 10,500 11,221 Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c)  A1  1,500  1,503
SunAmerica, Inc. 6.20%, 10/31/99  Baa  5,500  5,506
  18,230
SAVINGS & LOANS - 1.6%
Ahmanson (H.F.) & Co.:
9 7/8%, 11/15/99  Baa  8,000  8,430
  7 7/8%, 9/1/04  Baa  2,600  2,801
Great West Financial Trust II 8.206%, 2/1/27  A3  15,500  16,376
Long Island Savings Bank 6.20%, 4/2/01  Baa  3,550  3,535
  31,142
TOTAL FINANCE   341,779
HOLDING COMPANIES - 0.6%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  9,930  10,467
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc.:
6 1/4%, 4/1/99  Baa  8,100  8,109
 6 1/4%, 10/15/00  Baa  3,150  3,147
 7.10%, 8/1/26  Baa  12,600  13,022
  24,278
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - 3.9%
BROADCASTING - 2.5%
Continental Cablevision, Inc.:
8.30%, 5/15/06  Baa $ 1,365 $ 1,502
  9%, 9/1/08  Baa  3,880  4,499
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27  Baa  5,130  5,346
TCI Communication, Inc.:
7 1/4%, 6/15/99  Baa  21,690  21,921
  7 3/8%, 2/15/00  Baa  4,250  4,337
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  7,000  7,192
 9 1/8%, 1/15/13  Ba1  2,000  2,395
  47,192
ENTERTAINMENT - 0.3%
Viacom, Inc. 7 3/4%, 6/1/05  Ba2  5,000  5,271
PUBLISHING - 1.0%
News America Holdings, Inc. 8%, 10/17/16  Baa  6,000  6,500
News America, Inc. 6 5/8%, 1/9/08 (c)  Baa  2,610  2,574
Time Warner Entertainment Co. LP
9 5/8%, 5/1/02  Baa  8,000  8,933
  18,007
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  2,070  2,008
TOTAL MEDIA & LEISURE   72,478
NONDURABLES - 1.3%
FOODS - 0.4%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  7,685  8,077
TOBACCO - 0.9%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  16,000  16,343
TOTAL NONDURABLES   24,420
RETAIL & WHOLESALE - 1.9%
GENERAL MERCHANDISE STORES - 1.2%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa  1,500  1,504
Federated Department Stores, Inc.
8 1/2%, 6/15/03  Baa  14,000  15,253
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  5,600  5,691
  22,448
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.7%
American Stores Co.:
7.20%, 6/9/03  Baa $ 5,000 $ 5,160
 7 1/2%, 5/1/37  Baa  8,000  8,766
  13,926
TOTAL RETAIL & WHOLESALE   36,374
TECHNOLOGY - 1.6%
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Comdisco, Inc.:
9 1/4%, 7/6/00  Baa  2,000  2,131
  6 3/8%, 11/30/01  Baa  16,000  16,081
  18,212
ELECTRONICS - 0.6%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  10,830  11,001
TOTAL TECHNOLOGY   29,213
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa  2,000  2,138
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.
6.53%, 7/15/37  Baa  15,000  15,225
TOTAL TRANSPORTATION   17,363
UTILITIES - 4.8%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  1,990  2,053
ELECTRIC UTILITY - 2.4%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (c)  Baa  8,000  8,233
 6.46%, 3/4/08 (c)  Baa  7,200  7,102
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14  Aa2  2,620  2,838
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
DR Investment UK PLC yankee 7.10%, 5/15/02 (c) Baa $ 8,000 $ 8,202 Israel Electric Corp. Ltd. 7 3/4%,
12/15/27 (c)  A3  12,790  12,876
Israel Electric Corp. Ltd. yankee 7 1/4%,
12/15/06 (c)  A3  2,000  2,047
Texas Utilities Co., Series C, 6 3/8%,
1/1/08 (c)  Baa  4,990  4,814
  46,112
GAS - 0.5%
Mitchell Energy & Development Corp.
8%, 7/15/99  Baa  10,065  10,263
TELEPHONE SERVICES - 1.8%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  7,760  7,762
WorldCom, Inc.:
9 3/8%, 1/15/04  Baa  3,068  3,257
 8 7/8%, 1/15/06  Baa  8,854  9,651
  7 3/4%, 4/1/07  Baa  11,910  12,846
  33,516
TOTAL UTILITIES   91,944
TOTAL NONCONVERTIBLE BONDS
(Cost $660,719)   675,857
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.3%
U.S. TREASURY OBLIGATIONS - 18.2%
 6%, 8/15/99  Aaa  4,180  4,202
 5 1/2%, 12/31/00  Aaa  25,720  25,639
 6 3/8%, 9/30/01  Aaa  40,000  40,869
 5 7/8%, 11/30/01  Aaa  102,575  103,264
 7 1/4%, 8/15/04  Aaa  15,000  16,200
 7%, 7/15/06  Aaa  69,770  75,286
 8 7/8%, 8/15/17  Aaa  13,715  18,142
 9%, 11/15/18  Aaa  11,840  15,943
 7 5/8%, 2/15/25  Aaa  35,925  43,452
  342,997
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%
Federal Home Loan Bank:
7.18%, 4/21/04  Aaa $ 6,250 $ 6,640
 7.36%, 7/1/04  Aaa  6,000  6,432
 7.46%, 9/9/04  Aaa  1,500  1,620
 7.87%, 10/20/04  Aaa  7,000  7,708
 8%, 1/26/05  Aaa  6,570  7,303
 7.59%, 3/10/05  Aaa  7,850  8,544
Freddie Mac
8.115%, 1/31/05  Aaa  2,100  2,347
Fannie Mae
6.72%, 8/1/05  Aaa  6,830  7,110
Financing Corp. stripped principal 0%, 3/7/05 Aaa 11,375 7,595 Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  226  227
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.24% 8/1/04  Aaa  2,800  3,119
  58,645
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $399,191)   401,642
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 33.1%
FREDDIE MAC - 0.2%
 7%, 5/1/01 to 7/1/01  Aaa  2,233  2,261
FANNIE MAE - 30.0%
 5 1/2%, 2/1/11 to 8/1/12  Aaa  22,315  21,646
 6%, 5/1/01 to 4/1/28  Aaa  174,131  171,595
 6 1/2%, 5/1/01 to 4/1/28  Aaa  256,605  254,174
 7%, 7/1/25 to 4/1/28  Aaa  107,188  108,366
 7 1/2%, 5/1/28 (e)  Aaa  631  648
 8%, 10/1/23 to 12/1/24  Aaa  4,650  4,820
 9 1/2%, 1/1/17 to 2/1/25  Aaa  5,771  6,217
 12 1/2%, 3/1/13 to 6/1/15  Aaa  393  457
  567,923
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.9%
 6%, 10/15/08 to 5/15/09   Aaa $ 6,447 $ 6,418
 7%, 1/15/26 to 3/15/28  Aaa  37,639  38,658
 8%, 9/15/24 to 10/15/25  Aaa  1,488  1,546
 9%, 4/15/16 to 4/15/23  Aaa  4,568  4,944
 10%, 11/15/09 to 9/15/25  Aaa  3,259  3,598
  55,164
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $623,190)   625,348
COMMERCIAL MORTGAGE SECURITIES - 1.8%
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  5,740  5,762
Equitable Life Assurance Society of the United
States (The):
 Series 174 Class B1, 7.33%, 5/15/06 (c)  Aa2  3,400  3,563
   Series 1996-1 Class C1, 7.52%, 5/15/06 (c)  A2  3,500  3,683
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1997-C2
Class E, 7.624%, 4/15/11  Baa  4,860  4,918
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (c)  Aaa  356  355
Structured Asset Securities Corp. sequential pay
Series 1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  4,920  4,964
Thirteen Affiliates of General Growth
Properties, Inc. sequential pay Series A-2,
6.602%, 11/15/12 (c)  Aaa  8,000  8,100
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (c)  Aaa  2,303  2,334
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $33,103)   33,679
FOREIGN GOVERNMENT OBLIGATIONS (D) - 0.5%
Alberta Province yankee 9 1/4%, 4/1/00  Aa2  6,775  7,163
Manitoba Province yankee 6 7/8%, 9/15/02  A1  3,000  3,078
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,172)   10,241
SUPRANATIONAL OBLIGATIONS - 0.8%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $14,906)  Aaa $ 15,000 $ 15,539
CERTIFICATES OF DEPOSIT - 0.3%
Canadian Imperial Bank of Commerce (NY Branch)
yankee 6.20%, 8/1/00 (Cost $5,008)  Aa3  5,000  5,019
CASH EQUIVALENTS - 6.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98   $ 120,532  120,514
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,866,803)  $ 1,887,839
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,351,000 or 5% of net assets.
(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(e) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.0% AAA, AA, A 69.6%
Baa 20.0% BBB  22.0%
Ba 0.9% BB  0.3%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At April 30, 1998 the aggregate cost of investment securities for income tax purposes was $1,868,585,000. Net unrealized appreciation aggregated $19,254,000, of which $23,755,000 related to appreciated investment securities and $4,501,000 related to depreciated investment securities.
The fund hereby designates approximately $2,148,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 1,887,839
AGREEMENTS OF $120,514) (COST $1,866,803) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                          2,757

INTEREST RECEIVABLE                                                      23,666

 TOTAL ASSETS                                                            1,914,262

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                               $ 648

PAYABLE FOR FUND SHARES REDEEMED                                 2,555

DISTRIBUTIONS PAYABLE                                            588

ACCRUED MANAGEMENT FEE                                           682

OTHER PAYABLES AND ACCRUED EXPENSES                              588

 TOTAL LIABILITIES                                                       5,061

NET ASSETS                                                              $ 1,909,201

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 1,891,234

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         (4,451)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    1,382
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                21,036
AND ASSETS AND LIABILITIES

NET ASSETS, FOR 261,628 SHARES OUTSTANDING                              $ 1,909,201

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $7.30
SHARE ($1,909,201 (DIVIDED BY) 261,628 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                  $ 110,433
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 7,079

TRANSFER AGENT FEES                                        3,770

ACCOUNTING FEES AND EXPENSES                               435

NON-INTERESTED TRUSTEES' COMPENSATION                      6

CUSTODIAN FEES AND EXPENSES                                75

REGISTRATION FEES                                          187

AUDIT                                                      56

LEGAL                                                      17

INTEREST                                                   3

 TOTAL EXPENSES BEFORE REDUCTIONS                          11,628

 EXPENSE REDUCTIONS                                        (109)    11,519

NET INVESTMENT INCOME                                               98,914

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     33,011

 FOREIGN CURRENCY TRANSACTIONS                             50       33,061

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     24,089

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (50)     24,039

NET GAIN (LOSS)                                                     57,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 156,014
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       YEAR ENDED   YEAR ENDED
                                                           APRIL 30,    APRIL 30,
                                                           1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 98,914     $ 92,556
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   33,061       (15,555)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       24,039       11,400

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            156,014      88,401
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (99,040)     (92,525)

SHARE TRANSACTIONS                                          928,499      607,781
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              90,352       82,452

 COST OF SHARES REDEEMED                                    (608,391)    (601,991)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            410,460      88,242
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   467,434      84,118

NET ASSETS

 BEGINNING OF PERIOD                                        1,441,767    1,357,649

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 1,909,201  $ 1,441,767
OF NET INVESTMENT INCOME OF $4,451 AND
$4,894, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       127,833      86,172

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    12,633       11,687

 REDEEMED                                                   (84,127)     (85,325)

 NET INCREASE (DECREASE)                                    56,339       12,534




FINANCIAL HIGHLIGHTS
                                            YEARS ENDED APRIL 30,

                                  1998     1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 7.020  $ 7.040  $ 7.010  $ 7.300  $ 7.570
OF PERIOD

INCOME FROM INVESTMENT             .441 B   .460 B   .484     .464     .522
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .282     (.020)   .047     (.147)   (.254)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .723     .440     .531     .317     .268
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.443)   (.460)   (.471)   (.487)   (.525)

 IN EXCESS OF NET                  -        -        -        -        (.013)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN            -        -        -        (.120)   -

 IN EXCESS OF NET REALIZED GAIN    -        -        (.030)   -        -

 TOTAL DISTRIBUTIONS               (.443)   (.460)   (.501)   (.607)   (.538)

NET ASSET VALUE, END OF PERIOD    $ 7.300  $ 7.020  $ 7.040  $ 7.010  $ 7.300

TOTAL RETURN A                     10.54%   6.42%    7.62%    4.63%    3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,909  $ 1,442  $ 1,358  $ 1,087  $ 943
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .72%     .76%     .77%     .75%     .74%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .71% C   .75% C   .76% C   .75%     .74%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     6.12%    6.53%    6.58%    7.00%    6.94%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            207%     120%     134%     90%      61%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed- Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to change in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,476,592,000 and $3,143,794,000, respectively, of which U.S. government and government agency obligations aggregated $3,071,262,000 and $2,797,674,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES - CONTINUED
asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which the loan was outstanding amounted to $17,427,000. The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $101,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1998
DISTRIBUTIONS


A total of 23.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE



(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    22  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   26  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   30  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                    PAST 1  PAST 5   PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND                        6.86%   25.56%  92.43%

LB 1-3 YEAR GOVT/CORP BOND                      7.17%   30.91%  101.74%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE       6.67%   29.13%  96.16%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND                   6.86%   4.66%   6.76%

LB 1-3 YEAR GOVT/CORP BOND                 7.17%   5.53%   7.27%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.67%   5.24%   6.95%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1988/04/30      10000.00                    10000.00
  1988/05/31       9976.83                     9996.00
  1988/06/30      10080.03                    10096.12
  1988/07/31      10088.44                    10103.20
  1988/08/31      10106.19                    10128.77
  1988/09/30      10200.21                    10246.14
  1988/10/31      10305.26                    10349.34
  1988/11/30      10270.03                    10324.70
  1988/12/31      10301.74                    10348.42
  1989/01/31      10390.56                    10431.59
  1989/02/28      10409.48                    10434.06
  1989/03/31      10441.21                    10476.26
  1989/04/30      10574.21                    10646.31
  1989/05/31      10734.99                    10797.57
  1989/06/30      10915.28                    10996.89
  1989/07/31      11052.13                    11160.78
  1989/08/31      11024.48                    11097.62
  1989/09/30      11070.11                    11162.93
  1989/10/31      11253.00                    11336.99
  1989/11/30      11329.88                    11438.34
  1989/12/31      11385.01                    11483.63
  1990/01/31      11363.02                    11495.64
  1990/02/28      11414.57                    11556.64
  1990/03/31      11456.98                    11593.30
  1990/04/30      11481.30                    11622.25
  1990/05/31      11673.32                    11801.85
  1990/06/30      11757.32                    11926.62
  1990/07/31      11893.67                    12071.10
  1990/08/31      11875.62                    12113.92
  1990/09/30      11896.13                    12204.80
  1990/10/31      11866.57                    12330.80
  1990/11/30      11928.58                    12451.25
  1990/12/31      12043.46                    12596.96
  1991/01/31      12026.80                    12710.95
  1991/02/28      12165.14                    12802.75
  1991/03/31      12402.22                    12895.78
  1991/04/30      12571.38                    13022.09
  1991/05/31      12699.59                    13103.42
  1991/06/30      12746.17                    13152.09
  1991/07/31      12847.67                    13267.61
  1991/08/31      13063.44                    13447.52
  1991/09/30      13198.54                    13592.31
  1991/10/31      13351.46                    13738.64
  1991/11/30      13489.61                    13877.58
  1991/12/31      13732.58                    14087.37
  1992/01/31      13788.94                    14072.89
  1992/02/29      13908.57                    14117.56
  1992/03/31      14003.97                    14114.48
  1992/04/30      14080.13                    14243.55
  1992/05/31      14215.71                    14376.94
  1992/06/30      14348.35                    14523.89
  1992/07/31      14518.33                    14694.25
  1992/08/31      14645.38                    14812.85
  1992/09/30      14766.40                    14953.02
  1992/10/31      14661.92                    14863.07
  1992/11/30      14648.04                    14842.12
  1992/12/31      14747.07                    14982.29
  1993/01/31      14990.18                    15142.17
  1993/02/28      15157.49                    15265.70
  1993/03/31      15251.35                    15315.30
  1993/04/30      15326.27                    15411.42
  1993/05/31      15352.58                    15376.30
  1993/06/30      15519.63                    15492.75
  1993/07/31      15609.45                    15528.17
  1993/08/31      15781.02                    15658.17
  1993/09/30      15839.44                    15708.70
  1993/10/31      15940.61                    15745.36
  1993/11/30      15972.68                    15749.98
  1993/12/31      16093.47                    15813.75
  1994/01/31      16198.32                    15914.48
  1994/02/28      16057.43                    15818.06
  1994/03/31      15751.53                    15736.73
  1994/04/30      15630.68                    15676.97
  1994/05/31      15717.12                    15698.22
  1994/06/30      15572.34                    15739.50
  1994/07/31      15689.54                    15882.75
  1994/08/31      15753.91                    15936.35
  1994/09/30      15779.49                    15900.93
  1994/10/31      15771.59                    15937.28
  1994/11/30      15795.89                    15870.43
  1994/12/31      15434.74                    15900.62
  1995/01/31      15552.58                    16119.04
  1995/02/28      15716.57                    16342.07
  1995/03/31      15816.58                    16434.80
  1995/04/30      15969.31                    16583.59
  1995/05/31      16253.90                    16870.71
  1995/06/30      16351.58                    16962.51
  1995/07/31      16397.35                    17030.28
  1995/08/31      16501.27                    17133.48
  1995/09/30      16586.28                    17218.20
  1995/10/31      16695.22                    17361.14
  1995/11/30      16839.49                    17510.55
  1995/12/31      16950.44                    17643.33
  1996/01/31      17080.42                    17794.28
  1996/02/29      17032.61                    17726.50
  1996/03/31      16993.99                    17713.56
  1996/04/30      17010.62                    17731.43
  1996/05/31      17046.21                    17772.40
  1996/06/30      17156.78                    17902.41
  1996/07/31      17229.82                    17972.03
  1996/08/31      17283.83                    18038.26
  1996/09/30      17435.46                    18203.38
  1996/10/31      17611.67                    18408.86
  1996/11/30      17745.15                    18546.87
  1996/12/31      17759.88                    18549.95
  1997/01/31      17834.15                    18639.60
  1997/02/28      17880.09                    18685.81
  1997/03/31      17851.96                    18671.33
  1997/04/30      18006.87                    18824.44
  1997/05/31      18124.52                    18955.98
  1997/06/30      18239.11                    19087.83
  1997/07/31      18442.02                    19299.78
  1997/08/31      18456.05                    19317.95
  1997/09/30      18593.53                    19466.74
  1997/10/31      18713.80                    19606.91
  1997/11/30      18743.35                    19656.20
  1997/12/31      18862.22                    19785.90
  1998/01/31      19046.10                    19976.90
  1998/02/28      19070.33                    19996.92
  1998/03/31      19148.14                    20074.86
  1998/04/30      19243.02                    20174.36
IMATRL PRASUN   SHR__CHT 19980430 19980506 133244 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $19,243 - a 92.43% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,174 - a 101.74% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                          YEARS ENDED APRIL 30,

                 1998   1997    1996    1995    1994

DIVIDEND RETURN  6.40%  6.55%   6.52%   6.13%   6.51%

CAPITAL RETURN   0.46%  -0.69%  0.00%   -3.96%  -4.52%

TOTAL RETURN     6.86%  5.86%   6.52%   2.17%   1.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.31(CENTS)  26.34(CENTS)  53.91(CENTS)

ANNUALIZED DIVIDEND RATE       6.03%        6.10%         6.20%

30-DAY ANNUALIZED YIELD        5.54%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.70 over the past one month, $8.71 over the past six months and $8.70 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a
strong rally from May through
September 1997 on the heels of
encouraging economic data, as
well as the Federal Reserve
Board's reluctance to raise
short-term interest rates. In the
fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going below
the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for
yield. Despite increased
prepayment activity in early 1998
due to lower rates,
mortgage-backed bonds also fared
relatively well. The Lehman
Brothers Mortgage-Backed
Securities Index returned 10.02%
during the period. The period ended
on a positive note as the
Commerce Department reported
that gross domestic product grew
at a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace -
signs of continued strong
economic growth and benign inflation.
However, the Fed tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the 12 months that ended April 30, 1998, the fund had a total return of 6.86%. That outperformed the 6.67% return of the short investment grade debt funds average tracked by Lipper Analytical Services. For the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 7.17%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. The fund benefited from maintaining overweighted positions, relative to the index, in corporate bonds, asset-backed securities and mortgage-backed securities. Generally, these so-called spread products offered attractive yield spreads - or yield advantages - over comparable Treasuries during the period.
Q. HOW WERE THE FUND'S INVESTMENTS ALLOCATED?
A. Corporate bonds, including asset-backed securities - bonds backed by a pool of loans such as credit cards - accounted for about 66% of the fund's investments at the end of the period. Corporate bonds offered only neutral returns during the 12-month period after weakening in the fourth quarter of 1997 during the economic slowdown in Asia, and then stabilizing in the first quarter of 1998. The fund was able to generate modest returns from its corporate position by emphasizing its cable, media and telecommunications holdings. Growth in these industries is much more dependent on the health of the U.S. economy than on Asian markets. In addition, asset-backed securities were a very stable component of the portfolio because of their high credit quality. In fact, a majority of the fund's asset-backed position was rated Aaa. These securities offered the fund a way to get additional yield without taking on the credit risks associated with many corporate bonds.
Q. WHAT ABOUT MORTGAGE-BACKED SECURITIES?
A. More than half of the fund's mortgage-backed holdings were invested in commercial mortgage-backed securities (CMBS) - bonds that are backed by loans on commercial property, such as office buildings or retail malls. The market for these securities has gained considerable acceptance among investors, leading to better returns for the issues.
Q. HOW MUCH OVERALL IMPACT DID THE ASIAN SITUATION HAVE ON THE FUND'S
PERFORMANCE?
A. Not much. The Asian situation definitely weakened the corporate bond market, but as I said, I shielded the portfolio from many of these ill effects by buying securities in sectors that were more dependent on the domestic economy. In fact, the fund sold many of the fund's corporate positions that did have exposure to Asia in October, helping its performance versus the peer group. Longer term, I see Asia as an opportunity. The Asian turmoil has caused volatility in the bond market, which allows me to apply Fidelity's strong research to find attractive securities that have been unfairly repriced in the past few months.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. The yield curve was very flat at the end of the period, meaning longer-term bonds were not offering much of a yield advantage over short-term issues. As a result, many buyers of fixed-income securities will try to get additional yield by buying non-Treasury securities. Consequently, I think increased demand for these spread products will benefit their pricing. In addition, the equity markets generated healthy gains in the first quarter of 1998, which bodes well for high-grade corporate bonds in the next few months. I also expect asset-backed securities, which have high credit quality, to continue to perform well as investors seek out defensive instruments in periods of turmoil. Finally, opportunities in the mortgage-backed sector will depend on the level of interest rates. These securities may underperform other fixed-income securities in the short term if the market rallies and prepayment - or refinancing - levels remain high. If that's the case, I may increase the fund's position in mortgage-backed bonds in anticipation of a rebound and outperformance in the long term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                3   41.5
                   9
                   .
                   1

AA                 8   7.6
                   .
                   8

A                  1   15.8
                   4
                   .
                   4

BAA                2   25.2
                   8
                   .
                   8

BA                 4   7.8
                   .
                   7

NOT RATED          1   0.8
                   .
                   4

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  2.4                                        2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  1.8                                        1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 * AS OF OCTOBER 31, 1997 **

CORPORATE BONDS 66.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 15.0%
MORTGAGE-BACKED
SECURITIES 12.0%
SHORT-TERM
INVESTMENTS 2.8%
OTHER 4.2%
CORPORATE BONDS 67.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 21.5%
MORTGAGE-BACKED
SECURITIES 6.6%
SHORT-TERM
INVESTMENTS 1.3%
OTHER 2.7%
ROW: 1, COL: 1, VALUE: 4.2
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 15.0
ROW: 1, COL: 5, VALUE: 66.0
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 21.5
ROW: 1, COL: 5, VALUE: 67.90000000000001

* FOREIGN
 INVESTMENTS 6.7%
** FOREIGN
 INVESTMENTS 1.6%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 66.0%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 8,440 $ 8,821
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa  1,100  1,090
EOP Operating LP 6 3/8%, 2/15/03 (c)  Baa  3,550  3,533
Weeks Realty LP 6 7/8%, 3/15/05  Baa  3,000  2,980
  7,603
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A2  2,990  3,237
ENERGY - 0.3%
OIL & GAS - 0.3%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  1,570  1,572
USX Corp. 6 3/8%, 7/15/98  Baa  490  491
  2,063
FINANCE - 39.5%
ASSET-BACKED SECURITIES - 20.3%
Aesop Funding II LLC 6.22%, 10/20/01 (c)  Aaa  4,500  4,517
Associates Manufactured Housing Contract
Pass-Through Certificates 7%, 3/15/27  Aaa  2,200  2,239
Capital Equipment Receivables Trust:
6.57%, 3/15/01  Aa3  2,230  2,259
 6.45%, 8/15/02   Aa3  5,100  5,121
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  6,743  6,756
 6.45%, 9/15/02   A3  3,000  3,014
 5.85%, 2/15/03  A3  1,770  1,770
Caterpillar Financial Asset Trust 6.55%, 5/22/02   A3  1,246  1,257
Chase Manhattan Corp. 6.45%, 3/29/01  Aaa  4,400  4,428
Chevy Chase Auto Receivables Trust:
6.20%, 3/20/04   Aaa  2,429  2,434
 5.97%,10/20/04  Aaa  5,475  5,463
Citibank Credit Card Master Trust I
5 3/4%, 1/15/03  Aaa  4,100  4,079
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Contimortgage Home Equity Loan Trust:
6.26%, 7/15/12  Aaa $ 8,800 $ 8,808
 6.30%, 7/15/12  Aaa  3,300  3,302
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  1,131  1,140
Discover Card Trust 7 1/2%, 6/16/00  A2  1,650  1,650
Fidelity Funding Auto Trust 6.99%,
11/15/02 (c)  Aaa  1,258  1,267
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  3,388  3,391
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  1,837  1,841
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  391  390
 5.80%, 2/15/27  Aaa  3,083  3,083
 6.10%, 4/15/27  Aaa  3,546  3,549
 6.45%, 5/15/27  Aaa  2,780  2,786
 6 1/2%, 6/15/27  Aaa  2,170  2,175
 6.65%, 7/15/27  Aaa  1,726  1,728
Key Auto Finance Trust Class C 6.65%,
10/15/03  Baa  940  941
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  166  166
Norwest Automobile Trust 6.30%, 5/15/03  A2  3,375  3,386
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  3,800  3,793
 6 1/8%, 11/15/04   Aaa  2,131  2,162
Onyx Acceptance Grantor Trust:
6.20%, 6/15/03  Aaa  3,888  3,902
 5.95%, 7/15/04  Aaa  6,251  6,249
Petroleum Enhanced Trust Receivables Offering
Petroleum Trust 6.1875%, 2/5/03 (c)  Baa  5,648  5,648
Premier Auto Trust:
4.95%, 2/2/99  A2  42  42
 6%, 5/6/00  Aaa  2,584  2,586
 6.35%, 7/6/00  A3  4,610  4,624
 5.70%, 10/6/02  Aaa  9,500  9,438
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  1,971  1,971
SCFC Recreational Vehicle Loan Trust 7 1/4%,
9/15/06  Aaa  271  271
Standard Credit Card Master Trust I 6 3/4%,
6/7/00  Aaa  10,700  10,710
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa $ 717 $ 717
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa  339  339
Tranex Auto Receivables Owner Trust 6.33%,
8/15/03 (c)  Aaa  3,056  3,067
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa  280  281
 7.275%, 10/10/00  Baa  313  313
 8.20%, 1/10/01  Baa  322  322
Western Financial Grantor Trust 5 7/8%, 3/1/02  Aaa  2,697  2,735
WFS Financial Owner Trust:
6.40%, 10/20/00  Aaa  8,380  8,419
 7.05%, 11/20/03  Aaa  7,410  7,621
 6.90%, 12/20/03  Aaa  5,020  5,163
  163,313
BANKS - 8.0%
Banc One Corp. 6.70%, 3/24/00  Aa3  3,700  3,741
Banco Latinoamericano Exportaciones SA euro:
6.45%, 09/13/99 (c)  Baa  2,880  2,876
 6.90%, 12/6/99 (c)  Baa  1,700  1,721
BanPonce Financial Corp.:
7.65%, 5/3/00  A3  2,790  2,850
 6.88%, 6/16/00  A3  1,450  1,469
BanPonce Corp.:
6.378%, 4/8/99  A3  2,580  2,584
 6.488%, 3/3/00  A3  2,300  2,314
Capital One Bank:
6.42%, 11/12/99  Baa  6,000  6,020
 6 3/8%, 2/15/03  Baa  3,720  3,693
First Chicago Corp. 9 7/8%, 7/1/99  A2  1,526  1,591
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  2,200  2,294
First USA Bank 6 1/2%, 12/23/99  Aa2  5,400  5,440
Kansallis-Osake-Pankki (NY Branch) yankee
 9 3/4%, 12/15/98  A3  2,220  2,267
KeyCorp. 7.45%, 4/5/00  A1  3,250  3,324
Mellon Financial Co. 6.30%, 6/1/00  A2  1,000  1,004
NationsBank Corp. 5 3/4%, 3/15/01  Aa3  7,700  7,650
Popular, Inc. 6.40%, 8/25/00  A3  2,270  2,279
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Providian National Bank 6.70%, 3/15/03  Baa $ 5,000 $ 4,979
Union Planters National Bank 6.53%, 8/20/99  A3  5,820  5,855
  63,951
CREDIT & OTHER FINANCE - 10.4%
Aristar, Inc. 7 1/2%, 7/1/99  Baa  5,730  5,826
Associates Corp. of North America
6 3/8%, 8/15/99  Aa3  3,300  3,317
AT&T Capital Corp.:
6.65%, 4/30/99  Baa  7,310  7,336
 6.16%, 12/3/99  Baa  5,690  5,690
Boatmens Auto Trust 6.35%, 10/15/01  A2  1,375  1,380
Chrysler Financial Corp.:
8.42%, 2/1/99  A3  2,500  2,542
 6 3/8%, 1/28/00  A2  5,460  5,493
Edison Mission Energy Funding Corp. 6.77%,
9/15/03 (c)  Baa  5,539  5,605
Finova Capital Corp. 6.27%, 9/29/00  Baa  1,650  1,651
General Electric Capital Corp. 6.01%, 4/30/01 Aaa 2,600 2,603 General Motors Acceptance Corp.
5.85%, 4/20/00  A2  21,880  21,739
Heller Financial, Inc. 6 1/4%, 3/1/01  A3  4,000  3,996
MCN Investment Corp. 5.84%, 2/1/99  Baa  3,640  3,630
Money Store, Inc. 7.30%, 12/1/02  Ba2  1,870  1,941
North American Mortgage Co. 5.80%, 11/2/98  Baa  2,250  2,246
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa  3,327  3,355
Union Acceptance Corp. 7.075%, 7/10/02  Baa  489  492
U.S. West Capital Funding, Inc. 6.85%, 1/15/02  Baa  4,785  4,875
  83,717
SAVINGS & LOANS - 0.6%
Long Island Savings Bank:
6.20%, 4/2/01  Baa  1,900  1,892
 7%, 6/13/02  Baa  3,080  3,157
  5,049
SECURITIES INDUSTRY - 0.2%
Amvescap PLC yankee 6 3/8%, 5/15/03 (c)  A3  1,500  1,497
TOTAL FINANCE   317,527
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp. 6.95%, 5/1/02  Baa $ 2,300 $ 2,363
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc. 6 1/4%, 10/15/00  Baa  4,435  4,430
MEDIA & LEISURE - 7.9%
BROADCASTING - 5.7%
Continental Cablevision, Inc.:
8 1/2%, 9/15/01  Baa  5,755  6,112
 8.30%, 5/15/06  Baa  820  903
TCI Communications, Inc.:
6 3/8%, 9/15/99  Baa  9,675  9,704
 7 3/8%, 2/15/00  Baa  6,005  6,127
Tele Communications, Inc. 9%, 1/2/02  Ba1  2,300  2,484
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  13,775  14,152
 7 3/4%, 6/15/05  Ba1  6,100  6,468
  45,950
ENTERTAINMENT - 1.5%
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  3,420  3,360
 7 1/2%, 1/15/02  Ba2  1,570  1,608
Viacom, Inc.:
6 3/4%, 1/15/03  Ba2  4,595  4,606
 7 3/4%, 6/1/05  Ba2  2,265  2,388
  11,962
PUBLISHING - 0.7%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa  5,450  5,930
TOTAL MEDIA & LEISURE   63,842
NONDURABLES - 2.2%
FOODS - 0.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa  6,300  6,348
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.4%
Philip Morris Companies, Inc.:
7 1/8%, 12/1/99  A2 $ 7,000 $ 7,107
 7 1/4%, 9/15/01  A2  4,300  4,418
  11,525
TOTAL NONDURABLES   17,873
RETAIL & WHOLESALE - 3.3%
GENERAL MERCHANDISE STORES - 3.3%
Dayton Hudson Corp.:
10%, 12/1/00  Baa  2,380  2,596
 6.80%, 10/1/01  Baa  4,870  4,957
 9 3/4%, 7/1/02  Baa  2,980  3,347
Federated Department Stores, Inc.:
10%, 2/15/01  Baa  6,530  7,130
 8 1/8%, 10/15/02  Baa  4,380  4,654
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,400  3,455
  26,139
TECHNOLOGY - 4.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
Computer Associates International, Inc.
6 1/4%, 4/15/03 (c)  Baa  1,760  1,754
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Comdisco, Inc.:
 6 1/2%, 4/30/99  Baa  6,000  6,027
 6.86%, 7/29/99  Baa  8,210  8,288
 7 3/4%, 9/1/99  Baa  4,000  4,086
 6.55%, 2/4/00  Baa  12,400  12,510
 5.86%, 4/7/00  Baa  1,090  1,081
  31,992
TOTAL TECHNOLOGY   33,746
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
CSX Corp. 7.05%, 5/1/02  Baa  3,850  3,937
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - 4.8%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1 $ 650 $ 671
ELECTRIC UTILITY - 2.0%
Avon Energy Partners Holdings
 6.73%, 12/11/02 (c)  Baa  2,800  2,833
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa  5,500  5,525
Ohio Edison Co. 7 3/8%, 9/15/02  Baa  2,900  3,002
Philadelphia Electric Co. 5 5/8%, 11/1/01  Baa  2,200  2,160
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa  2,700  2,749
  16,269
GAS - 0.3%
Arkla, Inc. 8 7/8%, 7/15/99  Baa  2,500  2,583
TELEPHONE SERVICES - 2.4%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  3,760  3,761
MCI Communications Corp. 7 1/2%, 8/20/04  Baa  4,300  4,536
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  Baa  1,800  2,048
 0%, 7/1/07 (b)  Baa  3,340  2,872
WorldCom, Inc.:
9 3/8%, 1/15/04  Baa  3,333  3,538
 8 7/8%, 1/15/06  Baa  1,881  2,050
  18,805
TOTAL UTILITIES   38,328
TOTAL NONCONVERTIBLE BONDS
(Cost $526,991)   529,909
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.0%
U.S. TREASURY OBLIGATIONS - 11.7%
6 3/8%, 7/15/99  Aaa  80,735  81,482
5 5/8%, 11/30/99  Aaa  8,270  8,274
6 7/8%, 3/31/00  Aaa  4,200  4,296
  94,052
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class T-3, 9 5/8%, 5/15/02  Aaa $ 1,055 $ 1,111
  Class 1-C, 9 1/4%, 11/15/01  Aaa  16,878  17,850
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
 Series 1994-C, 6.61%, 9/15/99  Aaa  245  246
  Series 1995-A, 6.28%, 6/15/04  Aaa  4,588  4,631
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  1,553  1,587
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,029  1,057
  26,482
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,749)   120,534
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 4.8%
FANNIE MAE - 2.3%
 6 1/2%, 1/1/13 to 2/1/13  Aaa  17,054  17,113
 11 1/2%, 11/1/15  Aaa  1,222  1,376
  18,489
FREDDIE MAC - 0.4%
 7%, 5/1/01 to 8/1/01  Aaa  2,544  2,575
 12%, 11/1/19  Aaa  317  365
  2,940
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.1%
 9 1/2%, 3/15/16 to 12/15/20  Aaa  5,382  5,844
 11%, 12/15/09 to 8/15/20  Aaa  5,949  6,654
 11 1/2%, 4/15/13 to 8/15/13  Aaa  1,952  2,221
 12%, 2/15/16  Aaa  1,929  2,231
  16,950
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $41,268)   38,379
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
PRIVATE SPONSOR - 0.3%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09 (Cost $2,269)  Aaa $ 2,320 $ 2,309
COMMERCIAL MORTGAGE SECURITIES - 6.9%
Allied Capital Commercial Mortgage Trust
sequential pay Series 1998-1 Class A, 6.31%,
5/25/03 (c)  Aaa  5,619  5,559
Bankers Trust Remic Trust 1988-1 floater
Series 1998-S1A Class D, 6.5375%,
11/28/02 (c)(d)  Baa  6,715  6,689
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  5,090  5,081
Blackrock Capital Funding LLC Series 1996
 Class C2, 6.5375%, 11/16/26 (c)(d)  Aaa  216  216
CBM Funding Corp. sequential pay Series 1996-1:
Class A-1, 7.55%, 7/1/99  AA  244  247
 Class A-2, 6.88%, 7/1/02  AA  2,170  2,202
CS First Boston Mortgage Securities Corp.
sequential pay Series 1997-SPICE Class A,
6.653%, 6/20/03 (c)  -  8,766  8,790
DLJ Commercial Mortgage Corp. floater
Series 1998-STFA Class A-3, 7.2263%,
12/8/00 (c)(d)  A2  2,740  2,740
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2, 6.7063%,
5/15/03 (c)(d)  Baa  2,300  2,299
Federal Deposit Insurance Corp. Series 1996-C1:
Class 1A, 6.75%, 5/25/26  Aaa  5,711  5,720
 Class II-A2, 7.85%, 9/25/25  Aaa  1,830  1,842
Kidder Peabody Acceptance Corp. sequential
pay, Series 1993-M1 Class A-2, 7.15%,
4/25/25  Aa2  1,441  1,426
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6, 6.9175%
7/4/03 (d)  -  2,808  2,815
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)(d)  AAA  1,084  1,082
Resolution Trust Corp. floater:
Series 1993-C2 Class A-2, 6.2375%
 3/25/25 (d)  Aaa  303  303
 Series 1994-C1 Class A-3, 6.2375%,
 6/25/26 (d)  Aaa  1,558  1,560
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Structured Asset Securities Corp.:
Series 1996-C3 Class A, 6 3/4%,
 6/25/30 (c)  AAA $ 1,838 $ 1,846
 Series 1998-C2A Class C, 6.0865%,
 1/25/13 (d)  AAA  5,400  5,398
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $55,893)   55,815
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.0%
Ontario Province:
6 1/8%, 6/28/00  Aa3  2,700  2,705
 5 3/4%, 11/7/00  Aa3  2,740  2,724
 8 1/2%, 2/28/01  Aa3  2,500  2,653
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,125)   8,082
SUPRANATIONAL OBLIGATIONS - 2.0%
African Development Bank:
9.30%, 7/1/00  Aa1  10,270  10,939
 7 3/4%, 12/15/01  Aa1  5,090  5,355
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $16,396)   16,294
CERTIFICATES OF DEPOSIT - 1.2%
Canadian Imperial Bank of Commerce
NY Branch yankee 6.20%, 8/1/00
(Cost $9,821)  Aa3  9,800  9,837
CASH EQUIVALENTS - 2.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98 (Cost $22,717)   $ 22,720  22,717
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $804,229)  $ 803,876
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,591,000 or 8.7% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 60.7% AAA, AA, A 58.2%
Baa 28.8% BBB  32.5%
Ba 4.7% BB  1.5%
B 0.0% B  0.6%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.4%.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $804,254,000. Net unrealized depreciation aggregated $378,000, of which $2,521,000 related to appreciated investment securities and $2,899,000 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending April 30, 1999 approximately $308,000 of losses recognized during the period November 1, 1997 to April 30, 1998.
At April 30, 1998, the fund had a capital loss carryforward of approximately $166,788,000 of which $2,771,000, $2,248,000,
$18,091,000, $55,095,000, $74,079,000, $6,241,000, and $8,263,000 will expire on April 30, 1999, 2000, 2002, 2003, 2004, 2005, and 2006,
respectively. Of the loss carryforwards expiring in 2000, 2002, and 2003, $2,248,000, $13,718,000, and $15,805,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 803,876
AGREEMENTS OF $22,717) (COST $804,229) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       2,597

RECEIVABLE FOR INVESTMENTS SOLD                                            83,046

RECEIVABLE FOR FUND SHARES SOLD                                            408

INTEREST RECEIVABLE                                                        10,541

OTHER RECEIVABLES                                                          12

 TOTAL ASSETS                                                              900,480

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                               $ 89,326

PAYABLE FOR FUND SHARES REDEEMED                                 1,429

DISTRIBUTIONS PAYABLE                                            388

ACCRUED MANAGEMENT FEE                                           294

OTHER PAYABLES AND ACCRUED EXPENSES                              255

 TOTAL LIABILITIES                                                         91,692

NET ASSETS                                                                $ 808,788

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 980,317

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           (4,027)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      (167,149)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  (353)

NET ASSETS, FOR 92,984 SHARES OUTSTANDING                                 $ 808,788

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $8.70
PER SHARE ($808,788 (DIVIDED BY) 92,984 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                  $ 61,470
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 3,862

TRANSFER AGENT FEES                                        1,885

ACCOUNTING FEES AND EXPENSES                               283

NON-INTERESTED TRUSTEES' COMPENSATION                      18

CUSTODIAN FEES AND EXPENSES                                44

REGISTRATION FEES                                          37

AUDIT                                                      69

LEGAL                                                      12

MISCELLANEOUS                                              6

 TOTAL EXPENSES BEFORE REDUCTIONS                          6,216

 EXPENSE REDUCTIONS                                        (40)     6,176

NET INVESTMENT INCOME                                               55,294

REALIZED AND UNREALIZED GAIN (LOSS)                                 (2,546)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON             6,400
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                     3,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 59,148
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                    YEAR ENDED   YEAR ENDED
                                                        APRIL 30,    APRIL 30,
                                                        1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 55,294     $ 63,210
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                (2,546)      (10,878)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    6,400        3,881

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         59,148       56,213
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (54,671)     (62,498)
FROM NET INVESTMENT INCOME

 RETURN OF CAPITAL                                       -            (536)

 TOTAL DISTRIBUTIONS                                     (54,671)     (63,034)

SHARE TRANSACTIONS                                       337,273      305,603
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE    -            86,310
 NET ASSETS OF FIDELITY SHORT-TERM WORLD BOND FUND

 REINVESTMENT OF DISTRIBUTIONS                           49,278       56,510

 COST OF SHARES REDEEMED                                 (504,130)    (568,209)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (117,579)    (119,786)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (113,102)    (126,607)

NET ASSETS

 BEGINNING OF PERIOD                                     921,890      1,048,497

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF    $ 808,788    $ 921,890
NET INVESTMENT INCOME OF $4,027 AND $4,781,
RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                    38,753       35,124

 ISSUED IN EXCHANGE FOR THE SHARES OF                    -            9,875
 FIDELITY SHORT-TERM WORLD BOND FUND

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 5,662        6,498

 REDEEMED                                                (57,922)     (65,293)

 NET INCREASE (DECREASE)                                 (13,507)     (13,796)



FINANCIAL HIGHLIGHTS
                                                          YEARS ENDED APRIL 30,

                                    1998                   1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 8.660                $ 8.720  $ 8.720  $ 9.080  $ 9.510
BEGINNING OF PERIOD

INCOME FROM INVESTMENT               .546 B                 .558 B   .579     .344     .588
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND                    .033                   (.061)   (.020)   (.156)   (.392)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .579                   .497     .559     .188     .196



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.539)                 (.552)   (.504)   (.430)   (.592)

 IN EXCESS OF NET INVESTMENT         -                      -        -        -        (.034)
 INCOME

 RETURN OF CAPITAL                   -                      (.005)   (.055)   (.118)   -

 TOTAL DISTRIBUTIONS                 (.539)                 (.557)   (.559)   (.548)   (.626)

NET ASSET VALUE, END OF PERIOD      $ 8.700                $ 8.660  $ 8.720  $ 8.720  $ 9.080

TOTAL RETURN A                       6.86%                  5.86%    6.52%    2.17%    1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 809                  $ 922    $ 1,048  $ 1,304  $ 1,962
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .70%                   .70%     .69%     .69%     .80%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE         .70%                   .70%     .68% C   .69%     .80%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME       6.26%                  6.41%    6.37%    6.37%    6.70%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              117%                   104% D   151%     113%     73%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended April 30, 1997 the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
remains in accordance with the market value requirements stated above. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $995,740,000 and $1,118,388,000, respectively, of which U.S. government and government agency obligations aggregated $538,854,000 and $605,330,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $31,000, respectively, under these arrangements.
Effective June 27, 1998, FMR voluntarily agrees to reimburse the fund's operating
5. EXPENSE REDUCTIONS -
CONTINUED
expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% of average net assets.
6. MERGER INFORMATION.
On October 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Short-Term World Bond Fund. The acquisition, which was approved by the shareholders of Fidelity Short-Term World Bond Fund on October 11, 1996, was accomplished by an exchange of 9,875,000 shares of the fund for the 9,626,000 shares then outstanding (each valued at $8.97) of Fidelity Short-Term World Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Short-Term World Bond Fund's net assets, including $190,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,009,513,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 18, 1998
DISTRIBUTIONS


A total of 17.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GOVERNMENT INCOME
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    15  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   19  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   22  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           23


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998              PAST 1  PAST 5  LIFE OF
                                          YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME                 10.63%  34.82%  117.97%

LB GOVERNMENT BOND                        11.05%  37.97%  N/A

SB TREAS/AGENCY                           11.15%  38.07%  N/A

GENERAL US GOVERNMENT FUNDS AVERAGE       10.27%  32.06%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 20, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more, and the Salomon Brothers Treasury/Agency Index - a market value weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  LIFE OF
                                     YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME            10.63%  6.16%   8.68%

LB GOVERNMENT BOND                   11.05%  6.65%   N/A

SB TREAS/AGENCY                      11.15%  6.66%   N/A

GENERAL US GOVERNMENT FUNDS AVERAGE  10.27%  5.70%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Spartan Govt. Income        LB Government Bond
             00453                       LB003
  1988/12/31      10000.00                    10000.00
  1989/01/31      10175.40                    10127.14
  1989/02/28      10097.78                    10044.69
  1989/03/31      10104.09                    10106.16
  1989/04/30      10313.82                    10322.92
  1989/05/31      10606.35                    10566.35
  1989/06/30      10945.29                    10918.90
  1989/07/31      11196.70                    11149.49
  1989/08/31      10999.20                    10961.86
  1989/09/30      11064.30                    11009.01
  1989/10/31      11349.30                    11293.91
  1989/11/30      11477.32                    11403.28
  1989/12/31      11522.54                    11422.54
  1990/01/31      11374.73                    11260.83
  1990/02/28      11423.41                    11283.30
  1990/03/31      11432.64                    11280.83
  1990/04/30      11290.09                    11181.34
  1990/05/31      11644.08                    11493.15
  1990/06/30      11829.42                    11675.10
  1990/07/31      12017.08                    11824.47
  1990/08/31      11838.33                    11659.80
  1990/09/30      11934.42                    11771.63
  1990/10/31      12100.99                    11963.96
  1990/11/30      12373.83                    12229.11
  1990/12/31      12578.78                    12418.22
  1991/01/31      12724.51                    12551.54
  1991/02/28      12819.09                    12623.38
  1991/03/31      12879.73                    12687.57
  1991/04/30      13014.49                    12826.81
  1991/05/31      13078.93                    12876.68
  1991/06/30      13080.97                    12858.41
  1991/07/31      13251.79                    13010.99
  1991/08/31      13535.40                    13312.68
  1991/09/30      13808.89                    13591.90
  1991/10/31      13957.32                    13710.90
  1991/11/30      14056.63                    13848.41
  1991/12/31      14478.81                    14320.21
  1992/01/31      14300.45                    14097.27
  1992/02/29      14396.79                    14152.33
  1992/03/31      14350.80                    14069.62
  1992/04/30      14452.94                    14158.25
  1992/05/31      14693.76                    14419.45
  1992/06/30      14881.82                    14626.10
  1992/07/31      15120.94                    14994.69
  1992/08/31      15198.57                    15134.43
  1992/09/30      15326.07                    15348.48
  1992/10/31      15148.13                    15127.02
  1992/11/30      15271.79                    15100.85
  1992/12/31      15509.70                    15355.14
  1993/01/31      15678.96                    15681.27
  1993/02/28      15894.57                    15995.31
  1993/03/31      15936.89                    16048.88
  1993/04/30      16060.25                    16172.32
  1993/05/31      16126.36                    16154.55
  1993/06/30      16393.88                    16513.02
  1993/07/31      16488.97                    16613.75
  1993/08/31      16710.04                    16984.57
  1993/09/30      16688.57                    17049.50
  1993/10/31      16720.09                    17113.94
  1993/11/30      16522.81                    16926.31
  1993/12/31      16648.09                    16991.73
  1994/01/31      16896.96                    17224.29
  1994/02/28      16548.56                    16859.65
  1994/03/31      16104.37                    16480.43
  1994/04/30      15876.77                    16350.82
  1994/05/31      15892.09                    16329.84
  1994/06/30      15850.93                    16292.31
  1994/07/31      16166.65                    16591.78
  1994/08/31      16192.46                    16594.99
  1994/09/30      15955.78                    16361.19
  1994/10/31      15947.83                    16348.85
  1994/11/30      15923.85                    16318.97
  1994/12/31      16051.03                    16418.22
  1995/01/31      16365.74                    16723.86
  1995/02/28      16727.41                    17083.82
  1995/03/31      16810.12                    17190.96
  1995/04/30      17039.33                    17415.63
  1995/05/31      17682.39                    18118.01
  1995/06/30      17826.75                    18257.01
  1995/07/31      17766.76                    18189.85
  1995/08/31      17969.09                    18403.65
  1995/09/30      18151.91                    18580.92
  1995/10/31      18441.89                    18863.84
  1995/11/30      18694.17                    19157.88
  1995/12/31      18967.41                    19429.45
  1996/01/31      19066.72                    19548.70
  1996/02/29      18698.76                    19150.48
  1996/03/31      18551.13                    18990.50
  1996/04/30      18420.29                    18869.28
  1996/05/31      18400.33                    18837.67
  1996/06/30      18612.90                    19080.85
  1996/07/31      18662.12                    19128.01
  1996/08/31      18615.75                    19085.30
  1996/09/30      18922.61                    19402.05
  1996/10/31      19328.85                    19828.91
  1996/11/30      19659.33                    20173.81
  1996/12/31      19462.38                    19967.91
  1997/01/31      19473.93                    19990.12
  1997/02/28      19494.31                    20017.53
  1997/03/31      19311.92                    19805.70
  1997/04/30      19572.52                    20091.59
  1997/05/31      19720.32                    20264.91
  1997/06/30      19943.39                    20492.28
  1997/07/31      20485.79                    21073.94
  1997/08/31      20294.77                    20865.57
  1997/09/30      20597.39                    21179.36
  1997/10/31      20924.10                    21545.74
  1997/11/30      21026.24                    21656.09
  1997/12/31      21256.60                    21882.48
  1998/01/31      21568.04                    22209.85
  1998/02/28      21503.18                    22149.61
  1998/03/31      21568.64                    22212.32
  1998/04/30      21648.86                    22312.31
IMATRL PRASUN   SHR__CHT 19980430 19980507 152539 R00000000000115
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by April 30, 1998, the value of the investment would have grown to $21,649 - a 116.49% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,312 - a 123.12% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU
CAN RIDE OUT THE MARKET'S UPS
AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                        YEARS ENDED APRIL 30,

                 1998    1997    1996   1995    1994

DIVIDEND RETURN  6.55%   6.75%   6.69%  7.82%   5.09%

CAPITAL RETURN    4.08%  -0.50%  1.41%  -0.51%  -6.24%

TOTAL RETURN     10.63%  6.25%   8.10%  7.31%   -1.15%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.13(CENTS)  30.94(CENTS)  63.30(CENTS)

ANNUALIZED DIVIDEND RATE       5.96%        5.96%         6.13%

30-DAY ANNUALIZED YIELD        5.73%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.47 over the past one month, $10.47 over the past six months and $10.33 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 5.68%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a
strong rally from May through
September 1997 on the heels of
encouraging economic data, as
well as the Federal Reserve
Board's reluctance to raise
short-term interest rates. In the
fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going below
the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for
yield. Despite increased
prepayment activity in early 1998
due to lower rates,
mortgage-backed bonds also fared
relatively well. The Lehman
Brothers Mortgage-Backed
Securities Index returned 10.02%
during the period. The period ended
on a positive note as the
Commerce Department reported
that gross domestic product grew
at a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace -
signs of continued strong
economic growth and benign inflation.
However, the Fed tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Government Income Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended April 30, 1998, the fund provided a total return of 10.63%. To get a sense of how the fund did compared to its competitors, the general U.S. government funds average returned 10.27% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests
- returned 11.05% for the same 12-month period.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS GOVERNMENT BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and includes most of the universe of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors - such as agencies or Treasury securities - based on my view of the relative value of each maturity or sector.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS DURING THE PAST YEAR?
A. I continued to have a larger stake than the Lehman Brothers Government Bond Index in agency securities, maintained a smaller stake in Treasury securities and had significant holdings in mortgage-backed securities, which are not included in the Lehman Brothers index. I did that because agency and mortgage securities generally offered an attractive amount of additional yield compared to Treasury securities. That was especially the case in the final months of 1997. During that timeframe, economic and currency problems in Asia prompted more investors to seek out U.S. Treasury securities, which are among the highest-quality securities in the world because they are backed by the full faith and credit of the U.S. government. As the demand for Treasuries grew, their yields fell and their prices rose. Agency securities, on the other hand, didn't rally as much, so their yield advantage over Treasuries grew and I thought their prices looked relatively inexpensive. Given that, I added some additional agency holdings at year end.
Q. HOW DID THE FUND'S ALLOCATION CHANGE IN 1998?
A. In the beginning of 1998, agency prices strengthened and their yield advantage over Treasuries diminished. To take advantage of that strength, I sold some of the fund's agency holdings to lock in their gains in January and February. In March, however, agency securities became inexpensive again and their yields became more attractive relative to Treasuries. So I added more agencies at the end of the period. As far as mortgage-backed securities, I used periods of strength and weakness to sell and buy in a similar fashion.
Q.  WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is a positive for issuers because it gives them the opportunity to cut their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At the end of the period, bonds were selling at prices that reflected the best case scenario - low inflation and falling interest rates. To illustrate, the yield on a Treasury security with a two-year maturity was virtually the same as the yield on very-short-maturity securities. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking interest rates instead, bonds could suffer. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the government bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
          % OF FUND'S   % OF FUND'S INVESTMENTS
          INVESTMENTS   6 MONTHS AGO

 ZERO      6.2           9.0
COUPON
BONDS

 5 -       6.7           8.1
 5.99%

 6 -       28.6          27.0
 6.99%

 7 -       7.4           5.8
 7.99%

 8 -       16.4          17.5
 8.99%

 9 -       23.8          26.7
 9.99%

10 -       4.6           2.0
10.99%

11 -       1.3           1.9
11.99%

12 -       0.4           0.6
12.99%

13% AND    0.2           0.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
             6 MONTHS AGO

YEARS   8.9   8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
             6 MONTHS AGO

YEARS   5.2   4.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998  AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 51.3
ROW: 1, COL: 3, VALUE: 27.4
ROW: 1, COL: 4, VALUE: 16.9
MORTGAGE-BACKED
SECURITIES 22.1%
U.S. TREASURY
OBLIGATIONS 21.3%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 55.5%
SHORT-TERM
INVESTMENTS 1.1%

MORTGAGE-BACKED
SECURITIES 16.9%
U.S. TREASURY
OBLIGATIONS 27.4%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.3%
SHORT-TERM
INVESTMENTS 4.4%

ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 55.5
ROW: 1, COL: 3, VALUE: 21.3
ROW: 1, COL: 4, VALUE: 22.1
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 78.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 27.4%
8 7/8%, 8/15/17 $ 30,965,000 $ 40,960,812
9%, 11/15/18  26,735,000  36,000,282
10 3/4%, 8/15/05  7,610,000  9,839,502
  86,800,596
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.3%
Fannie Mae:
7.12%, 7/03/06  3,200,000  3,423,008
 10.35%, 12/10/15  790,000  1,124,391
Federal Agricultural Mortgage Corporation 7.01%, 2/10/05   700,000
739,487
Federal Farm Credit Bank:
6.05%, 1/13/06  3,425,000  3,432,501
 6.80%, 10/18/06  1,000,000  1,047,190
Federal Home Loan Bank:
8.09%, 12/28/04  2,000,000  2,230,620
 7.59%, 3/10/05  260,000  282,994
Financing Corp. stripped principal:
Series D, 0%, 3/26/01  9,023,000  7,618,390
 0%, 4/5/06  6,000,000  3,734,460
 0%, 6/6/07  5,000,000  2,893,850
Freddie Mac:
8%, 1/26/05  660,000  733,531
 6.485%, 10/03/05  3,500,000  3,597,895
 5 7/8%, 2/09/06  7,095,000  7,015,181
 6.13%, 2/27/06  3,000,000  3,014,520
Government Loan Trusts (assets of Trust guaranteed by U.S.
Government through Agency for International Development)
8 1/2%, 4/1/06  2,165,000  2,382,539
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security Assistance
Agency):
 Class 1-C, 9 1/4%, 11/15/01  10,274,182  10,865,461
  Class 2-E, 9.40%, 5/15/02  814,755  858,393
  Class T-3, 9 5/8%, 5/15/02  11,871,003  12,501,353
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  174,489  170,843
  Series 1993-D, 5.23%, 5/15/05  1,548,723  1,515,588
  Series 1994-A, 7.12%, 4/15/06  10,081,863  10,513,367
  Series 1994-C, 6.61%, 9/15/99  64,119  64,430
  Series 1995-A, 6.28%, 6/15/04  3,892,353  3,928,922
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1994-B, 7 1/2%, 1/26/06 $ 251,724 $ 267,068
  Series 1997-A, 6.104%, 7/15/03  5,133,333  5,157,871
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  400,000  408,744
Knoxville Tennessee U.S. Government Guaranteed Notes,
Series 1990-A, 9.20%, 8/1/02  1,000,000  1,120,000
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate:
 Series 1994-195, 6.08%, 8/15/04  10,368,000  10,397,756
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  2,071,220
Private Export Funding Corp. secured:
8.35%, 1/31/01  2,500,000  2,660,925
 5 1/2%, 3/15/01  7,500,000  7,437,000
 5.65%, 3/15/03  802,143  797,242
 6.86%, 4/30/04  9,105,199  9,354,467
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 6.05%, 8/15/00  8,080,000  8,126,379
  0%, 11/15/00  5,281,000  4,554,704
  0%, 11/15/01  1,070,000  871,270
  6 5/8%, 8/15/03  2,010,000  2,080,028
  7 5/8%, 8/15/04  530,000  577,202
  6.60%, 2/15/08  17,850,000  18,488,316
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A, 6.98%, 8/1/05  2,335,000  2,470,360
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 8.17%, 1/15/07  761,250  824,655
  6.69%, 1/15/09 (a)  1,292,517  1,327,802
  162,681,923
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $248,321,176)   249,482,519
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE: - 3.6%
5 1/2%, 1/1/09 $ 4,309,307 $ 4,201,574
6.345%, 3/1/99   1,726,034  1,725,495
6 1/2%, 2/1/10 to 1/1/24   609,118  610,483
7%, 11/1/06  304,058  309,637
8 1/4%, 12/1/01   1,939,047  2,085,329
9 1/2%, 5/1/07 to 6/1/12  1,354,340  1,411,791
11%, 8/1/10   533,332  592,570
11 1/4%, 5/1/14   185,427  208,862
12 1/2%, 3/1/16   80,201  93,470
13%, 9/1/13   49,641  58,894
13 1/2%, 5/1/11 to 1/1/15   183,015  217,740
  11,515,845
FREDDIE MAC: - 6.2%
6 1/2%, 5/1/08   713,363  718,313
6.77%, 11/1/03   5,128,709  5,240,899
7 1/2%, 6/1/07   395,627  408,303
9%, 8/1/08 to 4/1/20   1,444,920  1,539,173
9 1/2%, 6/1/09 to 8/1/24   7,452,815  7,973,249
10%, 7/1/09 to 2/1/21   1,968,376  2,146,190
10 1/2%, 10/1/15 to 1/1/16   61,624  68,672
12%, 9/1/03 to 12/1/15  122,027  138,485
12 1/4%, 3/1/11 to 7/1/14   326,817  374,309
12 1/2%, 2/1/14 to 6/1/19   626,582  726,534
13%, 8/1/10 to 6/1/15   228,722  269,060
13 1/2%, 10/1/11   1,098  1,315
  19,604,502
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: - 3.5%
7 1/2%, 8/15/06 to 6/15/07   3,223,313  3,325,700
9 1/2%, 6/15/09 to 10/15/20   2,857,075  3,096,840
10%, 1/15/16   3,875  4,270
10 1/2%, 8/15/13 to 1/15/18   1,134,221  1,254,715
11%, 1/15/10 to 9/15/19   1,152,304  1,299,892
11 1/2%, 3/15/10 to 6/15/19   1,931,538  2,199,396
13 1/2%, 7/15/11   52,862  62,971
  11,243,784
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $41,710,091)   42,364,131
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 2.4%
Fannie Mae planned amortization class
Series 1993-134 Class GA 6 1/2%, 2/25/07 $ 2,870,000 $ 2,893,319
Freddie Mac:
planned amortization class
 Series 1515 Class D, 6%, 9/15/05  4,600,000  4,603,588
 sequential pay
 Series 1353 Class A, 5 1/2%, 11/15/04  46,587  46,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,073,693)   7,543,305
COMMERCIAL MORTGAGE SECURITIES - 1.2%
Fannie Mae sequential pay Series 1996-M5
Class A1, 7.141%, 6/25/08 (Cost $3,634,733)  3,602,991  3,699,259
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98  $ 13,938,128  13,936,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $314,675,693)  $ 317,025,214
LEGEND
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,327,802 or 0.4% of net assets.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $314,676,213. Net unrealized appreciation aggregated $2,349,001, of which $3,624,016 related to appreciated investment securities and $1,275,015 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $8,660,000, of which $5,106,000, $1,392,000, and
$2,162,000 will expire on April 30, 2003, 2004, and 2005,
respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS  APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 317,025,214
AGREEMENTS OF $13,936,000) (COST $314,675,693) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    188

RECEIVABLE FOR INVESTMENTS SOLD                                         980,319

RECEIVABLE FOR FUND SHARES SOLD                                         427,615

INTEREST RECEIVABLE                                                     4,958,071

 TOTAL ASSETS                                                           323,391,407

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 539,908

DISTRIBUTIONS PAYABLE                                        179,734

ACCRUED MANAGEMENT FEE                                       162,032

OTHER PAYABLES AND ACCRUED EXPENSES                          5,988

 TOTAL LIABILITIES                                                      887,662

NET ASSETS                                                             $ 322,503,745

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 329,245,267

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                        (427,357)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (8,663,686)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               2,349,521

NET ASSETS, FOR 30,872,822 SHARES OUTSTANDING                          $ 322,503,745

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $10.45
SHARE ($322,503,745 (DIVIDED BY) 30,872,822 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                   $ 18,948,921
INTEREST

EXPENSES

MANAGEMENT FEE                                         $ 1,792,518

NON-INTERESTED TRUSTEES' COMPENSATION                   1,095

INTEREST                                                1,488

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,795,101

 EXPENSE REDUCTIONS                                     (137,204)    1,657,897

NET INVESTMENT INCOME                                                17,291,024

REALIZED AND UNREALIZED GAIN (LOSS)                                  9,225,282
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                 309,451
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      9,534,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 26,825,757
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED      YEAR ENDED
                                                           APRIL 30,       APRIL 30,
                                                           1998            1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 17,291,024    $ 18,309,410
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   9,225,282       (1,903,762)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       309,451         1,035,178

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            26,825,757      17,440,826
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (16,889,044)    (18,091,538)

SHARE TRANSACTIONS                                          158,873,071     65,372,173
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE       -               65,555,014
 NET ASSETS OF SPARTAN LONG-TERM GOVERNMENT BOND
 FUND (NOTE 7)

 REINVESTMENT OF DISTRIBUTIONS                              14,574,759      15,410,853

 COST OF SHARES REDEEMED                                    (118,664,652)   (121,500,247)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       54,783,178      24,837,793
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   64,719,891      24,187,081

NET ASSETS

 BEGINNING OF PERIOD                                        257,783,854     233,596,773

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 322,503,745   $ 257,783,854
OF NET INVESTMENT INCOME OF $427,357 AND
$866,823, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       15,233,923      6,470,482

 ISSUED IN EXCHANGE FOR THE SHARES OF SPARTAN LONG-TERM     -               6,542,417
  GOVERNMENT BOND FUND (NOTE 7)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    1,407,854       1,524,936

 REDEEMED                                                   (11,433,725)    (12,024,871)

 NET INCREASE (DECREASE)                                    5,208,052       2,512,964



FINANCIAL HIGHLIGHTS
                                                            YEARS ENDED APRIL 30,

                                  1998                   1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.040               $ 10.090   $ 9.950    $ 10.000   $ 10.930
BEGINNING OF PERIOD

INCOME FROM INVESTMENT             .647 C                 .672 C     .672       .640       .624
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .396                   (.057)     .132       .055       (.720)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             1.043                  (.615)     .804       .695       (.096)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.633)                 (.665)     (.664)     (.700)     (.574)

 IN EXCESS OF NET                  -                      -          -          (.045)     -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN            -                      -          -          -          (.100)

 IN EXCESS OF NET REALIZED GAIN    -                      -          -          -          (.160)

 TOTAL DISTRIBUTIONS               (.633)                 (.665)     (.664)     (.745)     (.834)

NET ASSET VALUE, END OF PERIOD    $ 10.450               $ 10.040   $ 10.090   $ 9.950    $ 10.000

TOTAL RETURN A, B                  10.63%                 6.26%      8.10%      7.32%      (1.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 322,504              $ 257,784  $ 233,597  $ 239,899  $ 286,654
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .60% E                 .60% E     .65%       .65%       .65%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .60%                   .60%       .62% F     .65%       .65%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     6.27%                  6.65%      6.55%      7.34%      6.79%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            173%                   135% D     114%       303%       354%


E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
I FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $510,601,729 and $469,690,380, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,489 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,712,000 and $4,406,000, respectively. The weighted average interest rate was 6.08%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .60% of average net assets. For the period, the reimbursement reduced the expenses by $137,035.
In addition, FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $169 under this arrangement.
7. MERGER INFORMATION.
On May 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Spartan Long-Term Government Bond Fund. The acquisition, which was approved by the shareholders of Spartan Long-Term Bond Fund on May 7, 1996, was accomplished by an exchange of 6,542,416.558 shares of the fund for the 5,911,859.511 shares then outstanding (each valued at $11.09) of Spartan Long-Term Government Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Long-Term Government Bond Fund's net assets, including $63,758 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $291,948,662.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan Government Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan Government Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L L P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1998
DISTRIBUTIONS


A total of 30.75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

HIGH INCOME
FUND
(FORMERLY SPARTAN(registered trademark) HIGH INCOME FUND)
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    34  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   38  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   42  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998           PAST 1  PAST 5  LIFE OF
                                       YEAR    YEARS   FUND

FIDELITY HIGH INCOME                   21.61%  95.37%  241.96%

ML HIGH YIELD MASTER                   14.01%  68.01%  172.13%

HIGH CURRENT YIELD FUNDS AVERAGE       16.59%  66.59%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY HIGH INCOME              21.61%  14.33%  17.38%

ML HIGH YIELD MASTER              14.01%  10.93%  13.93%

HIGH CURRENT YIELD FUNDS AVERAGE  16.59%  10.71%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan High Income         ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9985.04
  1990/09/30       9729.40                     9550.77
  1990/10/31       9550.63                     9307.73
  1990/11/30       9776.03                     9386.58
  1990/12/31       9943.86                     9521.83
  1991/01/31      10104.29                     9656.43
  1991/02/28      10720.43                    10373.16
  1991/03/31      11246.93                    10819.17
  1991/04/30      11533.41                    11204.45
  1991/05/31      11681.60                    11259.17
  1991/06/30      11977.15                    11485.66
  1991/07/31      12368.43                    11760.87
  1991/08/31      12468.01                    12008.06
  1991/09/30      12639.75                    12161.01
  1991/10/31      13107.55                    12522.37
  1991/11/30      13259.88                    12667.02
  1991/12/31      13358.94                    12814.18
  1992/01/31      13966.03                    13262.20
  1992/02/29      14480.19                    13591.57
  1992/03/31      14853.43                    13781.21
  1992/04/30      14965.58                    13881.52
  1992/05/31      15143.52                    14102.94
  1992/06/30      15367.69                    14278.16
  1992/07/31      15662.69                    14567.45
  1992/08/31      15936.82                    14760.32
  1992/09/30      16107.59                    14928.50
  1992/10/31      15875.43                    14739.95
  1992/11/30      16009.54                    14948.70
  1992/12/31      16231.34                    15141.18
  1993/01/31      16632.02                    15514.01
  1993/02/28      16980.76                    15807.67
  1993/03/31      17401.26                    16081.73
  1993/04/30      17503.26                    16197.16
  1993/05/31      17715.25                    16415.20
  1993/06/30      18326.62                    16723.60
  1993/07/31      18566.28                    16903.36
  1993/08/31      18721.76                    17064.49
  1993/09/30      18784.48                    17148.69
  1993/10/31      19196.15                    17471.73
  1993/11/30      19487.94                    17567.29
  1993/12/31      19780.16                    17742.95
  1994/01/31      20449.02                    18131.78
  1994/02/28      20445.44                    18001.39
  1994/03/31      19949.27                    17414.78
  1994/04/30      19726.67                    17211.27
  1994/05/31      19808.03                    17149.95
  1994/06/30      19804.44                    17213.07
  1994/07/31      19827.53                    17334.07
  1994/08/31      19829.75                    17454.47
  1994/09/30      19987.50                    17447.87
  1994/10/31      20100.14                    17492.21
  1994/11/30      20036.21                    17343.41
  1994/12/31      20414.43                    17536.33
  1995/01/31      20555.12                    17784.12
  1995/02/28      21041.83                    18339.00
  1995/03/31      21364.77                    18594.22
  1995/04/30      21911.37                    19029.58
  1995/05/31      22334.87                    19624.11
  1995/06/30      22626.41                    19773.99
  1995/07/31      23061.97                    20000.05
  1995/08/31      23348.25                    20121.44
  1995/09/30      23554.89                    20351.65
  1995/10/31      23902.63                    20495.91
  1995/11/30      23793.51                    20695.98
  1995/12/31      24197.51                    21028.19
  1996/01/31      24967.11                    21360.29
  1996/02/29      25192.88                    21392.45
  1996/03/31      25179.73                    21334.36
  1996/04/30      25429.54                    21344.02
  1996/05/31      25723.43                    21497.95
  1996/06/30      25702.18                    21627.09
  1996/07/31      25657.68                    21773.92
  1996/08/31      26078.96                    21998.78
  1996/09/30      26811.27                    22470.77
  1996/10/31      26972.74                    22717.04
  1996/11/30      27347.86                    23176.31
  1996/12/31      27624.63                    23354.65
  1997/01/31      27967.02                    23534.13
  1997/02/28      28531.85                    23864.27
  1997/03/31      27892.60                    23599.22
  1997/04/30      28118.21                    23867.81
  1997/05/31      29091.95                    24342.71
  1997/06/30      29615.37                    24719.53
  1997/07/31      30569.24                    25312.74
  1997/08/31      30709.39                    25255.79
  1997/09/30      31712.29                    25687.00
  1997/10/31      31361.95                    25857.47
  1997/11/30      31736.87                    26089.05
  1997/12/31      32023.68                    26349.89
  1998/01/31      32781.15                    26735.89
  1998/02/28      33302.68                    26852.68
  1998/03/31      34023.93                    27084.10
  1998/04/30      34191.73                    27212.74
IMATRL PRASUN   SHR__CHT 19980430 19980518 164029 R00000000000096
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on August 29, 1990, when the fund started. As the chart shows, by April 30, 1998, the value of your investment would have grown to $34,192 - a 241.92% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $27,213 - a 172.13% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL YOUR
SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         YEARS ENDED APRIL 30,

     1998  1997  1996  1995  1994

DIVIDEND RETURN  9.62%   8.76%   10.66%  9.46%   8.94%

CAPITAL RETURN   11.99%   1.81%   5.39%   1.61%   3.75%

TOTAL RETURN     21.61%  10.57%  16.05%  11.07%  12.69%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account. DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            6.93(CENTS)  58.64(CENTS)  109.97(CENTS)

ANNUALIZED DIVIDEND RATE       6.16%        8.84%         8.31%

30-DAY ANNUALIZED YIELD        7.66%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $13.68 over the past one month, $13.38 over the past six months and $13.24 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The high-yield market posted
impressive returns during the
12 months that ended April 30,
1998, benefiting from strong
economic growth and a robust
equity market. During this time,
the Merrill Lynch High Yield
Master Index - a broad measure
of the high-yield market -
returned 14.01%. By comparison,
the Lehman Brothers Aggregate
Bond Index - a performance
gauge for the U.S. taxable bond
market - returned 10.91%. The
Standard & Poor's 500 Index - a
measure of the performance of
U.S. stocks - gained 41.07%.
Because the high-yield market
tends to perform somewhat in line
with the stock market - and
stocks hit record highs during the
period - high-yield issues
performed well. A robust economy
also enticed strong corporate
profits and record new high-yield
issuance - supply that was
welcomed by an extremely high
level of demand. On top of that,
defaults among high-yield issuers
remained very low - and the
default rate is the critical
component in the returns of the
high-yield market. Although
high-yield issues experienced
some volatility along with equities
as a result of the Southeast Asian
crisis, they rebounded quickly as
investors sought above-average
returns.
An interview with Tom Soviero, Portfolio Manager of Fidelity High
Income Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. I'm pleased with the fund's performance. For the 12-month period that ended April 30, 1998, the fund generated a return of 21.61%. This topped the 16.59% return of the high current yield funds average, according to Lipper Analytical Services. The fund also outperformed the Merrill Lynch High Yield Master Index, which returned 14.01% during this period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING RELATIVE TO ITS PEERS AND THE INDEX?
A. I'd point to two main factors. First, individual security selection typically plays a key role and this period was no different. Several of the fund's larger investments performed quite well over the course of the year. Along the same lines, my standard strategy of allocating a significant amount of the fund's assets to its top 20 or 30 positions also helped. These positions will generally reflect my best ideas, and fortunately, many of them worked out nicely and contributed to the fund's return. Grocery-store chain Pathmark - the fund's second-largest position at the end of the period - was a strong contributor to performance. Aside from these factors, sector selection also helped performance. The Cable TV sector generated good overall results and the fund was well represented, with significant positions in both Cablevision Systems and Time Warner. Cablevision - also known as CSC Holdings - performed quite well, as did Time Warner. The telecommunications sector was also an appealing group during the period, and the fund was amply represented there as well. Nextel Communications, for instance, was the fund's largest single investment at the end of the period.
Q. DID ANY OTHER FACTORS HELP THE HIGH-YIELD MARKET?
A. The healthy economy helped in many ways, but perhaps none more so than with default rates. We continued to see very low default rates among high-yield issuers. Along with the economic situation, banks have often been able to step into potential default situations and arrange appropriate financing programs. Another positive development within the high-yield market was an extremely high level of demand. In a sense, the high-yield market has matured and has become an attractive yield option for many investors.
Q. DID YOU PLAY ANY INVESTMENT THEMES DURING THE PERIOD?
A. In the high-yield market, the best investment strategies often involve avoidance of certain industries. Based on the terrific work done by our research group, I de-emphasized the fund's positions in commodity-oriented industries such as energy and paper. Since many companies in these groups have business exposure to Southeast Asia, this proved to be a wise strategy when financial markets stumbled there in late October. Aside from that, another trend within the market that helped was increased consolidation activity. In their constant search for revenue growth and pricing power, companies continued to buy other companies at a fast clip. One example within the portfolio was Cablevision, which acquired some assets from TCI Communications. Cablevision bought the assets with shares of its stock, which was beneficial to the overall debt structure of the company. There also has been consolidation in the cable industry in the United Kingdom, which has helped the fund's positions in NTL and Telewest.
Q. WHICH POSITIONS PERFORMED WELL? WHICH DIDN'T?
A. USAir was a positive story, as a sound restructuring plan and new, energized management helped to turn the airline around. As a result, the airline's bonds appreciated significantly. The fund's position in Unilab - a laboratory testing company - also performed well. In terms of disappointments, I'd point to the fund's positions in Sterling Chemicals and retail store Saks Fifth Avenue.
Q. WHAT'S YOUR OUTLOOK?
A. I've got mixed views. On one hand, it may be tougher to sustain the type of market returns we've seen recently. I think the fund is positioned appropriately, but as we closed out this period we had begun to see signs of too much high-yield debt supply and not enough demand. I'm also somewhat skeptical of the U.S. economy's ability to maintain its strong growth rate. On the other hand, I'm confident that the versatility and strength of our research team will enable me to find good opportunities within the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES



TOP FIVE HOLDINGS AS OF APRIL 30, 1998
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.              6.2           2.8

PATHMARK STORES, INC.                    3.3           3.5

CSC HOLDINGS, INC.                       3.3           3.5

IXC COMMUNICATIONS, INC.                 3.0           0.4

US AIR, INC.                             2.7           2.5


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

MEDIA & LEISURE     29.4          32.9

UTILITIES           19.9          15.9

RETAIL & WHOLESALE  9.4           9.3

BASIC INDUSTRIES    5.3           4.4

FINANCE             5.1           7.2

QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA, AA, A         0   0.0
                   .
                   0

BAA                0   1.4
                   .
                   0

BA                 8   9.6
                   .
                   7

B                  4   44.2
                   5
                   .
                   9

CAA, CA, C         1   8.6
                   1
                   .
                   3

NOT RATED          5   4.7
                   .
                   2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1998 AND OCTOBER 31, 1997 ACCOUNT FOR 5.2% AND 4.7% RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 * AS OF OCTOBER 31, 1997 **

NONCONVERTIBLE
BONDS  67.2%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.1%
COMMON STOCKS 5.6%
SHORT-TERM
INVESTMENTS 2.6%
OTHER 0.5%
NONCONVERTIBLE
BONDS  65.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.0%
COMMON STOCKS 5.9%
SHORT-TERM
INVESTMENTS 4.5%
OTHER 0.5%
ROW: 1, COL: 1, VALUE: 66.2
ROW: 1, COL: 2, VALUE: 24.1
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 1.5
ROW: 1, COL: 1, VALUE: 64.09999999999999
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 4.5
ROW: 1, COL: 5, VALUE: 1.5

* FOREIGN
 INVESTMENTS 5.5%
** FOREIGN
 INVESTMENTS 6.5%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 70.6%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 3.4%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Huntingdon International Holdings PLC euro
7 1/2%, 9/25/06  - $ 4,710 $ 3,721
HEALTH - 0.5%
DRUGS & PHARMACEUTICALS - 0.5%
IVAX Corp. 6 1/2%, 11/15/01 (g)  -  16,030  14,026
MEDICAL FACILITIES MANAGEMENT - 0.0%
Physicians Resource Group, Inc.
6%, 12/1/01 (g)  Caa  660  398
TOTAL HEALTH   14,424
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.4%
International Cabletel, Inc.:
7%, 6/15/08 (g)  Caa  2,890  3,417
 7%, 6/15/08  Caa  6,670  7,979
  11,396
RESTAURANTS - 0.2%
Boston Chicken, Inc.:
 4 1/2%, 2/1/04  B2  11,400  3,876
 7 3/4%, 5/1/04  B2  5,000  2,000
  5,876
TOTAL MEDIA & LEISURE   17,272
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.5%
Saks Holdings, Inc. 5 1/2%, 9/15/06  B2  19,000  16,530
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Sunglass Hut International, Inc.:
5 1/4%, 6/15/03 (g)  B2  20,520  16,672
 5 1/4%, 6/15/03  B3  9,650  7,865
  24,537
TOTAL RETAIL & WHOLESALE   41,067
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
SERVICES - 0.3%
Signature Resorts, Inc. 5 3/4%, 1/15/07  Caa $ 3,420 $ 3,027
Veterinary Centers of America, Inc.
5 1/4%, 5/1/06  -  6,490  5,549
  8,576
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.4%
DSC Communications Corp.:
7%, 8/1/04 (g)  B1  7,420  6,901
 7%, 8/1/04  B1  6,660  6,169
  13,070
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Silicon Graphics, Inc. 5 1/4%, 9/1/04  B1  6,780  5,894
TOTAL TECHNOLOGY   18,964
UTILITIES - 0.0%
CELLULAR - 0.0%
Rogers Communications, Inc.
2%, 11/26/05  B2  2,820  1,692
TOTAL CONVERTIBLE BONDS   105,716
NONCONVERTIBLE BONDS - 67.2%
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  1,810  1,971
Argo-Tech Corp. 8 5/8%, 10/1/07  B3  5,180  5,258
Compass Aerospace Corp.
 10 1/8%, 4/15/05 (g)  Caa  7,670  7,804
United Defense Industries, Inc.
8 3/4%, 11/15/07  B3  2,820  2,848
  17,881
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1 $ 3,900 $ 4,202
TOTAL AEROSPACE & DEFENSE   22,083
BASIC INDUSTRIES - 4.9%
CHEMICALS & PLASTICS - 1.9%
AEP Industries, Inc. 9 7/8%, 11/15/07 (g)  B2  3,960  4,118
Burke Industries, Inc. 10%, 8/15/07  B2  1,090  1,134
Huntsman Corp. 9 1/2%, 7/1/07 (g)  B2  19,240  19,358
Koppers Industry, Inc. 9 7/8%, 12/1/07  B2  5,180  5,433
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  17,790  17,790
Sterling Chemicals, Inc. 11 1/4%, 4/1/07  B3  9,530  9,339
Tekni-Plex, Inc. 9 1/4%, 3/1/08 (g)  B3  3,650  3,687
  60,859
IRON & STEEL - 1.1%
NSM Steel, Inc./NSM Steel Co. Ltd. (g):
12%, 2/1/06   B3  22,620  21,489
 12 1/4%, 2/1/08  Caa  2,800  2,716
Pohang Iron & Steel Ltd. yankee
6 5/8%, 7/1/03  Ba1  5,000  4,426
WHX Corp. 10 1/2%, 4/15/05 (g)  B3  7,070  7,211
  35,842
METALS & MINING - 0.2%
Simcala, Inc. 9 5/8%, 4/15/06 (g)  B2  4,750  4,798
PACKAGING & CONTAINERS - 0.5%
Gaylord Container Corp. 9 7/8%, 2/15/08  Caa  10,350  10,220
Huntsman Packaging Corp. 9 1/8%, 10/1/07  B2  2,230  2,258
U.S. Can Corp. 10 1/8%, 10/15/06  B2  1,460  1,526
  14,004
PAPER & FOREST PRODUCTS - 1.2%
Advanced Argo Public Company Ltd.
13%, 11/15/07 (g)  B2  7,060  7,378
Container Corp. of America gtd.
9 3/4%, 4/1/03  B1  7,380  7,915
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Imperial Home Decor Group, Inc.
11%, 3/15/08 (g)  B3 $ 5,400 $ 5,616
SD Warren Co., Series B, 12%, 12/15/04  B1  11,170  12,440
Stone Container Corp. 11 7/8%, 8/1/16  B2  3,180  3,498
  36,847
TOTAL BASIC INDUSTRIES   152,350
CONSTRUCTION & REAL ESTATE - 2.6%
BUILDING MATERIALS - 1.5%
AAF-McQuay, Inc. 8 7/8%, 2/15/03  B1  6,180  6,165
Airxcel, Inc. 11%, 11/15/07 (g)  B3  8,095  8,581
Desa International, Inc.
9 7/8%, 12/15/07 (g)  B3  12,370  12,648
Day International Group, Inc.
9 1/2%, 3/15/08 (g)  B3  5,790  5,855
Henry Co. 10%, 4/15/08 (g)  B3  3,570  3,641
Holmes Products Corp. 9 7/8%, 11/15/07  B3  4,750  4,928
Insiloc Corp. 10 1/4%, 8/15/07  B3  3,710  3,933
  45,751
CONSTRUCTION - 0.5%
Beazer Homes USA, Inc.
8 7/8%, 4/1/08 (g)  B1  11,140  11,084
Greystone Homes, Inc. 10 3/4%, 3/1/04  Ba3  4,560  4,948
  16,032
REAL ESTATE - 0.6%
LNR Property Corp. 9 3/8%, 3/15/08 (g)  B1  10,400  10,426
Museum Towers LLC 15%, 11/7/01 (f)  -  10,000  10,000
  20,426
TOTAL CONSTRUCTION & REAL ESTATE   82,209
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 1.3%
Advance Holding Corp. 0%,
4/15/09 (d)(g)  Caa $ 6,400 $ 3,584
Advance Stores Co., Inc.
10 1/4%, 4/15/08 (g)  Caa  10,710  10,844
Breed Technologies, Inc.
9 1/4%, 4/15/08 (g)  B3  19,990  20,190
Oshkosh Truck Corp. 8 3/4%, 3/1/08 (g)  B3  4,950  4,987
  39,605
HOME FURNISHINGS - 0.1%
Sealy Mattress Co. (g):
 9 7/8%, 12/15/07  B3  1,810  1,905
 0%, 12/15/07 (d)  B3  2,210  1,481
  3,386
TEXTILES & APPAREL - 0.1%
Galey & Lord, Inc. 9 1/8%, 3/1/08 (g)  B3  2,300  2,314
Pillowtex Corp. 9%, 12/15/07  B2  2,060  2,148
  4,462
TOTAL DURABLES   47,453
ENERGY - 1.4%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  280  283
Newpark Resources, Inc. 8 5/8%, 12/15/07  B2  2,470  2,495
  2,778
OIL & GAS - 1.3%
Belden & Blake Corp. 9 7/8%, 6/15/07  B3  16,670  16,670
Chesapeake Energy Corp.
9 5/8%, 5/1/05 (g)  B1  10,720  10,773
Gothic Production Corp.
11 1/4%, 5/1/05 (g)  B3  4,740  4,764
Petsec Energy, Inc. 9 1/2%, 6/15/07  B3  2,960  2,997
Stone Energy Corp. 8 3/4%, 9/15/07  B2  6,380  6,476
  41,680
TOTAL ENERGY   44,458
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 3.8%
ASSET-BACKED SECURITIES - 0.5%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2 $ 15,040 $ 16,676
CREDIT & OTHER FINANCE - 2.5%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  1,430  1,459
Chiles Offshore Corp. 10%, 5/1/08 (g)  B3  4,510  4,510
ContiFinancial Corp. 8 1/8%, 4/1/08  Ba1  10,930  10,957
Delta Financial Corp. 9 1/2%, 8/1/04  B1  4,610  4,610
Digital Television Services LLC
12 1/2%, 8/1/07  B3  15,270  17,408
GST Network Funding, Inc.
0%, 5/1/08 (d)(g)  -  13,770  8,331
MacSaver Financial Services, Inc.
7.60%, 8/1/07  Ba1  5,000  4,550
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  2,410  2,651
PTC International Finance BV
0%, 7/1/07 (d)  B3  3,610  2,500
PX Escrow Corp. 0%, 2/1/06 (d)(g)  B3  2,680  1,916
Trench Electric SA/Trench, Inc.
10 1/4%, 12/15/07 (g)  B3  10,880  10,962
UNICCO Service Co./UNICCO Finance Corp.
9 7/8%, 10/15/07  B3  6,520  6,650
  76,504
SAVINGS & LOANS - 0.8%
Bank UTD Corp. 8 7/8%, 5/1/07  Ba3  6,410  6,891
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  17,310  18,954
  25,845
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  330  329
TOTAL FINANCE   119,354
HEALTH - 2.0%
DRUGS & PHARMACEUTICALS - 0.2%
Chattem, Inc. 8 7/8%, 4/1/08 (g)  B2  4,940  4,940
Leiner Health Products, Inc. 9 5/8%, 7/1/07  B3  1,210  1,289
  6,229
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
CONMED Corp. 9%, 3/15/08 (g)  B3 $ 6,000 $ 6,015
PharMerica, Inc. 8 3/8%, 4/1/08 (g)  B2  5,680  5,680
  11,695
MEDICAL FACILITIES MANAGEMENT - 1.4%
Everest Healthcare Services Corp.
9 3/4%, 5/1/08 (g)  B3  2,970  2,970
Fountain View, Inc. 11 1/4%, 4/15/08 (g)  Caa  8,450  8,618
Magellan Health Services, Inc. 9%, 2/15/08 (g) B3 10,760 10,760 Unilab Corp. 11%, 4/1/06 Caa 20,265 21,380
  43,728
TOTAL HEALTH   61,652
HOLDING COMPANIES - 0.1%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  2,660  2,926
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
ELECTRICAL EQUIPMENT - 2.0%
Advanced Lighting Technologies, Inc.
 8%, 3/15/08 (g)  B1  5,030  4,992
Delco Remy International, Inc.:
10 5/8%, 8/1/06  B2  6,840  7,490
 8 5/8%, 12/15/07  B1  9,985  10,234
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  37,808  36,390
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  2,860  3,150
  62,256
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
GSI Group, Inc. 10 1/4%, 11/1/07 (g)  B2  12,960  12,860
Goss Graphic System, Inc. 12%, 10/15/06  B2  8,310  9,390
Roller Bearing Co. America, Inc., Series B,
9 5/8%, 6/15/07  B3  5,550  5,675
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Roller Bearing Holdings, Inc.
0%, 6/15/09 (d)(g)   - $ 22,220 $ 14,221
Terex Corp. 8 7/8%, 4/1/08 (g)  B3  4,810  4,774
  46,920
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   109,176
MEDIA & LEISURE - 17.9%
BROADCASTING - 11.7%
ACME Television LLC/ACME Financial Corp.
0%, 9/30/04 (d)  B3  9,390  7,676
Adelphia Communications Corp.:
9 7/8%, 3/1/07  B3  22,060  23,715
 8 3/8%, 2/1/08  B3  7,560  7,484
Ascent Entertainment Group, Inc.
0%, 12/15/04 (d)  B3  14,720  9,274
Benedek Communications Corp.
0%, 5/15/06 (d)  B3  19,965  15,922
Century Communications Corp.:
8 3/8%, 12/15/07  Ba3  9,640  9,736
 0%, 1/15/08  Ba3  28,270  12,368
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  10,470  11,491
Comcast UK Cable Partners Ltd.
0%, 11/15/07 (d)  B2  13,030  10,717
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  B3  35,220  32,050
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  8,520  9,521
Falcon Holding LP/Falcon Funding (g):
8 3/8%, 4/15/10  B2  17,290  17,031
 0%, 4/15/10 (d)  B2  12,095  7,665
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(g)  B1  6,640  4,250
Fox/Liberty Networks LLC/FLN Finance, Inc.
8 7/8%, 8/15/07  B1  6,890  7,028
FrontierVision Holdings LP/FrontierVision
 Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  12,170  9,371
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  9,240  9,702
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
International Cabletel, Inc.
0%, 2/1/06 (d)  B3 $ 35,740 $ 29,039
Lenfest Communications, Inc.
8 1/4%, 2/15/08 (g)  B2  2,720  2,761
LIN Holdings Corp. 0%, 3/1/08 (d)(g)  B3  9,300  5,813
Multicanal SA 10 1/2%, 4/15/18 (g)  Ba3  11,790  11,849
NTL, Inc. 0%, 4/1/08 (d)(g)  B3  87,165  56,003
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  2,620  2,725
Renaissance Media Group
0%, 4/15/08 (d)(g)  B3  5,700  3,491
SCI Television, Inc. secured 11%, 6/30/05  Ba1  1,246  1,268
Satelites Mexicanos SA de CV
10 1/8%, 11/1/04 (g)  B3  6,100  6,230
TCI Communications Financing III
9.65%, 3/31/27  Ba3  5,490  6,300
Telemundo Group, Inc. 7%, 2/15/06 (e)  B1  13,485  14,496
Telewest PLC:
 yankee 9 5/8%, 10/1/06  B1  2,560  2,694
 0%, 10/1/07 (d)  B1  19,220  15,520
Young Broadcasting, Inc., Series B,
8 3/4%, 6/15/07  B2  3,030  3,075
  366,265
ENTERTAINMENT - 2.2%
Bally Total Fitness Holding Corp., Series B,
9 7/8%, 10/15/07  B3  11,240  11,774
Cinemark USA, Inc.:
 9 5/8%, 8/1/08  B2  7,060  7,378
 8 1/2%, 8/1/08 (Reg. S)  B2  8,000  7,940
Hollywood Theaters, Inc. 10 5/8%, 8/1/07  B3  4,170  4,493
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  4,590  4,659
 0%, 4/1/08 (d)  B3  15,240  9,677
Regal Cinemas, Inc. 8 1/2%, 10/1/07  B1  1,700  1,870
Town Sports International, Inc.
9 3/4%, 10/15/04  B2  5,410  5,491
United Artists Theatre Co.
9 3/4%, 4/15/08 (g)  Caa  13,570  13,638
  66,920
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Hedstrom Corp. 10%, 6/1/07  B3 $ 2,470 $ 2,532
LODGING & GAMING - 1.7%
Aladdin Gaming Holdings/Aladdin Capital Units
0%, 3/1/10 (d)(g)  Caa  16,460  8,148
Courtyard by Marriott II LP/Courtyard II Finance
Co., Series B, 10 3/4%, 2/1/08  B-  460  507
Extended Stay America, Inc.
9.15%, 3/15/08 (g)  B2  7,070  7,061
Hard Rock Hotel, Inc. 9 1/4%, 4/1/05 (g)  B3  2,790  2,846
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  2,400  2,598
Prime Hospitality Corp. 9 3/4%, 4/1/07  B1  16,400  17,343
Red Roof Inns, Inc. 9 5/8%, 12/15/03  B2  12,820  13,060
  51,563
PUBLISHING - 1.2%
Advanstar Communications, Inc.
9 1/4%, 5/1/08 (g)  B2  10,350  10,401
American Lawyer Media Holdings, Inc.
0%, 12/15/08 (d)(g)  B3  9,290  5,969
American Lawyer Media, Inc.
9 3/4%, 12/15/07 (g)  B1  5,160  5,373
Garden State Newspapers, Inc., Series B,
8 3/4%, 10/1/09  B1  4,737  4,832
Perry Judds, Inc. 10 5/8%, 12/15/07 (g)  B3  1,830  1,931
VON Hoffmann Press, Inc.
10 3/8%, 5/15/07 (g)  B3  9,320  10,019
  38,525
RESTAURANTS - 1.0%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  590  626
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  Ba3  11,010  11,684
Perkins Family Restaurants LP/Perkins Finance
 Corp. 10 1/8%, 12/15/07  B1  9,020  9,494
SC International Services, Inc., Series B,
9 1/4%, 9/1/07  B2  9,480  9,907
  31,711
TOTAL MEDIA & LEISURE   557,516
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 1.1%
AGRICULTURE - 0.2%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3 $ 5,310 $ 5,629
FOODS - 0.5%
Del Monte Foods Co. 0%, 12/15/07 (d)(g)  Caa  6,250  4,016
Mastellone Hermanos SA 11 3/4%, 4/1/08 (g)  B+  9,220  9,496
Smithfield Foods, Inc. 7 5/8%, 2/15/08 (g)  Ba3  2,570  2,548
  16,060
HOUSEHOLD PRODUCTS - 0.4%
Revlon Consumer Products Corp.
8 5/8%, 2/1/08 (g)  B3  13,820  13,785
TOTAL NONDURABLES   35,474
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. 10 1/4%,
 11/1/99 pay-in-kind (b)(g)  -  3,081  108
Specialty Retailers, Inc. 9%, 7/15/07  B2  2,490  2,571
  2,679
GENERAL MERCHANDISE STORES - 2.4%
K Mart Corp.:
 12 1/2%, 3/1/05  Ba2  11,240  13,938
 7 3/4%, 10/1/12  Ba2  5,200  5,200
 8 3/8%, 7/1/22  Ba2  4,502  4,581
 7.95%, 2/1/23  Ba2  10,190  10,241
Fred Meyer, Inc. 7.45%, 3/1/08  Ba2  40,570  40,265
  74,225
GROCERY STORES - 4.1%
AmeriServe Food Distribution, Inc.
10 1/8%, 7/15/07  B3  4,790  4,958
Fleming Companies, Inc., Series B,
10 5/8%, 7/31/07  B3  7,280  7,644
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02  Caa $ 6,370 $ 6,402
 9 5/8%, 5/1/03  Caa  26,960  27,230
 0%, 11/1/03 (d)  Caa  87,866  70,731
Star Markets, Inc. 13%, 11/1/04  B3  11,470  12,875
  129,840
RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%
Big 5 Corp. 10 7/8%, 11/15/07  B2  3,120  3,245
Metals USA, Inc. 8 5/8%, 2/15/08 (g)  B2  7,950  7,791
Zale Corp. 8 1/2%, 10/1/07  Ba3  4,820  4,904
  15,940
TOTAL RETAIL & WHOLESALE   222,684
SERVICES - 3.4%
LEASING & RENTAL - 1.0%
Apcoa, Inc. 9 1/4%, 3/15/08 (g)  Caa  10,310  10,310
AP Holdings, Inc. 0%, 3/15/08 (d)(g)  Caa  1,870  1,131
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  18,860  19,473
  30,914
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  16,410  17,272
SERVICES - 1.9%
AMRESCO, Inc. 9 7/8%, 3/15/05  B2  9,670  9,888
Iron Mountain, Inc. 8 3/4%, 9/30/09  B3  9,320  9,506
MSX International, Inc. 11 3/8%, 1/15/08 (g)  Caa  7,270  7,452
Signature Resorts, Inc.:
 9 1/4%, 5/15/06 (g)  B2  6,050  6,005
 9 3/4%, 10/1/07  B3  9,850  9,678
SITEL Corp. 9 1/4%, 3/15/06 (g)  B2  9,450  9,674
Spin Cycle, Inc. unit 0%, 5/1/05 (d)(g)  -  9,440  6,702
  58,905
TOTAL SERVICES   107,091
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 2.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2 $ 3,150 $ 2,315
COMPUTER SERVICES & SOFTWARE - 0.8%
Anacomp, Inc. 10 7/8%, 4/1/04  B-  4,800  5,088
Concentric Network Corp. 12 3/4%, 12/15/07  -  4,460  4,221
Federal Data Corp. 10 1/8%, 8/1/05  B3  5,000  5,156
ICG Services, Inc. 0%, 2/15/08 (d)(g)  -  5,940  3,683
Interact Systems, Inc. 0%, 8/1/03 (d)  -  6,650  2,860
PSINet, Inc. 10%, 2/15/05 (g)  B3  5,140  5,249
  26,257
ELECTRONICS - 1.2%
Communications Instruments, Inc.
10%, 9/15/04  B3  2,610  2,708
Fairchild Semiconductor Corp.:
10 1/8%, 3/15/07  B2  12,420  12,684
 11.74%, 3/15/08 pay-in-kind (f)  -  5,712  5,598
Samsung Electronics America, Inc.
9 3/4%, 5/1/03 (g)  Ba1  9,750  9,799
ViaSystems, Inc. 9 3/4%, 6/1/07  B3  4,960  5,183
  35,972
TOTAL TECHNOLOGY   64,544
TRANSPORTATION - 5.0%
AIR TRANSPORTATION - 4.0%
Atlas Air, Inc. 9 1/4%, 4/15/08 (g)  B3  8,850  8,817
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  20,090  20,743
Northwest Airlines, Inc. 7 7/8%, 3/15/08  Ba2  11,500  11,356
US Air, Inc.:
 euro pass through trust 8 5/8%, 9/1/98  Ba2  6,445  6,469
 9 5/8%, 2/1/01  B1  18,510  19,528
 10%, 7/1/03  B1  44,970  47,387
 9 5/8%, 9/1/03  Ba2  5,090  5,484
 10 3/8%, 3/1/13  Ba2  4,810  5,423
  125,207
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.5%
TFM SA de CV:
 10 1/4%, 6/15/07  B2 $ 6,140 $ 6,294
 0%, 6/15/09 (d)  B2  14,095  9,443
  15,737
SHIPPING - 0.3%
Holt Group, Inc. 9 3/4%, 1/15/06 (g)  Caa  6,300  6,300
International Shipholding Corp.
7 3/4%, 10/15/07  Ba3  4,630  4,537
  10,837
TRUCKING & FREIGHT - 0.2%
Allied Holdings, Inc. 8 5/8%, 10/1/07  B1  5,280  5,372
TOTAL TRANSPORTATION   157,153
UTILITIES - 10.1%
CELLULAR - 5.8%
CTI Holdings SA 0%, 4/15/08 (d)(g)  B3  11,810  6,968
Cencall Communications Corp.
0%, 1/15/04 (d)  B2  18,969  18,447
ESAT Holdings Ltd. 0%, 2/1/07 (d)  Caa  3,900  2,935
Ionica PLC yankee 13 1/2%, 8/15/06  Caa  5,670  4,933
McCaw International Ltd. 0%, 4/15/07 (d)  Caa  64,950  43,841
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  14,850  17,337
Nextel International, Inc. 12 1/8%, 4/15/08 (g)  Caa  20,570  12,702
Nextel Communications, Inc. (d):
0%, 8/15/04  B2  13,140  12,746
 0%, 2/15/08 (g)  B2  27,330  17,560
Pagemart Wireless, Inc. 0%, 2/1/08 (d)(g)  Caa  11,800  7,375
Paging Network Do Brasil SA
13 1/2%, 6/6/05  -  21,830  21,830
Rogers Communications, Inc.
8 7/8%, 7/15/07  B2  12,750  12,814
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)  Caa  2,560  1,779
  181,267
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.5%
Niagara Mohawk Power Corp.
8 3/4%, 4/1/22  Ba2 $ 13,170 $ 14,281
TELEPHONE SERVICES - 3.8%
Esprit Telecom Group PLC yankee
11 1/2%, 12/15/07  Caa  2,840  3,089
Flag Ltd. 8 1/4%, 1/30/08 (g)  Ba3  7,280  7,371
GCI, Inc. 9 3/4%, 8/1/07  B2  2,810  2,979
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  12,520  14,648
GST Equipment Funding, Inc.
13 1/4%, 5/1/07  -  17,460  20,385
Hyperion Telecommunications, Inc.
12 1/4%, 9/1/04  B3  8,390  9,292
IXC Communications, Inc.
9%, 4/15/08 (g)  B3  11,310  11,310
InterAmericas Communications Corp. unit:
14%, 10/27/07 (g)  -  1,180  1,233
 14%, 10/27/07 (Reg. S)  -  5,240  5,476
McLeodUSA, Inc.:
 0%, 3/1/07 (d)  B2  24,350  18,141
 8 3/8%, 3/15/08 (g)  B2  5,420  5,528
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  7,310  7,657
Rhythms NetConnections, Inc. unit
0%, 5/15/08 (d)(g)  -  11,950  6,214
Telegroup, Inc. 0%, 11/1/04 (d)  -  640  512
Viatel, Inc. unit 0%, 4/15/08 (d)(g)  Caa  9,190  5,594
  119,429
TOTAL UTILITIES   314,977
TOTAL NONCONVERTIBLE BONDS   2,101,100
TOTAL CORPORATE BONDS
(Cost $2,126,244)   2,206,816
COMMERCIAL MORTGAGE SECURITIES - 0.5%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Resolution Trust Corp. Series 1991-M2 Class A-3,
7.250%, 9/25/20 (h)  Ba3 $ 2,876 $ 2,473
Structured Asset Securities Corp. Series 1996-CFL
Class G, 7 3/4%, 2/25/28 (g)  -  13,040  12,303
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,214)   14,776
COMMON STOCKS - 5.6%
 SHARES
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Tracor, Inc. (a)  205,000  8,059
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(f)  39,687  1,067
Trivest 1992 Special Fund Ltd.   13.6(i)  1,550
  2,617
PACKAGING & CONTAINERS - 0.3%
Crown Packaging Holdings Ltd.
warrants 10/15/03 (a)  4,576  2
Gaylord Container Corp. Class A (a)  1,003,800  9,662
  9,664
TOTAL BASIC INDUSTRIES   12,281
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Avalon Properties, Inc.   17,700  498
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Freuhauf Trailer Corp. warrants 5/4/02 (a)(f)  1,125,000  -
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  37,283  49
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp. Class B (a)  143,778 $ 5,807
Hat Brands, Inc. (a)(f)  1,500,000  -
  5,807
TOTAL DURABLES   5,856
ENERGY - 0.0%
OIL & GAS - 0.0%
Chesapeake Energy Corp.   100,000  513
FINANCE - 0.7%
INSURANCE - 0.6%
American Financial Group, Inc.  397,300  17,307
SAVINGS & LOANS - 0.1%
Golden State Bancorp (a)  87,800  3,424
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  5,400  593
TOTAL FINANCE   21,324
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
Waste Management, Inc.  200,000  6,700
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.0%
Loral Orion Networks Systems, Inc. warrants 1/15/17 (a) 15,350 200 Price Communications Corp.
warrants 8/1/07 (a)(f)  12,074  314
Telewest Communications PLC sponsored ADR  25,000  424
  938
ENTERTAINMENT - 0.4%
Viacom, Inc. Class B (non-vtg.) (a)  200,000  11,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.8%
Bally Gaming International, Inc.
warrants 7/29/98 (a)  225,000 $ 141
Prime Hospitality Corp. (a)  558,100  11,546
Showboat, Inc.   424,600  12,870
  24,557
PUBLISHING - 0.6%
Harcourt General, Inc.   68,700  3,585
Primedia, Inc. (a)  470,300  6,702
U.S. WEST Media Group (a)  271,400  10,245
  20,532
TOTAL MEDIA & LEISURE   57,627
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Stroh Brewery Co. warrants 1/1/01 (a)  9,400  34
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
 (New)  562,103  70
 warrants 6/10/99  92,674  -
  70
GROCERY STORES - 0.2%
Hannaford Brothers Co.   140,200  6,230
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Corporate Express, Inc. (a)  375,000  3,773
Metals USA, Inc. (a)  200,000  3,900
  7,673
TOTAL RETAIL & WHOLESALE   13,973
SERVICES - 0.0%
LEASING & RENTAL - 0.0%
Hollywood Entertainment Corp. (a)  117,300  1,474
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. warrants
12/15/07 (a)(g)  4,460 $ 387
Interact Systems, Inc. warrants 8/1/04 (a)(g)  6,650  1
  388
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  30,960  95
UTILITIES - 1.5%
CELLULAR - 0.8%
Clearnet Communications, Inc.
warrants 9/15/05 (a)  24,750  278
ESAT Holdings Ltd. warrants 2/1/06 (a)  3,900  156
McCaw International Ltd. warrants 4/15/07 (a)(g)  64,950  325
Nextel Communications, Inc. Class A (a)  818,000  23,467
  24,226
TELEPHONE SERVICES - 0.7%
Hyperion Telecommunications, Inc. warrants 4/15/01 (a)(g) 8,000 560 IXC Communications, Inc. (a) 415,400 20,718
  21,278
TOTAL UTILITIES   45,504
TOTAL COMMON STOCKS
(Cost $151,165)   174,326
PREFERRED STOCKS - 20.7%
CONVERTIBLE PREFERRED STOCKS - 1.7%
ENERGY - 0.1%
OIL & GAS - 0.1%
Chesapeake Energy Corp. $3.50 (g)  36,600  1,830
HEALTH - 0.4%
MEDICAL FACILITIES MANAGEMENT - 0.4%
Laboratory Corp America Holdings 8 1/2%, Series A 211,000 11,881 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Echostar Communications Corp., Series C, $3.375  133,000 $ 8,346
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.2%
Granite Broadcasting Corp. $1.93  109,900  6,402
LODGING & GAMING - 0.3%
Host Marriott Financial Trust $3.375 QUIPS (g)  165,700  9,445
TOTAL MEDIA & LEISURE   15,847
UTILITIES - 0.4%
CELLULAR - 0.1%
Mobile Telecommunication Technologies Corp. $2.25 (g) 75,900 2,799 TELEPHONE SERVICES - 0.3%
IXC Communications, Inc. $3.375 (g)  228,200  11,239
TOTAL UTILITIES   14,038
TOTAL CONVERTIBLE PREFERRED STOCKS   51,942
NONCONVERTIBLE PREFERRED STOCKS - 19.0%
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
California Federal Preferred Capital Corp. 9 1/8%   666,190  17,988
Crown America Realty Trust, Series A, 11%  41,800  2,299
Walden Residential Properties, Inc. 9.20%  327,300  8,469
  28,756
FINANCE - 0.5%
INSURANCE - 0.5%
American Annuity Group Capital Trust II 8 3/4%  10,430  11,349
SIG Capital Trust I 9 1/2%  3,120  3,231
  14,580
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Ampex Corp. 8% (a)(f)  2,723 $ 2,117
Echostar Communications Corp.
 12 1/8%, 12/1/04 pay-in-kind  6,506  7,270
  9,387
MEDIA & LEISURE - 8.6%
BROADCASTING - 7.7%
Adelphia Communications Corp. $13  139,042  16,546
American Radio Systems Corp.
11 3/8%, pay-in-kind  45,842  5,226
CSC Holdings, Inc. pay-in-kind:
 11 1/8%  538,714  61,817
 Series H, 11 3/4%  355,898  41,551
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  65,629
7,941
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  30,217  34,145
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  65,413  73,754
  240,980
PUBLISHING - 0.9%
Primedia, Inc.:
 Series D, $10  130,270  13,482
 8 5/8% (g)  92,170  9,079
 $9.20  66,800  6,722
  29,283
TOTAL MEDIA & LEISURE   270,263
NONDURABLES - 0.3%
HOUSEHOLD PRODUCTS - 0.3%
Revlon Group, Inc., Series B, 14 7/8%  113,039  11,304
RETAIL & WHOLESALE - 0.5%
GROCERY STORES - 0.5%
Supermarkets General Holdings Corp.
$3.52, pay-in-kind  524,488  14,620
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 7.9%
CELLULAR - 4.5%
Nextel Communications, Inc. pay-in-kind:
 Series D, 13%  82,922 $ 94,531
 11 1/8% (g)  42,132  45,081
  139,612
TELEPHONE SERVICES - 3.4%
American Communications Services, Inc.
12 3/4%, pay-in-kind  4,399  5,125
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (Reg.)  7,122  8,119
IXC Communications, Inc. 12 1/2%, pay-in-kind  42,819  49,884
NEXTLINK Communications, Inc. 14%, pay-in-kind  720,490  43,590
  106,718
TOTAL UTILITIES   246,330
TOTAL NONCONVERTIBLE PREFERRED STOCKS   595,240
TOTAL PREFERRED STOCKS
(Cost $595,961)   647,182
CASH EQUIVALENTS - 2.6%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 4/30/98
 due 5/1/98 at:
  5.50%  $ 69,186  69,175
  5.38%   12,645  12,643
TOTAL CASH EQUIVALENTS   81,818
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,968,402)  $ 3,124,918
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
(a) Non-income producing
(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Atlantis Group, Inc.
 (Trivest/Winston)  4/6/93 $ 46

Ampex Corp. 8%   2/16/95 $ 1,430
Fairchild Semiconductor
 Corp. 11.74%,
 3/15/08  4/3/97 to
 pay-in-kind  3/15/98 $ 5,104
Freuhauf Trailer Corp.
 warrants 5/4/02  5/18/95 $ 1,335
Hat Brands, Inc.  2/22/94 $ 1,500
Museum Towers LLC
 15%, 11/7/01  11/7/96 $ 10,000
Price Communications
 Corp. warrants
 8/1/07  7/31/97 $ 118
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $809,386,000 or 25.8% of net assets.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents number of units held.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.5%
Ba 8.7% BB  9.2%
B 45.4% B  44.6%
Caa 11.3% CCC  10.6%
Ca, C 0.0% CC, C  0.2%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 5.2%. FMR has determined that unrated debt securities that are lower quality account for 5.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,968,714,000. Net unrealized appreciation aggregated $156,204,000, of which $182,559,000 related to appreciated investment securities and $26,355,000 related to depreciated investment securities.
The fund hereby designates approximately $20,750,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 3,124,918
AGREEMENTS OF $81,818) (COST $2,968,402) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                        6,355

RECEIVABLE FOR INVESTMENTS SOLD                                             31,950

DIVIDENDS RECEIVABLE                                                        3,625

INTEREST RECEIVABLE                                                         37,778

REDEMPTION FEES RECEIVABLE                                                  3

OTHER RECEIVABLES                                                           833

 TOTAL ASSETS                                                               3,205,462

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                $ 62,848

DISTRIBUTIONS PAYABLE                                             1,942

ACCRUED MANAGEMENT FEE                                            2,052

OTHER PAYABLES AND ACCRUED EXPENSES                               6

 TOTAL LIABILITIES                                                          66,848

NET ASSETS                                                                 $ 3,138,614

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 2,879,995

UNDISTRIBUTED NET INVESTMENT INCOME                                         27,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       74,742
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   156,516

NET ASSETS, FOR 230,022 SHARES OUTSTANDING                                 $ 3,138,614

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                        $13.64
PER SHARE ($3,138,614 (DIVIDED BY) 230,022 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                   $ 54,735
DIVIDENDS

INTEREST                                                             171,332

 TOTAL INCOME                                                        226,067

EXPENSES

MANAGEMENT FEE                                            $ 19,311

NON-INTERESTED TRUSTEES' COMPENSATION                      10

 TOTAL EXPENSES BEFORE REDUCTIONS                          19,321

 EXPENSE REDUCTIONS                                        (66)      19,255

NET INVESTMENT INCOME                                                206,812

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     113,073

 FOREIGN CURRENCY TRANSACTIONS                             3         113,076

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              133,806
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      246,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 453,694
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED   YEAR ENDED
                                                         APRIL 30,    APRIL 30,
                                                         1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 206,812    $ 139,056
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 113,076      27,428

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     133,806      (7,319)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          453,694      159,165
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (198,653)    (134,959)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (53,156)     (28,078)

 TOTAL DISTRIBUTIONS                                      (251,809)    (163,037)

SHARE TRANSACTIONS                                        1,343,139    859,540
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            213,041      134,509

 COST OF SHARES REDEEMED                                  (510,542)    (456,389)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,045,638    537,660
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           1,071        920

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,248,594    534,708

NET ASSETS

 BEGINNING OF PERIOD                                      1,890,020    1,355,312

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 3,138,614  $ 1,890,020
INCOME OF $27,361 AND $14,583, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     100,971      68,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  16,196       10,830

 REDEEMED                                                 (38,546)     (36,614)

 NET INCREASE (DECREASE)                                  78,621       43,035




FINANCIAL HIGHLIGHTS
                                                 YEARS ENDED APRIL 30,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.480  $ 12.510  $ 11.990  $ 11.880  $ 12.220
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS    1.133 B   1.054 B   1.099     1.076     1.101
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED         1.431     .192      .723      .139      .357
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    2.564     1.246     1.822     1.215     1.458

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.100)   (1.033)   (1.190)   (.927)    (.976)

 IN EXCESS OF NET INVESTMENT         -         -         -         (.109)    (.078)
 INCOME

 FROM NET REALIZED GAIN              (.310)    (.250)    (.087)    (.080)    (.790)

 IN EXCESS OF NET REALIZED GAIN      -         -         (.033)    -         -

 TOTAL DISTRIBUTIONS                 (1.410)   (1.283)   (1.310)   (1.116)   (1.844)

REDEMPTION FEES ADDED TO PAID        .006      .007      .008      .011      .046
IN CAPITAL

NET ASSET VALUE, END OF PERIOD      $ 13.640  $ 12.480  $ 12.510  $ 11.990  $ 11.880

TOTAL RETURN A, E                    21.62%    10.57%    16.06%    11.07%    12.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 3,139   $ 1,890   $ 1,355   $ 810     $ 641
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .80%      .80%      .80%      .80%      .75%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .80%      .80%      .79% C    .80%      .75%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    8.57%     8.51%     8.85%     8.41%     8.07%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              85%       102%      170%      172%      213%

AVERAGE COMMISSION RATE D           $ .0450   $ .0392


K TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
L NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
M FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
N FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
O TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Effective June 27, 1998, Spartan High Income Fund will change its name to Fidelity High Income Fund. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 270 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,096,000 or 0.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,932,985,000 and $1,970,723,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $24,000 for the period.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS - CONTINUED
affiliates of FMR. The commissions paid to these affiliated firms were $21,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $66,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan High Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan High Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan High Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 18, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 6/9/97 12/8/97 6/8/98
RECORD DATE 6/6/97 12/5/97 6/5/98
DIVIDENDS - - -
SHORT-TERM
CAPITAL GAINS $0.05 $0.15 $0.13
LONG-TERM
CAPITAL GAINS $0.08 $0.03 $0.17
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate 100% 75.33% 34.71%
 20% rate - 24.67% 65.29%
A total of 16% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
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10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
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1400 Civic Drive
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COLORADO
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Denver, CO
CONNECTICUT
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DELAWARE
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GEORGIA
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Road, N.E.
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HAWAII
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Honolulu, HI
ILLINOIS
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INDIANA
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MAINE
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MARYLAND
7401 Wisconsin Avenue
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MASSACHUSETTS
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MICHIGAN
280 North Woodward Ave.
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MINNESOTA
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MISSOURI
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8885 Ladue Road
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NEW JERSEY
150 Essex Street
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501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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1271 Avenue of the Americas
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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19740 IH 45 North
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UTAH
215 South State Street
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VIRGINIA
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411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Thomas Soviero, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
High Income
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-4774
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES



(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    21  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   25  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   29  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       10.54%  36.91%  134.62%

LB AGGREGATE BOND                    10.91%  39.65%  138.01%

INTERMEDIATE INVESTMENT GRADE DEBT   9.84%   34.98%  123.58%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 209 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  PAST 10
                                     YEAR    YEARS   YEARS

FIDELITY INVESTMENT GRADE BOND       10.54%  6.48%   8.90%

LB AGGREGATE BOND                    10.91%  6.91%   9.06%

INTERMEDIATE INVESTMENT GRADE DEBT   9.84%   6.17%   8.35%
FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS

Fidelity Investment Grade Bond LB Aggregate Bond
$23,801
$23,462
$
'98
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $23,462 - a 134.62% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $23,801 - a 138.01% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 YEARS ENDED APRIL 30,

                 1998                   1997    1996   1995    1994

DIVIDEND RETURN  6.55%                  6.70%   6.77%  6.99%   6.92%

CAPITAL RETURN    3.99%                 -0.28%  0.85%  -2.36%  -3.57%

TOTAL RETURN     10.54%                 6.42%   7.62%  4.63%   3.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            3.53(CENTS)  21.65(CENTS)  44.28(CENTS)

ANNUALIZED DIVIDEND RATE       5.88%        5.98%         6.13%

30-DAY ANNUALIZED YIELD        5.64%        N/A           N/A

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $7.31 over the past one month, $7.30 over the past six months and $7.22 over the past one year, you can compare the fund's income over these three periods.
The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a strong
rally from May through September
1997 on the heels of encouraging
economic data, as well as the
Federal Reserve Board's reluctance
to raise short-term interest rates. In
the fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going
below the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for yield.
Despite increased prepayment
activity in early 1998 due to lower
rates, mortgage-backed bonds also
fared relatively well. The Lehman
Brothers Mortgage-Backed Securities
Index returned 10.02% during the
period. The period ended on a
positive note as the Commerce
Department reported that gross
domestic product grew at a
stronger-than-expected rate of 4.2%
in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs
of continued strong economic growth
and benign inflation. However, the
Fed tempered this news slightly
with warnings about the rising prices
of stocks and real estate.
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. I'm pleased with the fund's performance. For the year that ended April 30, 1998, the fund produced a 10.54% return. This topped the intermediate investment grade debt funds average tracked by Lipper Analytical Services, which returned 9.84%. The Lehman Brothers Aggregate Bond Index returned 10.91% during the same 12-month period.
Q. WHAT FACTORS LED TO THE FUND'S SOLID SHOWING?
A. I positioned the fund defensively last summer. Last July, I began to notice disturbing trends in the Asian markets. While the fund didn't have a considerable amount of direct Asian exposure, I began to lighten up on some of the positions that were indirectly affected by the goings-on in Asia. For example, the fund had a position in one of Mobil's liquefied natural gas projects in the Middle East, and this project had long-term contracts to sell the gas to South Korea. As events in Asia unfolded, Korean markets were negatively affected, as were these particular bonds. By selling positions such as these before the Asian decline peaked, the fund avoided significant losses when the Asian markets started to fall in October 1997.
Q. WERE THERE ANY OTHER DEVELOPMENTS THAT HELPED THE FUND'S
PERFORMANCE?
A. A second factor I'd highlight was the situation within the mortgage-backed sector. Six months ago, the fund was underweighted relative to its index in mortgage-backed issues because I didn't feel prices were appropriate for the level of risk involved. Mortgage securities continued to be expensive until January 1998, when interest rates plummeted due to concerns about Asia and corporate bonds cheapened. In December and January - as investors began to realize that lower rates would mean higher mortgage prepayment risk - mortgage-backed issues dramatically underperformed both Treasuries and corporates. Correspondingly, the fund's underweighting in mortgage-backed investments helped significantly. When mortgage-backed issues cheapened in January, I increased the fund's mortgage-related positions to the point of being overweighted relative to the index. This overweighting helped performance in February and March, as mortgage-backed bonds performed well.
Q. CLOSER TO HOME, THE U.S. BOND MARKET ENJOYED A NICE RUN DURING THE
PERIOD . . .
A. It really did. We had a very strong domestic economy and virtually no inflationary pressure during the period. A lot of market followers have dubbed it the "Goldilocks" economy, meaning that it's not too hot and not too cold, but just right. I don't know when these pleasant conditions will end, but at this point it seems like everything is in place for the U.S economy to maintain its strength. The Asian crises also helped the U.S. economy to an extent. Because of their problems, Asian companies have been trying to export their way out of a recession by exporting higher volumes of products at lower prices. This trend also helped keep inflation at bay in the U.S.
Q. WERE THERE ANY INDUSTRY SECTORS THAT CONTRIBUTED TO PERFORMANCE?
A. The wave of consolidation within the banking sector - which continued to be prevalent throughout the period - helped boost the credit quality of many of the fund's positions. When a bank with a single A rating acquires a bank with a BBB rating, the BBB bank gets an almost instantaneous quality upgrade. This strategy has worked beautifully for the fund over the past few years, as a number of its lower-quality banks have been beneficiaries of such acquisitions. An example within the portfolio would be H.F. Ahmanson, a savings and loan institution that was acquired by Washington Mutual during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Knock on wood, but the outlook appears encouraging. Because capital markets reward issuers for carrying less debt, the bond market benefits when companies receive credit upgrades. Earnings and cash flows also appear healthy at this point. Mortgage-backed bonds may remain cheap, since interest rates and inflation should remain low, and volatility throughout the market looks to be minimal. In terms of the portfolio, I may look to add to the fund's corporate bond positions, either through real estate investment trusts or standard corporate issues. In an environment such as we've seen - where yields on corporate, mortgage-backed and asset-backed bonds are attractive - it isn't conducive to good performance to own a lot of government-backed securities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KEVIN GRANT DISCUSSES THE
BENEFITS OF REAL ESTATE
INVESTMENT TRUSTS:
"REAL ESTATE INVESTMENT TRUSTS -
COMMONLY KNOWN AS REITS -
HAVE BECOME QUITE POPULAR IN
RECENT YEARS. REITS ARE PUBLICLY
TRADED COMPANIES THAT MANAGE
REAL ESTATE PORTFOLIOS. REITS INVEST
IN A WIDE VARIETY OF REAL ESTATE FROM
SHOPPING CENTERS TO OFFICE
BUILDINGS AND APARTMENTS. MOST
REITS TYPICALLY ISSUE ONLY EQUITY,
BUT THERE ARE A FEW LARGER REITS
THAT ISSUE DEBT AS WELL.
"THERE WERE A COUPLE OF FORCES AT
WORK THAT MADE BONDS ISSUED BY
REITS ATTRACTIVE DURING THE PERIOD.
FIRST, THEY WERE PRICED
INEXPENSIVELY RELATIVE TO CORPORATE
BONDS. SECOND, THE STOCK MARKET
LATELY HAS BEEN PUNISHING ISSUERS
THAT HAVE AN ABUNDANCE OF
OUTSTANDING DEBT. BECAUSE OF THIS,
I FELT THAT MOST REITS WOULDN'T BE
ADDING DEBT TO THEIR BALANCE
SHEETS. TO ME, CHEAP PRICES AND
THE LIKELIHOOD THAT REITS WOULD
NOT BECOME OVER-LEVERAGED
EQUATED TO A SOUND BOND
INVESTMENT. I MAY TRY TO ADD TO THE
FUND'S REIT EXPOSURE, BUT IT COULD
BE A CHALLENGE BECAUSE ATTRACTIVE
REITS COULD BE HARD TO FIND.
HOWEVER, THERE ARE SOME NAMES
HERE AND THERE THAT MAY MAKE
SENSE TO OWN. GOING FORWARD, I'LL
KEEP A CLOSE EYE ON ANY INTERESTING
OPPORTUNITIES."
FUND FACTS
GOAL: HIGH CURRENT INCOME, BY
INVESTING MAINLY IN
INVESTMENT-GRADE DEBT
SECURITIES
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: AUGUST 6, 1971
SIZE: AS OF APRIL 30, 1998,
MORE THAN $1.9 BILLION
MANAGER: KEVIN GRANT, SINCE
1997; ALSO MANAGER OF SEVERAL
FIDELITY INVESTMENT-GRADE
TAXABLE BOND FUNDS; JOINED
FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                5   57.1
                   8
                   .
                   5

AA                 4   4.4
                   .
                   7

A                  9   11.7
                   .
                   1

BAA                2   15.8
                   0
                   .
                   4

BA                 0   5.8
                   .
                   9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  8.8                                        8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                  6 MONTHS AGO

YEARS  4.4                                        4.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998* AS OF OCTOBER 31, 1997**

CORPORATE BONDS 35.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 54.4%
FOREIGN GOVERNMENT
OBLIGATIONS 0.5%
OTHER 2.9%
SHORT-TERM
INVESTMENTS 6.4%
CORPORATE BONDS 38.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 51.5%
FOREIGN GOVERNMENT
OBLIGATIONS 1.5%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 5.2%
ROW: 1, COL: 1, VALUE: 6.4
ROW: 1, COL: 2, VALUE: 2.9
ROW: 1, COL: 3, VALUE: 1.0
ROW: 1, COL: 4, VALUE: 53.4
ROW: 1, COL: 5, VALUE: 35.8
ROW: 1, COL: 1, VALUE: 5.3
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 51.5
ROW: 1, COL: 5, VALUE: 38.1

* FOREIGN
 INVESTMENTS 4.6%
** FOREIGN
 INVESTMENTS 4.8%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 35.8%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONSTRUCTION & REAL ESTATE - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa2 $ 2,490 $ 2,468
EOP Operating L.P.:
6 5/8%, 2/15/05 (c)  Baa1  3,000  2,989
 6 3/4%, 2/15/08 (c)  Baa1  4,100  4,075
  9,532
DURABLES - 0.5%
TEXTILES & APPAREL - 0.5%
Levi Strauss & Co. 7%, 11/1/06 (c)  Baa2  10,000  10,147
ENERGY - 0.4%
OIL & GAS - 0.4%
Petroleum Geo-Services ASA 7 1/8%, 3/30/28  Baa3  7,900  7,862
FINANCE - 18.1%
ASSET-BACKED SECURITIES - 3.3%
Capital Equipment Receivables Trust 6.48%,
10/15/06  Baa3  4,700  4,670
Ford Credit Auto Owner Trust:
6.40%, 5/15/02  A1  4,710  4,738
 6.20%, 12/15/02  Baa  4,050  4,025
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  1,655  1,657
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  3,533  3,536
Key Auto Finance Trust Class C 6.65%, 10/15/03   Baa  1,740  1,742
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  148  147
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  5,930  5,943
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  15,000  15,341
PNC Student Loan Trust I 6.314%, 1/25/01   Aaa  18,100  18,218
Premier Auto Trust 6%, 5/6/00  Aa3  3,074  3,077
  63,094
BANKS - 5.7%
ABN Amro Bank NV  6 5/8%, 10/31/01  Aa3  7,000  7,099
Banc One Corp. 6.70%, 3/24/00  Aa3  8,300  8,393
BanPonce Corp.:
5 3/4%, 3/1/99  A3  2,520  2,513
 6.378%, 4/8/99  A3  2,880  2,884
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Capital One Bank:
6.42%, 11/12/99  Baa $ 14,000 $ 14,047
  6 3/8%, 2/15/03  Baa  5,550  5,510
Central Fidelity Banks, Inc. 8.15%, 11/15/02  A1  4,000  4,302
Citicorp 7.20%, 6/15/07  A1  5,020  5,308
Crestar Financial Corp. 8 3/4%, 11/15/04  Baa  4,750  5,316
First Maryland Bancorp 8 3/8%, 5/15/02  A3  3,000  3,208
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  1,650  1,681
First USA Bank 5 3/4%, 1/15/99  Aa2  4,000  3,995
Hartford National Corp. 9.85%, 6/1/99  A3  6,800  7,056
Kansallis-Osake-Pankki yankee (NY Branch)
 10%, 5/1/02  A3  1,780  2,007
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  920  951
NB Capital Trust IV 8 1/4%, 4/15/27  Aa3  10,040  11,032
Provident Bank 6 3/8%, 1/15/04  Baa  3,100  3,088
Summit Bancorp 8 5/8%, 12/10/02  BBB  5,500  5,985
Union Planters Corp. 6 3/4%, 11/1/05  Baa  3,000  3,029
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,057
Zions Bancorp 8 5/8%, 10/15/02  Baa  5,000  5,459
  106,920
CREDIT & OTHER FINANCE - 6.5%
AT&T Capital Corp.:
6.41%, 8/13/99  Baa  8,000  8,029
 6.16%, 12/3/99  Baa  3,000  3,000
Associates Corp. of North America
6 7/8%, 2/15/00  Aa3  15,000  15,277
Bank of New York Co., Inc. Capital I
7.97%, 12/31/26  A1  6,000  6,368
BankBoston Capital Trust II 7 3/4%, 12/15/26 A2 7,170 7,331 BanPonce Trust I 8.327%, 2/1/27 (c) Baa 7,910 8,424
Chase Capital I 7.67%, 12/1/26  Aa3  14,620  15,215
Chrysler Financial Corp. 6 3/8%, 1/28/00  A2  7,960  8,009
First Security Capital I 8.41%, 12/15/26  A3  1,900  2,065
First Union Institutional Capital I
8.04%, 12/1/26  BBB  3,000  3,169
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250  252
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Ford Motor Credit:
5.73%, 2/23/00  A1 $ 4,000 $ 3,984
  6.05%, 12/27/00  A1  5,000  4,998
General Electric Capital Corp.
6.94%, 4/13/09 (b)  Aaa  7,250  7,310
General Motors Acceptance Corp.
6.65%, 5/24/00  A2  10,350  10,471
JPM Capital Trust II 7.95%, 2/1/27  Aa2  8,480  9,065
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  4,500  4,651
PNC Institutional Capital Trust 8.315%,
5/15/27 (c)  A2  4,000  4,330
Union Acceptance Corp. 7.075%, 7/10/02  Baa  443  445
  122,393
INSURANCE - 1.0%
Executive Risk Capital Trust 8 5/8%, 2/1/27 Baa 10,500 11,221 Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c)  A1  1,500  1,503
SunAmerica, Inc. 6.20%, 10/31/99  Baa  5,500  5,506
  18,230
SAVINGS & LOANS - 1.6%
Ahmanson (H.F.) & Co.:
9 7/8%, 11/15/99  Baa  8,000  8,430
  7 7/8%, 9/1/04  Baa  2,600  2,801
Great West Financial Trust II 8.206%, 2/1/27  A3  15,500  16,376
Long Island Savings Bank 6.20%, 4/2/01  Baa  3,550  3,535
  31,142
TOTAL FINANCE   341,779
HOLDING COMPANIES - 0.6%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  9,930  10,467
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc.:
6 1/4%, 4/1/99  Baa  8,100  8,109
 6 1/4%, 10/15/00  Baa  3,150  3,147
 7.10%, 8/1/26  Baa  12,600  13,022
  24,278
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - 3.9%
BROADCASTING - 2.5%
Continental Cablevision, Inc.:
8.30%, 5/15/06  Baa $ 1,365 $ 1,502
  9%, 9/1/08  Baa  3,880  4,499
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27  Baa  5,130  5,346
TCI Communication, Inc.:
7 1/4%, 6/15/99  Baa  21,690  21,921
  7 3/8%, 2/15/00  Baa  4,250  4,337
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  7,000  7,192
 9 1/8%, 1/15/13  Ba1  2,000  2,395
  47,192
ENTERTAINMENT - 0.3%
Viacom, Inc. 7 3/4%, 6/1/05  Ba2  5,000  5,271
PUBLISHING - 1.0%
News America Holdings, Inc. 8%, 10/17/16  Baa  6,000  6,500
News America, Inc. 6 5/8%, 1/9/08 (c)  Baa  2,610  2,574
Time Warner Entertainment Co. LP
9 5/8%, 5/1/02  Baa  8,000  8,933
  18,007
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  2,070  2,008
TOTAL MEDIA & LEISURE   72,478
NONDURABLES - 1.3%
FOODS - 0.4%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  7,685  8,077
TOBACCO - 0.9%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  16,000  16,343
TOTAL NONDURABLES   24,420
RETAIL & WHOLESALE - 1.9%
GENERAL MERCHANDISE STORES - 1.2%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa  1,500  1,504
Federated Department Stores, Inc.
8 1/2%, 6/15/03  Baa  14,000  15,253
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  5,600  5,691
  22,448
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.7%
American Stores Co.:
7.20%, 6/9/03  Baa $ 5,000 $ 5,160
 7 1/2%, 5/1/37  Baa  8,000  8,766
  13,926
TOTAL RETAIL & WHOLESALE   36,374
TECHNOLOGY - 1.6%
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Comdisco, Inc.:
9 1/4%, 7/6/00  Baa  2,000  2,131
  6 3/8%, 11/30/01  Baa  16,000  16,081
  18,212
ELECTRONICS - 0.6%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  10,830  11,001
TOTAL TECHNOLOGY   29,213
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa  2,000  2,138
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.
6.53%, 7/15/37  Baa  15,000  15,225
TOTAL TRANSPORTATION   17,363
UTILITIES - 4.8%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  1,990  2,053
ELECTRIC UTILITY - 2.4%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (c)  Baa  8,000  8,233
 6.46%, 3/4/08 (c)  Baa  7,200  7,102
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14  Aa2  2,620  2,838
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
DR Investment UK PLC yankee 7.10%, 5/15/02 (c) Baa $ 8,000 $ 8,202 Israel Electric Corp. Ltd. 7 3/4%,
12/15/27 (c)  A3  12,790  12,876
Israel Electric Corp. Ltd. yankee 7 1/4%,
12/15/06 (c)  A3  2,000  2,047
Texas Utilities Co., Series C, 6 3/8%,
1/1/08 (c)  Baa  4,990  4,814
  46,112
GAS - 0.5%
Mitchell Energy & Development Corp.
8%, 7/15/99  Baa  10,065  10,263
TELEPHONE SERVICES - 1.8%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  7,760  7,762
WorldCom, Inc.:
9 3/8%, 1/15/04  Baa  3,068  3,257
 8 7/8%, 1/15/06  Baa  8,854  9,651
  7 3/4%, 4/1/07  Baa  11,910  12,846
  33,516
TOTAL UTILITIES   91,944
TOTAL NONCONVERTIBLE BONDS
(Cost $660,719)   675,857
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.3%
U.S. TREASURY OBLIGATIONS - 18.2%
 6%, 8/15/99  Aaa  4,180  4,202
 5 1/2%, 12/31/00  Aaa  25,720  25,639
 6 3/8%, 9/30/01  Aaa  40,000  40,869
 5 7/8%, 11/30/01  Aaa  102,575  103,264
 7 1/4%, 8/15/04  Aaa  15,000  16,200
 7%, 7/15/06  Aaa  69,770  75,286
 8 7/8%, 8/15/17  Aaa  13,715  18,142
 9%, 11/15/18  Aaa  11,840  15,943
 7 5/8%, 2/15/25  Aaa  35,925  43,452
  342,997
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%
Federal Home Loan Bank:
7.18%, 4/21/04  Aaa $ 6,250 $ 6,640
 7.36%, 7/1/04  Aaa  6,000  6,432
 7.46%, 9/9/04  Aaa  1,500  1,620
 7.87%, 10/20/04  Aaa  7,000  7,708
 8%, 1/26/05  Aaa  6,570  7,303
 7.59%, 3/10/05  Aaa  7,850  8,544
Freddie Mac
8.115%, 1/31/05  Aaa  2,100  2,347
Fannie Mae
6.72%, 8/1/05  Aaa  6,830  7,110
Financing Corp. stripped principal 0%, 3/7/05 Aaa 11,375 7,595 Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  226  227
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.24% 8/1/04  Aaa  2,800  3,119
  58,645
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $399,191)   401,642
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 33.1%
FREDDIE MAC - 0.2%
 7%, 5/1/01 to 7/1/01  Aaa  2,233  2,261
FANNIE MAE - 30.0%
 5 1/2%, 2/1/11 to 8/1/12  Aaa  22,315  21,646
 6%, 5/1/01 to 4/1/28  Aaa  174,131  171,595
 6 1/2%, 5/1/01 to 4/1/28  Aaa  256,605  254,174
 7%, 7/1/25 to 4/1/28  Aaa  107,188  108,366
 7 1/2%, 5/1/28 (e)  Aaa  631  648
 8%, 10/1/23 to 12/1/24  Aaa  4,650  4,820
 9 1/2%, 1/1/17 to 2/1/25  Aaa  5,771  6,217
 12 1/2%, 3/1/13 to 6/1/15  Aaa  393  457
  567,923
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.9%
 6%, 10/15/08 to 5/15/09   Aaa $ 6,447 $ 6,418
 7%, 1/15/26 to 3/15/28  Aaa  37,639  38,658
 8%, 9/15/24 to 10/15/25  Aaa  1,488  1,546
 9%, 4/15/16 to 4/15/23  Aaa  4,568  4,944
 10%, 11/15/09 to 9/15/25  Aaa  3,259  3,598
  55,164
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $623,190)   625,348
COMMERCIAL MORTGAGE SECURITIES - 1.8%
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  5,740  5,762
Equitable Life Assurance Society of the United
States (The):
 Series 174 Class B1, 7.33%, 5/15/06 (c)  Aa2  3,400  3,563
   Series 1996-1 Class C1, 7.52%, 5/15/06 (c)  A2  3,500  3,683
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1997-C2
Class E, 7.624%, 4/15/11  Baa  4,860  4,918
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (c)  Aaa  356  355
Structured Asset Securities Corp. sequential pay
Series 1996 Class A-2A, 7 3/4%, 2/25/28  Aaa  4,920  4,964
Thirteen Affiliates of General Growth
Properties, Inc. sequential pay Series A-2,
6.602%, 11/15/12 (c)  Aaa  8,000  8,100
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (c)  Aaa  2,303  2,334
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $33,103)   33,679
FOREIGN GOVERNMENT OBLIGATIONS (D) - 0.5%
Alberta Province yankee 9 1/4%, 4/1/00  Aa2  6,775  7,163
Manitoba Province yankee 6 7/8%, 9/15/02  A1  3,000  3,078
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,172)   10,241
SUPRANATIONAL OBLIGATIONS - 0.8%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $14,906)  Aaa $ 15,000 $ 15,539
CERTIFICATES OF DEPOSIT - 0.3%
Canadian Imperial Bank of Commerce (NY Branch)
yankee 6.20%, 8/1/00 (Cost $5,008)  Aa3  5,000  5,019
CASH EQUIVALENTS - 6.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98   $ 120,532  120,514
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,866,803)  $ 1,887,839
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,351,000 or 5% of net assets.
(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(e) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.0% AAA, AA, A 69.6%
Baa 20.0% BBB  22.0%
Ba 0.9% BB  0.3%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At April 30, 1998 the aggregate cost of investment securities for income tax purposes was $1,868,585,000. Net unrealized appreciation aggregated $19,254,000, of which $23,755,000 related to appreciated investment securities and $4,501,000 related to depreciated investment securities.
The fund hereby designates approximately $2,148,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 1,887,839
AGREEMENTS OF $120,514) (COST $1,866,803) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                          2,757

INTEREST RECEIVABLE                                                      23,666

 TOTAL ASSETS                                                            1,914,262

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED

 DELAYED DELIVERY                                               $ 648

PAYABLE FOR FUND SHARES REDEEMED                                 2,555

DISTRIBUTIONS PAYABLE                                            588

ACCRUED MANAGEMENT FEE                                           682

OTHER PAYABLES AND ACCRUED EXPENSES                              588

 TOTAL LIABILITIES                                                       5,061

NET ASSETS                                                              $ 1,909,201

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 1,891,234

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         (4,451)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    1,382
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                21,036
AND ASSETS AND LIABILITIES

NET ASSETS, FOR 261,628 SHARES OUTSTANDING                              $ 1,909,201

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $7.30
SHARE ($1,909,201 (DIVIDED BY) 261,628 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                  $ 110,433
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 7,079

TRANSFER AGENT FEES                                        3,770

ACCOUNTING FEES AND EXPENSES                               435

NON-INTERESTED TRUSTEES' COMPENSATION                      6

CUSTODIAN FEES AND EXPENSES                                75

REGISTRATION FEES                                          187

AUDIT                                                      56

LEGAL                                                      17

INTEREST                                                   3

 TOTAL EXPENSES BEFORE REDUCTIONS                          11,628

 EXPENSE REDUCTIONS                                        (109)    11,519

NET INVESTMENT INCOME                                               98,914

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     33,011

 FOREIGN CURRENCY TRANSACTIONS                             50       33,061

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     24,089

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              (50)     24,039

NET GAIN (LOSS)                                                     57,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 156,014
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       YEAR ENDED   YEAR ENDED
                                                           APRIL 30,    APRIL 30,
                                                           1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 98,914     $ 92,556
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   33,061       (15,555)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       24,039       11,400

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            156,014      88,401
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (99,040)     (92,525)

SHARE TRANSACTIONS                                          928,499      607,781
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              90,352       82,452

 COST OF SHARES REDEEMED                                    (608,391)    (601,991)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            410,460      88,242
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   467,434      84,118

NET ASSETS

 BEGINNING OF PERIOD                                        1,441,767    1,357,649

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 1,909,201  $ 1,441,767
OF NET INVESTMENT INCOME OF $4,451 AND
$4,894, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       127,833      86,172

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    12,633       11,687

 REDEEMED                                                   (84,127)     (85,325)

 NET INCREASE (DECREASE)                                    56,339       12,534




FINANCIAL HIGHLIGHTS
                                             YEARS ENDED APRIL 30,

                                  1998     1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 7.020  $ 7.040  $ 7.010  $ 7.300  $ 7.570
OF PERIOD

INCOME FROM INVESTMENT             .441 B   .460 B   .484     .464     .522
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .282     (.020)   .047     (.147)   (.254)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .723     .440     .531     .317     .268
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.443)   (.460)   (.471)   (.487)   (.525)

 IN EXCESS OF NET                  -        -        -        -        (.013)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN            -        -        -        (.120)   -

 IN EXCESS OF NET REALIZED GAIN    -        -        (.030)   -        -

 TOTAL DISTRIBUTIONS               (.443)   (.460)   (.501)   (.607)   (.538)

NET ASSET VALUE, END OF PERIOD    $ 7.300  $ 7.020  $ 7.040  $ 7.010  $ 7.300

TOTAL RETURN A                     10.54%   6.42%    7.62%    4.63%    3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,909  $ 1,442  $ 1,358  $ 1,087  $ 943
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .72%     .76%     .77%     .75%     .74%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .71% C   .75% C   .76% C   .75%     .74%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     6.12%    6.53%    6.58%    7.00%    6.94%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            207%     120%     134%     90%      61%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed- Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to change in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,476,592,000 and $3,143,794,000, respectively, of which U.S. government and government agency obligations aggregated $3,071,262,000 and $2,797,674,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES - CONTINUED
asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which the loan was outstanding amounted to $17,427,000. The weighted average interest rate was 5.81%.
6. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $101,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Investment Grade Bond Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1998
DISTRIBUTIONS


A total of 23.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    22  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   26  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   30  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                    PAST 1  PAST 5   PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND                        6.86%   25.56%  92.43%

LB 1-3 YEAR GOVT/CORP BOND                      7.17%   30.91%  101.74%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE       6.67%   29.13%  96.16%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998               PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY SHORT-TERM BOND                   6.86%   4.66%   6.76%

LB 1-3 YEAR GOVT/CORP BOND                 7.17%   5.53%   7.27%

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE  6.67%   5.24%   6.95%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1988/04/30      10000.00                    10000.00
  1988/05/31       9976.83                     9996.00
  1988/06/30      10080.03                    10096.12
  1988/07/31      10088.44                    10103.20
  1988/08/31      10106.19                    10128.77
  1988/09/30      10200.21                    10246.14
  1988/10/31      10305.26                    10349.34
  1988/11/30      10270.03                    10324.70
  1988/12/31      10301.74                    10348.42
  1989/01/31      10390.56                    10431.59
  1989/02/28      10409.48                    10434.06
  1989/03/31      10441.21                    10476.26
  1989/04/30      10574.21                    10646.31
  1989/05/31      10734.99                    10797.57
  1989/06/30      10915.28                    10996.89
  1989/07/31      11052.13                    11160.78
  1989/08/31      11024.48                    11097.62
  1989/09/30      11070.11                    11162.93
  1989/10/31      11253.00                    11336.99
  1989/11/30      11329.88                    11438.34
  1989/12/31      11385.01                    11483.63
  1990/01/31      11363.02                    11495.64
  1990/02/28      11414.57                    11556.64
  1990/03/31      11456.98                    11593.30
  1990/04/30      11481.30                    11622.25
  1990/05/31      11673.32                    11801.85
  1990/06/30      11757.32                    11926.62
  1990/07/31      11893.67                    12071.10
  1990/08/31      11875.62                    12113.92
  1990/09/30      11896.13                    12204.80
  1990/10/31      11866.57                    12330.80
  1990/11/30      11928.58                    12451.25
  1990/12/31      12043.46                    12596.96
  1991/01/31      12026.80                    12710.95
  1991/02/28      12165.14                    12802.75
  1991/03/31      12402.22                    12895.78
  1991/04/30      12571.38                    13022.09
  1991/05/31      12699.59                    13103.42
  1991/06/30      12746.17                    13152.09
  1991/07/31      12847.67                    13267.61
  1991/08/31      13063.44                    13447.52
  1991/09/30      13198.54                    13592.31
  1991/10/31      13351.46                    13738.64
  1991/11/30      13489.61                    13877.58
  1991/12/31      13732.58                    14087.37
  1992/01/31      13788.94                    14072.89
  1992/02/29      13908.57                    14117.56
  1992/03/31      14003.97                    14114.48
  1992/04/30      14080.13                    14243.55
  1992/05/31      14215.71                    14376.94
  1992/06/30      14348.35                    14523.89
  1992/07/31      14518.33                    14694.25
  1992/08/31      14645.38                    14812.85
  1992/09/30      14766.40                    14953.02
  1992/10/31      14661.92                    14863.07
  1992/11/30      14648.04                    14842.12
  1992/12/31      14747.07                    14982.29
  1993/01/31      14990.18                    15142.17
  1993/02/28      15157.49                    15265.70
  1993/03/31      15251.35                    15315.30
  1993/04/30      15326.27                    15411.42
  1993/05/31      15352.58                    15376.30
  1993/06/30      15519.63                    15492.75
  1993/07/31      15609.45                    15528.17
  1993/08/31      15781.02                    15658.17
  1993/09/30      15839.44                    15708.70
  1993/10/31      15940.61                    15745.36
  1993/11/30      15972.68                    15749.98
  1993/12/31      16093.47                    15813.75
  1994/01/31      16198.32                    15914.48
  1994/02/28      16057.43                    15818.06
  1994/03/31      15751.53                    15736.73
  1994/04/30      15630.68                    15676.97
  1994/05/31      15717.12                    15698.22
  1994/06/30      15572.34                    15739.50
  1994/07/31      15689.54                    15882.75
  1994/08/31      15753.91                    15936.35
  1994/09/30      15779.49                    15900.93
  1994/10/31      15771.59                    15937.28
  1994/11/30      15795.89                    15870.43
  1994/12/31      15434.74                    15900.62
  1995/01/31      15552.58                    16119.04
  1995/02/28      15716.57                    16342.07
  1995/03/31      15816.58                    16434.80
  1995/04/30      15969.31                    16583.59
  1995/05/31      16253.90                    16870.71
  1995/06/30      16351.58                    16962.51
  1995/07/31      16397.35                    17030.28
  1995/08/31      16501.27                    17133.48
  1995/09/30      16586.28                    17218.20
  1995/10/31      16695.22                    17361.14
  1995/11/30      16839.49                    17510.55
  1995/12/31      16950.44                    17643.33
  1996/01/31      17080.42                    17794.28
  1996/02/29      17032.61                    17726.50
  1996/03/31      16993.99                    17713.56
  1996/04/30      17010.62                    17731.43
  1996/05/31      17046.21                    17772.40
  1996/06/30      17156.78                    17902.41
  1996/07/31      17229.82                    17972.03
  1996/08/31      17283.83                    18038.26
  1996/09/30      17435.46                    18203.38
  1996/10/31      17611.67                    18408.86
  1996/11/30      17745.15                    18546.87
  1996/12/31      17759.88                    18549.95
  1997/01/31      17834.15                    18639.60
  1997/02/28      17880.09                    18685.81
  1997/03/31      17851.96                    18671.33
  1997/04/30      18006.87                    18824.44
  1997/05/31      18124.52                    18955.98
  1997/06/30      18239.11                    19087.83
  1997/07/31      18442.02                    19299.78
  1997/08/31      18456.05                    19317.95
  1997/09/30      18593.53                    19466.74
  1997/10/31      18713.80                    19606.91
  1997/11/30      18743.35                    19656.20
  1997/12/31      18862.22                    19785.90
  1998/01/31      19046.10                    19976.90
  1998/02/28      19070.33                    19996.92
  1998/03/31      19148.14                    20074.86
  1998/04/30      19243.02                    20174.36
IMATRL PRASUN   SHR__CHT 19980430 19980506 133244 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on April 30, 1988. As the chart shows, by April 30, 1998, the value of the investment would have grown to $19,243 - a 92.43% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,174 - a 101.74% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         YEARS ENDED APRIL 30,

                 1998   1997    1996    1995    1994

DIVIDEND RETURN  6.40%  6.55%   6.52%   6.13%   6.51%

CAPITAL RETURN   0.46%  -0.69%  0.00%   -3.96%  -4.52%

TOTAL RETURN     6.86%  5.86%   6.52%   2.17%   1.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.31(CENTS)  26.34(CENTS)  53.91(CENTS)

ANNUALIZED DIVIDEND RATE       6.03%        6.10%         6.20%

30-DAY ANNUALIZED YIELD        5.54%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.70 over the past one month, $8.71 over the past six months and $8.70 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a
strong rally from May through
September 1997 on the heels of
encouraging economic data, as
well as the Federal Reserve
Board's reluctance to raise
short-term interest rates. In the
fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going below
the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for
yield. Despite increased
prepayment activity in early 1998
due to lower rates,
mortgage-backed bonds also fared
relatively well. The Lehman
Brothers Mortgage-Backed
Securities Index returned 10.02%
during the period. The period ended
on a positive note as the
Commerce Department reported
that gross domestic product grew
at a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace -
signs of continued strong
economic growth and benign inflation.
However, the Fed tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the 12 months that ended April 30, 1998, the fund had a total return of 6.86%. That outperformed the 6.67% return of the short investment grade debt funds average tracked by Lipper Analytical Services. For the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 7.17%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. The fund benefited from maintaining overweighted positions, relative to the index, in corporate bonds, asset-backed securities and mortgage-backed securities. Generally, these so-called spread products offered attractive yield spreads - or yield advantages - over comparable Treasuries during the period.
Q. HOW WERE THE FUND'S INVESTMENTS ALLOCATED?
A. Corporate bonds, including asset-backed securities - bonds backed by a pool of loans such as credit cards - accounted for about 66% of the fund's investments at the end of the period. Corporate bonds offered only neutral returns during the 12-month period after weakening in the fourth quarter of 1997 during the economic slowdown in Asia, and then stabilizing in the first quarter of 1998. The fund was able to generate modest returns from its corporate position by emphasizing its cable, media and telecommunications holdings. Growth in these industries is much more dependent on the health of the U.S. economy than on Asian markets. In addition, asset-backed securities were a very stable component of the portfolio because of their high credit quality. In fact, a majority of the fund's asset-backed position was rated Aaa. These securities offered the fund a way to get additional yield without taking on the credit risks associated with many corporate bonds.
Q. WHAT ABOUT MORTGAGE-BACKED SECURITIES?
A. More than half of the fund's mortgage-backed holdings were invested in commercial mortgage-backed securities (CMBS) - bonds that are backed by loans on commercial property, such as office buildings or retail malls. The market for these securities has gained considerable acceptance among investors, leading to better returns for the issues.
Q. HOW MUCH OVERALL IMPACT DID THE ASIAN SITUATION HAVE ON THE FUND'S
PERFORMANCE?
A. Not much. The Asian situation definitely weakened the corporate bond market, but as I said, I shielded the portfolio from many of these ill effects by buying securities in sectors that were more dependent on the domestic economy. In fact, the fund sold many of the fund's corporate positions that did have exposure to Asia in October, helping its performance versus the peer group. Longer term, I see Asia as an opportunity. The Asian turmoil has caused volatility in the bond market, which allows me to apply Fidelity's strong research to find attractive securities that have been unfairly repriced in the past few months.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. The yield curve was very flat at the end of the period, meaning longer-term bonds were not offering much of a yield advantage over short-term issues. As a result, many buyers of fixed-income securities will try to get additional yield by buying non-Treasury securities. Consequently, I think increased demand for these spread products will benefit their pricing. In addition, the equity markets generated healthy gains in the first quarter of 1998, which bodes well for high-grade corporate bonds in the next few months. I also expect asset-backed securities, which have high credit quality, to continue to perform well as investors seek out defensive instruments in periods of turmoil. Finally, opportunities in the mortgage-backed sector will depend on the level of interest rates. These securities may underperform other fixed-income securities in the short term if the market rallies and prepayment - or refinancing - levels remain high. If that's the case, I may increase the fund's position in mortgage-backed bonds in anticipation of a rebound and outperformance in the long term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                3   41.5
                   9
                   .
                   1

AA                 8   7.6
                   .
                   8

A                  1   15.8
                   4
                   .
                   4

BAA                2   25.2
                   8
                   .
                   8

BA                 4   7.8
                   .
                   7

NOT RATED          1   0.8
                   .
                   4

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS  2.4                                         2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS  1.8                                         1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 * AS OF OCTOBER 31, 1997 **

CORPORATE BONDS 66.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 15.0%
MORTGAGE-BACKED
SECURITIES 12.0%
SHORT-TERM
INVESTMENTS 2.8%
OTHER 4.2%
CORPORATE BONDS 67.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 21.5%
MORTGAGE-BACKED
SECURITIES 6.6%
SHORT-TERM
INVESTMENTS 1.3%
OTHER 2.7%
ROW: 1, COL: 1, VALUE: 4.2
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 12.0
ROW: 1, COL: 4, VALUE: 15.0
ROW: 1, COL: 5, VALUE: 66.0
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 21.5
ROW: 1, COL: 5, VALUE: 67.90000000000001

* FOREIGN
 INVESTMENTS 6.7%
** FOREIGN
 INVESTMENTS 1.6%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 66.0%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 8,440 $ 8,821
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa  1,100  1,090
EOP Operating LP 6 3/8%, 2/15/03 (c)  Baa  3,550  3,533
Weeks Realty LP 6 7/8%, 3/15/05  Baa  3,000  2,980
  7,603
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A2  2,990  3,237
ENERGY - 0.3%
OIL & GAS - 0.3%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  1,570  1,572
USX Corp. 6 3/8%, 7/15/98  Baa  490  491
  2,063
FINANCE - 39.5%
ASSET-BACKED SECURITIES - 20.3%
Aesop Funding II LLC 6.22%, 10/20/01 (c)  Aaa  4,500  4,517
Associates Manufactured Housing Contract
Pass-Through Certificates 7%, 3/15/27  Aaa  2,200  2,239
Capital Equipment Receivables Trust:
6.57%, 3/15/01  Aa3  2,230  2,259
 6.45%, 8/15/02   Aa3  5,100  5,121
Case Equipment Loan Trust:
6.15%, 9/15/02  Aaa  6,743  6,756
 6.45%, 9/15/02   A3  3,000  3,014
 5.85%, 2/15/03  A3  1,770  1,770
Caterpillar Financial Asset Trust 6.55%, 5/22/02   A3  1,246  1,257
Chase Manhattan Corp. 6.45%, 3/29/01  Aaa  4,400  4,428
Chevy Chase Auto Receivables Trust:
6.20%, 3/20/04   Aaa  2,429  2,434
 5.97%,10/20/04  Aaa  5,475  5,463
Citibank Credit Card Master Trust I
5 3/4%, 1/15/03  Aaa  4,100  4,079
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Contimortgage Home Equity Loan Trust:
6.26%, 7/15/12  Aaa $ 8,800 $ 8,808
 6.30%, 7/15/12  Aaa  3,300  3,302
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  1,131  1,140
Discover Card Trust 7 1/2%, 6/16/00  A2  1,650  1,650
Fidelity Funding Auto Trust 6.99%,
11/15/02 (c)  Aaa  1,258  1,267
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  3,388  3,391
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  1,837  1,841
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  391  390
 5.80%, 2/15/27  Aaa  3,083  3,083
 6.10%, 4/15/27  Aaa  3,546  3,549
 6.45%, 5/15/27  Aaa  2,780  2,786
 6 1/2%, 6/15/27  Aaa  2,170  2,175
 6.65%, 7/15/27  Aaa  1,726  1,728
Key Auto Finance Trust Class C 6.65%,
10/15/03  Baa  940  941
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  166  166
Norwest Automobile Trust 6.30%, 5/15/03  A2  3,375  3,386
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  3,800  3,793
 6 1/8%, 11/15/04   Aaa  2,131  2,162
Onyx Acceptance Grantor Trust:
6.20%, 6/15/03  Aaa  3,888  3,902
 5.95%, 7/15/04  Aaa  6,251  6,249
Petroleum Enhanced Trust Receivables Offering
Petroleum Trust 6.1875%, 2/5/03 (c)  Baa  5,648  5,648
Premier Auto Trust:
4.95%, 2/2/99  A2  42  42
 6%, 5/6/00  Aaa  2,584  2,586
 6.35%, 7/6/00  A3  4,610  4,624
 5.70%, 10/6/02  Aaa  9,500  9,438
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  1,971  1,971
SCFC Recreational Vehicle Loan Trust 7 1/4%,
9/15/06  Aaa  271  271
Standard Credit Card Master Trust I 6 3/4%,
6/7/00  Aaa  10,700  10,710
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa $ 717 $ 717
Toyota Auto Receivables Grantor Trust 6.15%,
1/15/99  Baa  339  339
Tranex Auto Receivables Owner Trust 6.33%,
8/15/03 (c)  Aaa  3,056  3,067
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa  280  281
 7.275%, 10/10/00  Baa  313  313
 8.20%, 1/10/01  Baa  322  322
Western Financial Grantor Trust 5 7/8%, 3/1/02  Aaa  2,697  2,735
WFS Financial Owner Trust:
6.40%, 10/20/00  Aaa  8,380  8,419
 7.05%, 11/20/03  Aaa  7,410  7,621
 6.90%, 12/20/03  Aaa  5,020  5,163
  163,313
BANKS - 8.0%
Banc One Corp. 6.70%, 3/24/00  Aa3  3,700  3,741
Banco Latinoamericano Exportaciones SA euro:
6.45%, 09/13/99 (c)  Baa  2,880  2,876
 6.90%, 12/6/99 (c)  Baa  1,700  1,721
BanPonce Financial Corp.:
7.65%, 5/3/00  A3  2,790  2,850
 6.88%, 6/16/00  A3  1,450  1,469
BanPonce Corp.:
6.378%, 4/8/99  A3  2,580  2,584
 6.488%, 3/3/00  A3  2,300  2,314
Capital One Bank:
6.42%, 11/12/99  Baa  6,000  6,020
 6 3/8%, 2/15/03  Baa  3,720  3,693
First Chicago Corp. 9 7/8%, 7/1/99  A2  1,526  1,591
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  2,200  2,294
First USA Bank 6 1/2%, 12/23/99  Aa2  5,400  5,440
Kansallis-Osake-Pankki (NY Branch) yankee
 9 3/4%, 12/15/98  A3  2,220  2,267
KeyCorp. 7.45%, 4/5/00  A1  3,250  3,324
Mellon Financial Co. 6.30%, 6/1/00  A2  1,000  1,004
NationsBank Corp. 5 3/4%, 3/15/01  Aa3  7,700  7,650
Popular, Inc. 6.40%, 8/25/00  A3  2,270  2,279
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Providian National Bank 6.70%, 3/15/03  Baa $ 5,000 $ 4,979
Union Planters National Bank 6.53%, 8/20/99  A3  5,820  5,855
  63,951
CREDIT & OTHER FINANCE - 10.4%
Aristar, Inc. 7 1/2%, 7/1/99  Baa  5,730  5,826
Associates Corp. of North America
6 3/8%, 8/15/99  Aa3  3,300  3,317
AT&T Capital Corp.:
6.65%, 4/30/99  Baa  7,310  7,336
 6.16%, 12/3/99  Baa  5,690  5,690
Boatmens Auto Trust 6.35%, 10/15/01  A2  1,375  1,380
Chrysler Financial Corp.:
8.42%, 2/1/99  A3  2,500  2,542
 6 3/8%, 1/28/00  A2  5,460  5,493
Edison Mission Energy Funding Corp. 6.77%,
9/15/03 (c)  Baa  5,539  5,605
Finova Capital Corp. 6.27%, 9/29/00  Baa  1,650  1,651
General Electric Capital Corp. 6.01%, 4/30/01 Aaa 2,600 2,603 General Motors Acceptance Corp.
5.85%, 4/20/00  A2  21,880  21,739
Heller Financial, Inc. 6 1/4%, 3/1/01  A3  4,000  3,996
MCN Investment Corp. 5.84%, 2/1/99  Baa  3,640  3,630
Money Store, Inc. 7.30%, 12/1/02  Ba2  1,870  1,941
North American Mortgage Co. 5.80%, 11/2/98  Baa  2,250  2,246
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa  3,327  3,355
Union Acceptance Corp. 7.075%, 7/10/02  Baa  489  492
U.S. West Capital Funding, Inc. 6.85%, 1/15/02  Baa  4,785  4,875
  83,717
SAVINGS & LOANS - 0.6%
Long Island Savings Bank:
6.20%, 4/2/01  Baa  1,900  1,892
 7%, 6/13/02  Baa  3,080  3,157
  5,049
SECURITIES INDUSTRY - 0.2%
Amvescap PLC yankee 6 3/8%, 5/15/03 (c)  A3  1,500  1,497
TOTAL FINANCE   317,527
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp. 6.95%, 5/1/02  Baa $ 2,300 $ 2,363
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc. 6 1/4%, 10/15/00  Baa  4,435  4,430
MEDIA & LEISURE - 7.9%
BROADCASTING - 5.7%
Continental Cablevision, Inc.:
8 1/2%, 9/15/01  Baa  5,755  6,112
 8.30%, 5/15/06  Baa  820  903
TCI Communications, Inc.:
6 3/8%, 9/15/99  Baa  9,675  9,704
 7 3/8%, 2/15/00  Baa  6,005  6,127
Tele Communications, Inc. 9%, 1/2/02  Ba1  2,300  2,484
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  13,775  14,152
 7 3/4%, 6/15/05  Ba1  6,100  6,468
  45,950
ENTERTAINMENT - 1.5%
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  3,420  3,360
 7 1/2%, 1/15/02  Ba2  1,570  1,608
Viacom, Inc.:
6 3/4%, 1/15/03  Ba2  4,595  4,606
 7 3/4%, 6/1/05  Ba2  2,265  2,388
  11,962
PUBLISHING - 0.7%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa  5,450  5,930
TOTAL MEDIA & LEISURE   63,842
NONDURABLES - 2.2%
FOODS - 0.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa  6,300  6,348
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.4%
Philip Morris Companies, Inc.:
7 1/8%, 12/1/99  A2 $ 7,000 $ 7,107
 7 1/4%, 9/15/01  A2  4,300  4,418
  11,525
TOTAL NONDURABLES   17,873
RETAIL & WHOLESALE - 3.3%
GENERAL MERCHANDISE STORES - 3.3%
Dayton Hudson Corp.:
10%, 12/1/00  Baa  2,380  2,596
 6.80%, 10/1/01  Baa  4,870  4,957
 9 3/4%, 7/1/02  Baa  2,980  3,347
Federated Department Stores, Inc.:
10%, 2/15/01  Baa  6,530  7,130
 8 1/8%, 10/15/02  Baa  4,380  4,654
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,400  3,455
  26,139
TECHNOLOGY - 4.2%
COMPUTER SERVICES & SOFTWARE - 0.2%
Computer Associates International, Inc.
6 1/4%, 4/15/03 (c)  Baa  1,760  1,754
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Comdisco, Inc.:
 6 1/2%, 4/30/99  Baa  6,000  6,027
 6.86%, 7/29/99  Baa  8,210  8,288
 7 3/4%, 9/1/99  Baa  4,000  4,086
 6.55%, 2/4/00  Baa  12,400  12,510
 5.86%, 4/7/00  Baa  1,090  1,081
  31,992
TOTAL TECHNOLOGY   33,746
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
CSX Corp. 7.05%, 5/1/02  Baa  3,850  3,937
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
UTILITIES - 4.8%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1 $ 650 $ 671
ELECTRIC UTILITY - 2.0%
Avon Energy Partners Holdings
 6.73%, 12/11/02 (c)  Baa  2,800  2,833
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa  5,500  5,525
Ohio Edison Co. 7 3/8%, 9/15/02  Baa  2,900  3,002
Philadelphia Electric Co. 5 5/8%, 11/1/01  Baa  2,200  2,160
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa  2,700  2,749
  16,269
GAS - 0.3%
Arkla, Inc. 8 7/8%, 7/15/99  Baa  2,500  2,583
TELEPHONE SERVICES - 2.4%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  3,760  3,761
MCI Communications Corp. 7 1/2%, 8/20/04  Baa  4,300  4,536
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  Baa  1,800  2,048
 0%, 7/1/07 (b)  Baa  3,340  2,872
WorldCom, Inc.:
9 3/8%, 1/15/04  Baa  3,333  3,538
 8 7/8%, 1/15/06  Baa  1,881  2,050
  18,805
TOTAL UTILITIES   38,328
TOTAL NONCONVERTIBLE BONDS
(Cost $526,991)   529,909
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.0%
U.S. TREASURY OBLIGATIONS - 11.7%
6 3/8%, 7/15/99  Aaa  80,735  81,482
5 5/8%, 11/30/99  Aaa  8,270  8,274
6 7/8%, 3/31/00  Aaa  4,200  4,296
  94,052
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class T-3, 9 5/8%, 5/15/02  Aaa $ 1,055 $ 1,111
  Class 1-C, 9 1/4%, 11/15/01  Aaa  16,878  17,850
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
 Series 1994-C, 6.61%, 9/15/99  Aaa  245  246
  Series 1995-A, 6.28%, 6/15/04  Aaa  4,588  4,631
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  1,553  1,587
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,029  1,057
  26,482
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $120,749)   120,534
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 4.8%
FANNIE MAE - 2.3%
 6 1/2%, 1/1/13 to 2/1/13  Aaa  17,054  17,113
 11 1/2%, 11/1/15  Aaa  1,222  1,376
  18,489
FREDDIE MAC - 0.4%
 7%, 5/1/01 to 8/1/01  Aaa  2,544  2,575
 12%, 11/1/19  Aaa  317  365
  2,940
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.1%
 9 1/2%, 3/15/16 to 12/15/20  Aaa  5,382  5,844
 11%, 12/15/09 to 8/15/20  Aaa  5,949  6,654
 11 1/2%, 4/15/13 to 8/15/13  Aaa  1,952  2,221
 12%, 2/15/16  Aaa  1,929  2,231
  16,950
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $41,268)   38,379
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
PRIVATE SPONSOR - 0.3%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09 (Cost $2,269)  Aaa $ 2,320 $ 2,309
COMMERCIAL MORTGAGE SECURITIES - 6.9%
Allied Capital Commercial Mortgage Trust
sequential pay Series 1998-1 Class A, 6.31%,
5/25/03 (c)  Aaa  5,619  5,559
Bankers Trust Remic Trust 1988-1 floater
Series 1998-S1A Class D, 6.5375%,
11/28/02 (c)(d)  Baa  6,715  6,689
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  5,090  5,081
Blackrock Capital Funding LLC Series 1996
 Class C2, 6.5375%, 11/16/26 (c)(d)  Aaa  216  216
CBM Funding Corp. sequential pay Series 1996-1:
Class A-1, 7.55%, 7/1/99  AA  244  247
 Class A-2, 6.88%, 7/1/02  AA  2,170  2,202
CS First Boston Mortgage Securities Corp.
sequential pay Series 1997-SPICE Class A,
6.653%, 6/20/03 (c)  -  8,766  8,790
DLJ Commercial Mortgage Corp. floater
Series 1998-STFA Class A-3, 7.2263%,
12/8/00 (c)(d)  A2  2,740  2,740
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2, 6.7063%,
5/15/03 (c)(d)  Baa  2,300  2,299
Federal Deposit Insurance Corp. Series 1996-C1:
Class 1A, 6.75%, 5/25/26  Aaa  5,711  5,720
 Class II-A2, 7.85%, 9/25/25  Aaa  1,830  1,842
Kidder Peabody Acceptance Corp. sequential
pay, Series 1993-M1 Class A-2, 7.15%,
4/25/25  Aa2  1,441  1,426
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6, 6.9175%
7/4/03 (d)  -  2,808  2,815
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)(d)  AAA  1,084  1,082
Resolution Trust Corp. floater:
Series 1993-C2 Class A-2, 6.2375%
 3/25/25 (d)  Aaa  303  303
 Series 1994-C1 Class A-3, 6.2375%,
 6/25/26 (d)  Aaa  1,558  1,560
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Structured Asset Securities Corp.:
Series 1996-C3 Class A, 6 3/4%,
 6/25/30 (c)  AAA $ 1,838 $ 1,846
 Series 1998-C2A Class C, 6.0865%,
 1/25/13 (d)  AAA  5,400  5,398
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $55,893)   55,815
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.0%
Ontario Province:
6 1/8%, 6/28/00  Aa3  2,700  2,705
 5 3/4%, 11/7/00  Aa3  2,740  2,724
 8 1/2%, 2/28/01  Aa3  2,500  2,653
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,125)   8,082
SUPRANATIONAL OBLIGATIONS - 2.0%
African Development Bank:
9.30%, 7/1/00  Aa1  10,270  10,939
 7 3/4%, 12/15/01  Aa1  5,090  5,355
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $16,396)   16,294
CERTIFICATES OF DEPOSIT - 1.2%
Canadian Imperial Bank of Commerce
NY Branch yankee 6.20%, 8/1/00
(Cost $9,821)  Aa3  9,800  9,837
CASH EQUIVALENTS - 2.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98 (Cost $22,717)   $ 22,720  22,717
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $804,229)  $ 803,876
LEGEND
(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(g) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,591,000 or 8.7% of net assets.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 60.7% AAA, AA, A 58.2%
Baa 28.8% BBB  32.5%
Ba 4.7% BB  1.5%
B 0.0% B  0.6%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.4%.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $804,254,000. Net unrealized depreciation aggregated $378,000, of which $2,521,000 related to appreciated investment securities and $2,899,000 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending April 30, 1999 approximately $308,000 of losses recognized during the period November 1, 1997 to April 30, 1998.
At April 30, 1998, the fund had a capital loss carryforward of approximately $166,788,000 of which $2,771,000, $2,248,000,
$18,091,000, $55,095,000, $74,079,000, $6,241,000, and $8,263,000 will expire on April 30, 1999, 2000, 2002, 2003, 2004, 2005, and 2006,
respectively. Of the loss carryforwards expiring in 2000, 2002, and 2003, $2,248,000, $13,718,000, and $15,805,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes to Financial Statements).
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 803,876
AGREEMENTS OF $22,717) (COST $804,229) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       2,597

RECEIVABLE FOR INVESTMENTS SOLD                                            83,046

RECEIVABLE FOR FUND SHARES SOLD                                            408

INTEREST RECEIVABLE                                                        10,541

OTHER RECEIVABLES                                                          12

 TOTAL ASSETS                                                              900,480

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                               $ 89,326

PAYABLE FOR FUND SHARES REDEEMED                                 1,429

DISTRIBUTIONS PAYABLE                                            388

ACCRUED MANAGEMENT FEE                                           294

OTHER PAYABLES AND ACCRUED EXPENSES                              255

 TOTAL LIABILITIES                                                         91,692

NET ASSETS                                                                $ 808,788

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 980,317

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           (4,027)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      (167,149)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  (353)

NET ASSETS, FOR 92,984 SHARES OUTSTANDING                                 $ 808,788

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $8.70
PER SHARE ($808,788 (DIVIDED BY) 92,984 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                  $ 61,470
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 3,862

TRANSFER AGENT FEES                                        1,885

ACCOUNTING FEES AND EXPENSES                               283

NON-INTERESTED TRUSTEES' COMPENSATION                      18

CUSTODIAN FEES AND EXPENSES                                44

REGISTRATION FEES                                          37

AUDIT                                                      69

LEGAL                                                      12

MISCELLANEOUS                                              6

 TOTAL EXPENSES BEFORE REDUCTIONS                          6,216

 EXPENSE REDUCTIONS                                        (40)     6,176

NET INVESTMENT INCOME                                               55,294

REALIZED AND UNREALIZED GAIN (LOSS)                                 (2,546)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON             6,400
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                     3,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 59,148
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                    YEAR ENDED   YEAR ENDED
                                                        APRIL 30,    APRIL 30,
                                                        1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 55,294     $ 63,210
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                (2,546)      (10,878)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    6,400        3,881

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         59,148       56,213
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (54,671)     (62,498)
FROM NET INVESTMENT INCOME

 RETURN OF CAPITAL                                       -            (536)

 TOTAL DISTRIBUTIONS                                     (54,671)     (63,034)

SHARE TRANSACTIONS                                       337,273      305,603
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE    -            86,310
 NET ASSETS OF FIDELITY SHORT-TERM WORLD BOND FUND

 REINVESTMENT OF DISTRIBUTIONS                           49,278       56,510

 COST OF SHARES REDEEMED                                 (504,130)    (568,209)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         (117,579)    (119,786)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                (113,102)    (126,607)

NET ASSETS

 BEGINNING OF PERIOD                                     921,890      1,048,497

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF    $ 808,788    $ 921,890
NET INVESTMENT INCOME OF $4,027 AND $4,781,
RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                    38,753       35,124

 ISSUED IN EXCHANGE FOR THE SHARES OF                    -            9,875
 FIDELITY SHORT-TERM WORLD BOND FUND

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                 5,662        6,498

 REDEEMED                                                (57,922)     (65,293)

 NET INCREASE (DECREASE)                                 (13,507)     (13,796)



FINANCIAL HIGHLIGHTS
                                                         YEARS ENDED APRIL 30,

                                    1998                   1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 8.660                $ 8.720  $ 8.720  $ 9.080  $ 9.510
BEGINNING OF PERIOD

INCOME FROM INVESTMENT               .546 B                 .558 B   .579     .344     .588
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND                    .033                   (.061)   (.020)   (.156)   (.392)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .579                   .497     .559     .188     .196



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (.539)                 (.552)   (.504)   (.430)   (.592)

 IN EXCESS OF NET INVESTMENT         -                      -        -        -        (.034)
 INCOME

 RETURN OF CAPITAL                   -                      (.005)   (.055)   (.118)   -

 TOTAL DISTRIBUTIONS                 (.539)                 (.557)   (.559)   (.548)   (.626)

NET ASSET VALUE, END OF PERIOD      $ 8.700                $ 8.660  $ 8.720  $ 8.720  $ 9.080

TOTAL RETURN A                       6.86%                  5.86%    6.52%    2.17%    1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 809                  $ 922    $ 1,048  $ 1,304  $ 1,962
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .70%                   .70%     .69%     .69%     .80%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE         .70%                   .70%     .68% C   .69%     .80%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME       6.26%                  6.41%    6.37%    6.37%    6.70%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              117%                   104% D   151%     113%     73%


D THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended April 30, 1997 the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
remains in accordance with the market value requirements stated above. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $995,740,000 and $1,118,388,000, respectively, of which U.S. government and government agency obligations aggregated $538,854,000 and $605,330,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $31,000, respectively, under these arrangements.
Effective June 27, 1998, FMR voluntarily agrees to reimburse the fund's operating
5. EXPENSE REDUCTIONS -
CONTINUED
expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% of average net assets.
6. MERGER INFORMATION.
On October 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Short-Term World Bond Fund. The acquisition, which was approved by the shareholders of Fidelity Short-Term World Bond Fund on October 11, 1996, was accomplished by an exchange of 9,875,000 shares of the fund for the 9,626,000 shares then outstanding (each valued at $8.97) of Fidelity Short-Term World Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Short-Term World Bond Fund's net assets, including $190,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,009,513,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Fidelity Short-Term Bond Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 18, 1998
DISTRIBUTIONS


A total of 17.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GOVERNMENT INCOME
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    15  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   19  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   22  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           23


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998              PAST 1  PAST 5  LIFE OF
                                          YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME                 10.63%  34.82%  117.97%

LB GOVERNMENT BOND                        11.05%  37.97%  N/A

SB TREAS/AGENCY                           11.15%  38.07%  N/A

GENERAL US GOVERNMENT FUNDS AVERAGE       10.27%  32.06%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 20, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - an index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more, and the Salomon Brothers Treasury/Agency Index - a market value weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 179 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998         PAST 1  PAST 5  LIFE OF
                                     YEAR    YEARS   FUND

SPARTAN GOVERNMENT INCOME            10.63%  6.16%   8.68%

LB GOVERNMENT BOND                   11.05%  6.65%   N/A

SB TREAS/AGENCY                      11.15%  6.66%   N/A

GENERAL US GOVERNMENT FUNDS AVERAGE  10.27%  5.70%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Spartan Govt. Income        LB Government Bond
             00453                       LB003
  1988/12/31      10000.00                    10000.00
  1989/01/31      10175.40                    10127.14
  1989/02/28      10097.78                    10044.69
  1989/03/31      10104.09                    10106.16
  1989/04/30      10313.82                    10322.92
  1989/05/31      10606.35                    10566.35
  1989/06/30      10945.29                    10918.90
  1989/07/31      11196.70                    11149.49
  1989/08/31      10999.20                    10961.86
  1989/09/30      11064.30                    11009.01
  1989/10/31      11349.30                    11293.91
  1989/11/30      11477.32                    11403.28
  1989/12/31      11522.54                    11422.54
  1990/01/31      11374.73                    11260.83
  1990/02/28      11423.41                    11283.30
  1990/03/31      11432.64                    11280.83
  1990/04/30      11290.09                    11181.34
  1990/05/31      11644.08                    11493.15
  1990/06/30      11829.42                    11675.10
  1990/07/31      12017.08                    11824.47
  1990/08/31      11838.33                    11659.80
  1990/09/30      11934.42                    11771.63
  1990/10/31      12100.99                    11963.96
  1990/11/30      12373.83                    12229.11
  1990/12/31      12578.78                    12418.22
  1991/01/31      12724.51                    12551.54
  1991/02/28      12819.09                    12623.38
  1991/03/31      12879.73                    12687.57
  1991/04/30      13014.49                    12826.81
  1991/05/31      13078.93                    12876.68
  1991/06/30      13080.97                    12858.41
  1991/07/31      13251.79                    13010.99
  1991/08/31      13535.40                    13312.68
  1991/09/30      13808.89                    13591.90
  1991/10/31      13957.32                    13710.90
  1991/11/30      14056.63                    13848.41
  1991/12/31      14478.81                    14320.21
  1992/01/31      14300.45                    14097.27
  1992/02/29      14396.79                    14152.33
  1992/03/31      14350.80                    14069.62
  1992/04/30      14452.94                    14158.25
  1992/05/31      14693.76                    14419.45
  1992/06/30      14881.82                    14626.10
  1992/07/31      15120.94                    14994.69
  1992/08/31      15198.57                    15134.43
  1992/09/30      15326.07                    15348.48
  1992/10/31      15148.13                    15127.02
  1992/11/30      15271.79                    15100.85
  1992/12/31      15509.70                    15355.14
  1993/01/31      15678.96                    15681.27
  1993/02/28      15894.57                    15995.31
  1993/03/31      15936.89                    16048.88
  1993/04/30      16060.25                    16172.32
  1993/05/31      16126.36                    16154.55
  1993/06/30      16393.88                    16513.02
  1993/07/31      16488.97                    16613.75
  1993/08/31      16710.04                    16984.57
  1993/09/30      16688.57                    17049.50
  1993/10/31      16720.09                    17113.94
  1993/11/30      16522.81                    16926.31
  1993/12/31      16648.09                    16991.73
  1994/01/31      16896.96                    17224.29
  1994/02/28      16548.56                    16859.65
  1994/03/31      16104.37                    16480.43
  1994/04/30      15876.77                    16350.82
  1994/05/31      15892.09                    16329.84
  1994/06/30      15850.93                    16292.31
  1994/07/31      16166.65                    16591.78
  1994/08/31      16192.46                    16594.99
  1994/09/30      15955.78                    16361.19
  1994/10/31      15947.83                    16348.85
  1994/11/30      15923.85                    16318.97
  1994/12/31      16051.03                    16418.22
  1995/01/31      16365.74                    16723.86
  1995/02/28      16727.41                    17083.82
  1995/03/31      16810.12                    17190.96
  1995/04/30      17039.33                    17415.63
  1995/05/31      17682.39                    18118.01
  1995/06/30      17826.75                    18257.01
  1995/07/31      17766.76                    18189.85
  1995/08/31      17969.09                    18403.65
  1995/09/30      18151.91                    18580.92
  1995/10/31      18441.89                    18863.84
  1995/11/30      18694.17                    19157.88
  1995/12/31      18967.41                    19429.45
  1996/01/31      19066.72                    19548.70
  1996/02/29      18698.76                    19150.48
  1996/03/31      18551.13                    18990.50
  1996/04/30      18420.29                    18869.28
  1996/05/31      18400.33                    18837.67
  1996/06/30      18612.90                    19080.85
  1996/07/31      18662.12                    19128.01
  1996/08/31      18615.75                    19085.30
  1996/09/30      18922.61                    19402.05
  1996/10/31      19328.85                    19828.91
  1996/11/30      19659.33                    20173.81
  1996/12/31      19462.38                    19967.91
  1997/01/31      19473.93                    19990.12
  1997/02/28      19494.31                    20017.53
  1997/03/31      19311.92                    19805.70
  1997/04/30      19572.52                    20091.59
  1997/05/31      19720.32                    20264.91
  1997/06/30      19943.39                    20492.28
  1997/07/31      20485.79                    21073.94
  1997/08/31      20294.77                    20865.57
  1997/09/30      20597.39                    21179.36
  1997/10/31      20924.10                    21545.74
  1997/11/30      21026.24                    21656.09
  1997/12/31      21256.60                    21882.48
  1998/01/31      21568.04                    22209.85
  1998/02/28      21503.18                    22149.61
  1998/03/31      21568.64                    22212.32
  1998/04/30      21648.86                    22312.31
IMATRL PRASUN   SHR__CHT 19980430 19980507 152539 R00000000000115
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by April 30, 1998, the value of the investment would have grown to $21,649 - a 116.49% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,312 - a 123.12% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers Government Bond Index rather than the Salomon Brothers Treasury/Agency Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU
CAN RIDE OUT THE MARKET'S UPS
AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         YEARS ENDED APRIL 30,

     1998  1997  1996  1995  1994

DIVIDEND RETURN  6.55%   6.75%   6.69%  7.82%   5.09%

CAPITAL RETURN    4.08%  -0.50%  1.41%  -0.51%  -6.24%

TOTAL RETURN     10.63%  6.25%   8.10%  7.31%   -1.15%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.13(CENTS)  30.94(CENTS)  63.30(CENTS)

ANNUALIZED DIVIDEND RATE       5.96%        5.96%         6.13%

30-DAY ANNUALIZED YIELD        5.73%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.47 over the past one month, $10.47 over the past six months and $10.33 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 5.68%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a
strong rally from May through
September 1997 on the heels of
encouraging economic data, as
well as the Federal Reserve
Board's reluctance to raise
short-term interest rates. In the
fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going below
the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for
yield. Despite increased
prepayment activity in early 1998
due to lower rates,
mortgage-backed bonds also fared
relatively well. The Lehman
Brothers Mortgage-Backed
Securities Index returned 10.02%
during the period. The period ended
on a positive note as the
Commerce Department reported
that gross domestic product grew
at a stronger-than-expected rate of
4.2% in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace -
signs of continued strong
economic growth and benign inflation.
However, the Fed tempered this
news slightly with warnings about
the rising prices of stocks and real
estate.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Government Income Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended April 30, 1998, the fund provided a total return of 10.63%. To get a sense of how the fund did compared to its competitors, the general U.S. government funds average returned 10.27% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests
- returned 11.05% for the same 12-month period.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS GOVERNMENT BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and includes most of the universe of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors - such as agencies or Treasury securities - based on my view of the relative value of each maturity or sector.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS DURING THE PAST YEAR?
A. I continued to have a larger stake than the Lehman Brothers Government Bond Index in agency securities, maintained a smaller stake in Treasury securities and had significant holdings in mortgage-backed securities, which are not included in the Lehman Brothers index. I did that because agency and mortgage securities generally offered an attractive amount of additional yield compared to Treasury securities. That was especially the case in the final months of 1997. During that timeframe, economic and currency problems in Asia prompted more investors to seek out U.S. Treasury securities, which are among the highest-quality securities in the world because they are backed by the full faith and credit of the U.S. government. As the demand for Treasuries grew, their yields fell and their prices rose. Agency securities, on the other hand, didn't rally as much, so their yield advantage over Treasuries grew and I thought their prices looked relatively inexpensive. Given that, I added some additional agency holdings at year end.
Q. HOW DID THE FUND'S ALLOCATION CHANGE IN 1998?
A. In the beginning of 1998, agency prices strengthened and their yield advantage over Treasuries diminished. To take advantage of that strength, I sold some of the fund's agency holdings to lock in their gains in January and February. In March, however, agency securities became inexpensive again and their yields became more attractive relative to Treasuries. So I added more agencies at the end of the period. As far as mortgage-backed securities, I used periods of strength and weakness to sell and buy in a similar fashion.
Q.  WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is a positive for issuers because it gives them the opportunity to cut their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At the end of the period, bonds were selling at prices that reflected the best case scenario - low inflation and falling interest rates. To illustrate, the yield on a Treasury security with a two-year maturity was virtually the same as the yield on very-short-maturity securities. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking interest rates instead, bonds could suffer. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the government bond market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
          % OF FUND'S   % OF FUND'S INVESTMENTS
          INVESTMENTS   6 MONTHS AGO

 ZERO      6.2           9.0
COUPON
BONDS

 5 -       6.7           8.1
 5.99%

 6 -       28.6          27.0
 6.99%

 7 -       7.4           5.8
 7.99%

 8 -       16.4          17.5
 8.99%

 9 -       23.8          26.7
 9.99%

10 -       4.6           2.0
10.99%

11 -       1.3           1.9
11.99%

12 -       0.4           0.6
12.99%

13% AND    0.2           0.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS   8.9                                        8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS   5.2                                        4.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998  AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 51.3
ROW: 1, COL: 3, VALUE: 27.4
ROW: 1, COL: 4, VALUE: 16.9
MORTGAGE-BACKED
SECURITIES 22.1%
U.S. TREASURY
OBLIGATIONS 21.3%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 55.5%
SHORT-TERM
INVESTMENTS 1.1%

MORTGAGE-BACKED
SECURITIES 16.9%
U.S. TREASURY
OBLIGATIONS 27.4%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.3%
SHORT-TERM
INVESTMENTS 4.4%

ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 55.5
ROW: 1, COL: 3, VALUE: 21.3
ROW: 1, COL: 4, VALUE: 22.1
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 78.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 27.4%
8 7/8%, 8/15/17 $ 30,965,000 $ 40,960,812
9%, 11/15/18  26,735,000  36,000,282
10 3/4%, 8/15/05  7,610,000  9,839,502
  86,800,596
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.3%
Fannie Mae:
7.12%, 7/03/06  3,200,000  3,423,008
 10.35%, 12/10/15  790,000  1,124,391
Federal Agricultural Mortgage Corporation 7.01%, 2/10/05   700,000
739,487
Federal Farm Credit Bank:
6.05%, 1/13/06  3,425,000  3,432,501
 6.80%, 10/18/06  1,000,000  1,047,190
Federal Home Loan Bank:
8.09%, 12/28/04  2,000,000  2,230,620
 7.59%, 3/10/05  260,000  282,994
Financing Corp. stripped principal:
Series D, 0%, 3/26/01  9,023,000  7,618,390
 0%, 4/5/06  6,000,000  3,734,460
 0%, 6/6/07  5,000,000  2,893,850
Freddie Mac:
8%, 1/26/05  660,000  733,531
 6.485%, 10/03/05  3,500,000  3,597,895
 5 7/8%, 2/09/06  7,095,000  7,015,181
 6.13%, 2/27/06  3,000,000  3,014,520
Government Loan Trusts (assets of Trust guaranteed by U.S.
Government through Agency for International Development)
8 1/2%, 4/1/06  2,165,000  2,382,539
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security Assistance
Agency):
 Class 1-C, 9 1/4%, 11/15/01  10,274,182  10,865,461
  Class 2-E, 9.40%, 5/15/02  814,755  858,393
  Class T-3, 9 5/8%, 5/15/02  11,871,003  12,501,353
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  174,489  170,843
  Series 1993-D, 5.23%, 5/15/05  1,548,723  1,515,588
  Series 1994-A, 7.12%, 4/15/06  10,081,863  10,513,367
  Series 1994-C, 6.61%, 9/15/99  64,119  64,430
  Series 1995-A, 6.28%, 6/15/04  3,892,353  3,928,922
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
 Series 1994-B, 7 1/2%, 1/26/06 $ 251,724 $ 267,068
  Series 1997-A, 6.104%, 7/15/03  5,133,333  5,157,871
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  400,000  408,744
Knoxville Tennessee U.S. Government Guaranteed Notes,
Series 1990-A, 9.20%, 8/1/02  1,000,000  1,120,000
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate:
 Series 1994-195, 6.08%, 8/15/04  10,368,000  10,397,756
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  2,071,220
Private Export Funding Corp. secured:
8.35%, 1/31/01  2,500,000  2,660,925
 5 1/2%, 3/15/01  7,500,000  7,437,000
 5.65%, 3/15/03  802,143  797,242
 6.86%, 4/30/04  9,105,199  9,354,467
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 6.05%, 8/15/00  8,080,000  8,126,379
  0%, 11/15/00  5,281,000  4,554,704
  0%, 11/15/01  1,070,000  871,270
  6 5/8%, 8/15/03  2,010,000  2,080,028
  7 5/8%, 8/15/04  530,000  577,202
  6.60%, 2/15/08  17,850,000  18,488,316
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A, 6.98%, 8/1/05  2,335,000  2,470,360
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank):
 8.17%, 1/15/07  761,250  824,655
  6.69%, 1/15/09 (a)  1,292,517  1,327,802
  162,681,923
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $248,321,176)   249,482,519
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE: - 3.6%
5 1/2%, 1/1/09 $ 4,309,307 $ 4,201,574
6.345%, 3/1/99   1,726,034  1,725,495
6 1/2%, 2/1/10 to 1/1/24   609,118  610,483
7%, 11/1/06  304,058  309,637
8 1/4%, 12/1/01   1,939,047  2,085,329
9 1/2%, 5/1/07 to 6/1/12  1,354,340  1,411,791
11%, 8/1/10   533,332  592,570
11 1/4%, 5/1/14   185,427  208,862
12 1/2%, 3/1/16   80,201  93,470
13%, 9/1/13   49,641  58,894
13 1/2%, 5/1/11 to 1/1/15   183,015  217,740
  11,515,845
FREDDIE MAC: - 6.2%
6 1/2%, 5/1/08   713,363  718,313
6.77%, 11/1/03   5,128,709  5,240,899
7 1/2%, 6/1/07   395,627  408,303
9%, 8/1/08 to 4/1/20   1,444,920  1,539,173
9 1/2%, 6/1/09 to 8/1/24   7,452,815  7,973,249
10%, 7/1/09 to 2/1/21   1,968,376  2,146,190
10 1/2%, 10/1/15 to 1/1/16   61,624  68,672
12%, 9/1/03 to 12/1/15  122,027  138,485
12 1/4%, 3/1/11 to 7/1/14   326,817  374,309
12 1/2%, 2/1/14 to 6/1/19   626,582  726,534
13%, 8/1/10 to 6/1/15   228,722  269,060
13 1/2%, 10/1/11   1,098  1,315
  19,604,502
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: - 3.5%
7 1/2%, 8/15/06 to 6/15/07   3,223,313  3,325,700
9 1/2%, 6/15/09 to 10/15/20   2,857,075  3,096,840
10%, 1/15/16   3,875  4,270
10 1/2%, 8/15/13 to 1/15/18   1,134,221  1,254,715
11%, 1/15/10 to 9/15/19   1,152,304  1,299,892
11 1/2%, 3/15/10 to 6/15/19   1,931,538  2,199,396
13 1/2%, 7/15/11   52,862  62,971
  11,243,784
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $41,710,091)   42,364,131
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 2.4%
Fannie Mae planned amortization class
Series 1993-134 Class GA 6 1/2%, 2/25/07 $ 2,870,000 $ 2,893,319
Freddie Mac:
planned amortization class
 Series 1515 Class D, 6%, 9/15/05  4,600,000  4,603,588
 sequential pay
 Series 1353 Class A, 5 1/2%, 11/15/04  46,587  46,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,073,693)   7,543,305
COMMERCIAL MORTGAGE SECURITIES - 1.2%
Fannie Mae sequential pay Series 1996-M5
Class A1, 7.141%, 6/25/08 (Cost $3,634,733)  3,602,991  3,699,259
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.50%, dated
4/30/98 due 5/1/98  $ 13,938,128  13,936,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $314,675,693)  $ 317,025,214
LEGEND
(k) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,327,802 or 0.4% of net assets.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $314,676,213. Net unrealized appreciation aggregated $2,349,001, of which $3,624,016 related to appreciated investment securities and $1,275,015 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $8,660,000, of which $5,106,000, $1,392,000, and
$2,162,000 will expire on April 30, 2003, 2004, and 2005,
respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS  APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 317,025,214
AGREEMENTS OF $13,936,000) (COST $314,675,693) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    188

RECEIVABLE FOR INVESTMENTS SOLD                                         980,319

RECEIVABLE FOR FUND SHARES SOLD                                         427,615

INTEREST RECEIVABLE                                                     4,958,071

 TOTAL ASSETS                                                           323,391,407

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 539,908

DISTRIBUTIONS PAYABLE                                        179,734

ACCRUED MANAGEMENT FEE                                       162,032

OTHER PAYABLES AND ACCRUED EXPENSES                          5,988

 TOTAL LIABILITIES                                                      887,662

NET ASSETS                                                             $ 322,503,745

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 329,245,267

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                        (427,357)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (8,663,686)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               2,349,521

NET ASSETS, FOR 30,872,822 SHARES OUTSTANDING                          $ 322,503,745

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $10.45
SHARE ($322,503,745 (DIVIDED BY) 30,872,822 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                   $ 18,948,921
INTEREST

EXPENSES

MANAGEMENT FEE                                         $ 1,792,518

NON-INTERESTED TRUSTEES' COMPENSATION                   1,095

INTEREST                                                1,488

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,795,101

 EXPENSE REDUCTIONS                                     (137,204)    1,657,897

NET INVESTMENT INCOME                                                17,291,024

REALIZED AND UNREALIZED GAIN (LOSS)                                  9,225,282
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                 309,451
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      9,534,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 26,825,757
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED      YEAR ENDED
                                                           APRIL 30,       APRIL 30,
                                                           1998            1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 17,291,024    $ 18,309,410
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   9,225,282       (1,903,762)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       309,451         1,035,178

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            26,825,757      17,440,826
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (16,889,044)    (18,091,538)

SHARE TRANSACTIONS                                          158,873,071     65,372,173
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE       -               65,555,014
 NET ASSETS OF SPARTAN LONG-TERM GOVERNMENT BOND
 FUND (NOTE 7)

 REINVESTMENT OF DISTRIBUTIONS                              14,574,759      15,410,853

 COST OF SHARES REDEEMED                                    (118,664,652)   (121,500,247)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       54,783,178      24,837,793
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   64,719,891      24,187,081

NET ASSETS

 BEGINNING OF PERIOD                                        257,783,854     233,596,773

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS          $ 322,503,745   $ 257,783,854
OF NET INVESTMENT INCOME OF $427,357 AND
$866,823, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       15,233,923      6,470,482

 ISSUED IN EXCHANGE FOR THE SHARES OF SPARTAN LONG-TERM     -               6,542,417
  GOVERNMENT BOND FUND (NOTE 7)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    1,407,854       1,524,936

 REDEEMED                                                   (11,433,725)    (12,024,871)

 NET INCREASE (DECREASE)                                    5,208,052       2,512,964



FINANCIAL HIGHLIGHTS
                                  YEARS ENDED APRIL 30,

                                  1998                   1997       1996       1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.040               $ 10.090   $ 9.950    $ 10.000   $ 10.930
BEGINNING OF PERIOD

INCOME FROM INVESTMENT             .647 C                 .672 C     .672       .640       .624
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .396                   (.057)     .132       .055       (.720)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             1.043                  (.615)     .804       .695       (.096)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.633)                 (.665)     (.664)     (.700)     (.574)

 IN EXCESS OF NET                  -                      -          -          (.045)     -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN            -                      -          -          -          (.100)

 IN EXCESS OF NET REALIZED GAIN    -                      -          -          -          (.160)

 TOTAL DISTRIBUTIONS               (.633)                 (.665)     (.664)     (.745)     (.834)

NET ASSET VALUE, END OF PERIOD    $ 10.450               $ 10.040   $ 10.090   $ 9.950    $ 10.000

TOTAL RETURN A, B                  10.63%                 6.26%      8.10%      7.32%      (1.14)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 322,504              $ 257,784  $ 233,597  $ 239,899  $ 286,654
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .60% E                 .60% E     .65%       .65%       .65%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .60%                   .60%       .62% F     .65%       .65%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     6.27%                  6.65%      6.55%      7.34%      6.79%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            173%                   135% D     114%       303%       354%


H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
J NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
L FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
M FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $510,601,729 and $469,690,380, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,489 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,712,000 and $4,406,000, respectively. The weighted average interest rate was 6.08%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .60% of average net assets. For the period, the reimbursement reduced the expenses by $137,035.
In addition, FMR has entered into an arrangement on behalf of the fund with the fund's custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $169 under this arrangement.
7. MERGER INFORMATION.
On May 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Spartan Long-Term Government Bond Fund. The acquisition, which was approved by the shareholders of Spartan Long-Term Bond Fund on May 7, 1996, was accomplished by an exchange of 6,542,416.558 shares of the fund for the 5,911,859.511 shares then outstanding (each valued at $11.09) of Spartan Long-Term Government Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Long-Term Government Bond Fund's net assets, including $63,758 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $291,948,662.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan Government Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan Government Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L L P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1998
DISTRIBUTIONS


A total of 30.75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

HIGH INCOME
FUND
(FORMERLY SPARTAN(registered trademark) HIGH INCOME FUND)
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    34  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   38  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   42  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998           PAST 1  PAST 5  LIFE OF
                                       YEAR    YEARS   FUND

FIDELITY HIGH INCOME                   21.61%  95.37%  241.96%

ML HIGH YIELD MASTER                   14.01%  68.01%  172.13%

HIGH CURRENT YIELD FUNDS AVERAGE       16.59%  66.59%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998      PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY HIGH INCOME              21.61%  14.33%  17.38%

ML HIGH YIELD MASTER              14.01%  10.93%  13.93%

HIGH CURRENT YIELD FUNDS AVERAGE  16.59%  10.71%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan High Income         ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9985.04
  1990/09/30       9729.40                     9550.77
  1990/10/31       9550.63                     9307.73
  1990/11/30       9776.03                     9386.58
  1990/12/31       9943.86                     9521.83
  1991/01/31      10104.29                     9656.43
  1991/02/28      10720.43                    10373.16
  1991/03/31      11246.93                    10819.17
  1991/04/30      11533.41                    11204.45
  1991/05/31      11681.60                    11259.17
  1991/06/30      11977.15                    11485.66
  1991/07/31      12368.43                    11760.87
  1991/08/31      12468.01                    12008.06
  1991/09/30      12639.75                    12161.01
  1991/10/31      13107.55                    12522.37
  1991/11/30      13259.88                    12667.02
  1991/12/31      13358.94                    12814.18
  1992/01/31      13966.03                    13262.20
  1992/02/29      14480.19                    13591.57
  1992/03/31      14853.43                    13781.21
  1992/04/30      14965.58                    13881.52
  1992/05/31      15143.52                    14102.94
  1992/06/30      15367.69                    14278.16
  1992/07/31      15662.69                    14567.45
  1992/08/31      15936.82                    14760.32
  1992/09/30      16107.59                    14928.50
  1992/10/31      15875.43                    14739.95
  1992/11/30      16009.54                    14948.70
  1992/12/31      16231.34                    15141.18
  1993/01/31      16632.02                    15514.01
  1993/02/28      16980.76                    15807.67
  1993/03/31      17401.26                    16081.73
  1993/04/30      17503.26                    16197.16
  1993/05/31      17715.25                    16415.20
  1993/06/30      18326.62                    16723.60
  1993/07/31      18566.28                    16903.36
  1993/08/31      18721.76                    17064.49
  1993/09/30      18784.48                    17148.69
  1993/10/31      19196.15                    17471.73
  1993/11/30      19487.94                    17567.29
  1993/12/31      19780.16                    17742.95
  1994/01/31      20449.02                    18131.78
  1994/02/28      20445.44                    18001.39
  1994/03/31      19949.27                    17414.78
  1994/04/30      19726.67                    17211.27
  1994/05/31      19808.03                    17149.95
  1994/06/30      19804.44                    17213.07
  1994/07/31      19827.53                    17334.07
  1994/08/31      19829.75                    17454.47
  1994/09/30      19987.50                    17447.87
  1994/10/31      20100.14                    17492.21
  1994/11/30      20036.21                    17343.41
  1994/12/31      20414.43                    17536.33
  1995/01/31      20555.12                    17784.12
  1995/02/28      21041.83                    18339.00
  1995/03/31      21364.77                    18594.22
  1995/04/30      21911.37                    19029.58
  1995/05/31      22334.87                    19624.11
  1995/06/30      22626.41                    19773.99
  1995/07/31      23061.97                    20000.05
  1995/08/31      23348.25                    20121.44
  1995/09/30      23554.89                    20351.65
  1995/10/31      23902.63                    20495.91
  1995/11/30      23793.51                    20695.98
  1995/12/31      24197.51                    21028.19
  1996/01/31      24967.11                    21360.29
  1996/02/29      25192.88                    21392.45
  1996/03/31      25179.73                    21334.36
  1996/04/30      25429.54                    21344.02
  1996/05/31      25723.43                    21497.95
  1996/06/30      25702.18                    21627.09
  1996/07/31      25657.68                    21773.92
  1996/08/31      26078.96                    21998.78
  1996/09/30      26811.27                    22470.77
  1996/10/31      26972.74                    22717.04
  1996/11/30      27347.86                    23176.31
  1996/12/31      27624.63                    23354.65
  1997/01/31      27967.02                    23534.13
  1997/02/28      28531.85                    23864.27
  1997/03/31      27892.60                    23599.22
  1997/04/30      28118.21                    23867.81
  1997/05/31      29091.95                    24342.71
  1997/06/30      29615.37                    24719.53
  1997/07/31      30569.24                    25312.74
  1997/08/31      30709.39                    25255.79
  1997/09/30      31712.29                    25687.00
  1997/10/31      31361.95                    25857.47
  1997/11/30      31736.87                    26089.05
  1997/12/31      32023.68                    26349.89
  1998/01/31      32781.15                    26735.89
  1998/02/28      33302.68                    26852.68
  1998/03/31      34023.93                    27084.10
  1998/04/30      34191.73                    27212.74
IMATRL PRASUN   SHR__CHT 19980430 19980518 164029 R00000000000096
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on August 29, 1990, when the fund started. As the chart shows, by April 30, 1998, the value of your investment would have grown to $34,192 - a 241.92% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $27,213 - a 172.13% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL YOUR
SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                       YEARS ENDED APRIL 30,

                 1998    1997    1996    1995    1994

DIVIDEND RETURN  9.62%   8.76%   10.66%  9.46%   8.94%

CAPITAL RETURN   11.99%   1.81%   5.39%   1.61%   3.75%

TOTAL RETURN     21.61%  10.57%  16.05%  11.07%  12.69%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account. DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            6.93(CENTS)  58.64(CENTS)  109.97(CENTS)

ANNUALIZED DIVIDEND RATE       6.16%        8.84%         8.31%

30-DAY ANNUALIZED YIELD        7.66%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $13.68 over the past one month, $13.38 over the past six months and $13.24 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The high-yield market posted
impressive returns during the
12 months that ended April 30,
1998, benefiting from strong
economic growth and a robust
equity market. During this time,
the Merrill Lynch High Yield
Master Index - a broad measure
of the high-yield market -
returned 14.01%. By comparison,
the Lehman Brothers Aggregate
Bond Index - a performance
gauge for the U.S. taxable bond
market - returned 10.91%. The
Standard & Poor's 500 Index - a
measure of the performance of
U.S. stocks - gained 41.07%.
Because the high-yield market
tends to perform somewhat in line
with the stock market - and
stocks hit record highs during the
period - high-yield issues
performed well. A robust economy
also enticed strong corporate
profits and record new high-yield
issuance - supply that was
welcomed by an extremely high
level of demand. On top of that,
defaults among high-yield issuers
remained very low - and the
default rate is the critical
component in the returns of the
high-yield market. Although
high-yield issues experienced
some volatility along with equities
as a result of the Southeast Asian
crisis, they rebounded quickly as
investors sought above-average
returns.
An interview with Tom Soviero, Portfolio Manager of Fidelity High
Income Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. I'm pleased with the fund's performance. For the 12-month period that ended April 30, 1998, the fund generated a return of 21.61%. This topped the 16.59% return of the high current yield funds average, according to Lipper Analytical Services. The fund also outperformed the Merrill Lynch High Yield Master Index, which returned 14.01% during this period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING RELATIVE TO ITS PEERS AND THE INDEX?
A. I'd point to two main factors. First, individual security selection typically plays a key role and this period was no different. Several of the fund's larger investments performed quite well over the course of the year. Along the same lines, my standard strategy of allocating a significant amount of the fund's assets to its top 20 or 30 positions also helped. These positions will generally reflect my best ideas, and fortunately, many of them worked out nicely and contributed to the fund's return. Grocery-store chain Pathmark - the fund's second-largest position at the end of the period - was a strong contributor to performance. Aside from these factors, sector selection also helped performance. The Cable TV sector generated good overall results and the fund was well represented, with significant positions in both Cablevision Systems and Time Warner. Cablevision - also known as CSC Holdings - performed quite well, as did Time Warner. The telecommunications sector was also an appealing group during the period, and the fund was amply represented there as well. Nextel Communications, for instance, was the fund's largest single investment at the end of the period.
Q. DID ANY OTHER FACTORS HELP THE HIGH-YIELD MARKET?
A. The healthy economy helped in many ways, but perhaps none more so than with default rates. We continued to see very low default rates among high-yield issuers. Along with the economic situation, banks have often been able to step into potential default situations and arrange appropriate financing programs. Another positive development within the high-yield market was an extremely high level of demand. In a sense, the high-yield market has matured and has become an attractive yield option for many investors.
Q. DID YOU PLAY ANY INVESTMENT THEMES DURING THE PERIOD?
A. In the high-yield market, the best investment strategies often involve avoidance of certain industries. Based on the terrific work done by our research group, I de-emphasized the fund's positions in commodity-oriented industries such as energy and paper. Since many companies in these groups have business exposure to Southeast Asia, this proved to be a wise strategy when financial markets stumbled there in late October. Aside from that, another trend within the market that helped was increased consolidation activity. In their constant search for revenue growth and pricing power, companies continued to buy other companies at a fast clip. One example within the portfolio was Cablevision, which acquired some assets from TCI Communications. Cablevision bought the assets with shares of its stock, which was beneficial to the overall debt structure of the company. There also has been consolidation in the cable industry in the United Kingdom, which has helped the fund's positions in NTL and Telewest.
Q. WHICH POSITIONS PERFORMED WELL? WHICH DIDN'T?
A. USAir was a positive story, as a sound restructuring plan and new, energized management helped to turn the airline around. As a result, the airline's bonds appreciated significantly. The fund's position in Unilab - a laboratory testing company - also performed well. In terms of disappointments, I'd point to the fund's positions in Sterling Chemicals and retail store Saks Fifth Avenue.
Q. WHAT'S YOUR OUTLOOK?
A. I've got mixed views. On one hand, it may be tougher to sustain the type of market returns we've seen recently. I think the fund is positioned appropriately, but as we closed out this period we had begun to see signs of too much high-yield debt supply and not enough demand. I'm also somewhat skeptical of the U.S. economy's ability to maintain its strong growth rate. On the other hand, I'm confident that the versatility and strength of our research team will enable me to find good opportunities within the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1998

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE HOLDINGS
                                                       6 MONTHS AGO

NEXTEL COMMUNICATIONS, INC.              6.2           2.8

PATHMARK STORES, INC.                    3.3           3.5

CSC HOLDINGS, INC.                       3.3           3.5

IXC COMMUNICATIONS, INC.                 3.0           0.4

US AIR, INC.                             2.7           2.5


TOP FIVE MARKET SECTORS AS OF APRIL 30, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

MEDIA & LEISURE     29.4          32.9

UTILITIES           19.9          15.9

RETAIL & WHOLESALE  9.4           9.3

BASIC INDUSTRIES    5.3           4.4

FINANCE             5.1           7.2

QUALITY DIVERSIFICATION AS OF APRIL 30, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA, AA, A         0   0.0
                   .
                   0

BAA                0   1.4
                   .
                   0

BA                 8   9.6
                   .
                   7

B                  4   44.2
                   5
                   .
                   9

CAA, CA, C         1   8.6
                   1
                   .
                   3

NOT RATED          5   4.7
                   .
                   2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1998 AND OCTOBER 31, 1997 ACCOUNT FOR 5.2% AND 4.7% RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 * AS OF OCTOBER 31, 1997 **

NONCONVERTIBLE
BONDS  67.2%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.1%
COMMON STOCKS 5.6%
SHORT-TERM
INVESTMENTS 2.6%
OTHER 0.5%
NONCONVERTIBLE
BONDS  65.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.0%
COMMON STOCKS 5.9%
SHORT-TERM
INVESTMENTS 4.5%
OTHER 0.5%
ROW: 1, COL: 1, VALUE: 66.2
ROW: 1, COL: 2, VALUE: 24.1
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 2.6
ROW: 1, COL: 5, VALUE: 1.5
ROW: 1, COL: 1, VALUE: 64.09999999999999
ROW: 1, COL: 2, VALUE: 24.0
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 4.5
ROW: 1, COL: 5, VALUE: 1.5

* FOREIGN
 INVESTMENTS 5.5%
** FOREIGN
 INVESTMENTS 6.5%
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 70.6%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 3.4%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Huntingdon International Holdings PLC euro
7 1/2%, 9/25/06  - $ 4,710 $ 3,721
HEALTH - 0.5%
DRUGS & PHARMACEUTICALS - 0.5%
IVAX Corp. 6 1/2%, 11/15/01 (g)  -  16,030  14,026
MEDICAL FACILITIES MANAGEMENT - 0.0%
Physicians Resource Group, Inc.
6%, 12/1/01 (g)  Caa  660  398
TOTAL HEALTH   14,424
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.4%
International Cabletel, Inc.:
7%, 6/15/08 (g)  Caa  2,890  3,417
 7%, 6/15/08  Caa  6,670  7,979
  11,396
RESTAURANTS - 0.2%
Boston Chicken, Inc.:
 4 1/2%, 2/1/04  B2  11,400  3,876
 7 3/4%, 5/1/04  B2  5,000  2,000
  5,876
TOTAL MEDIA & LEISURE   17,272
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.5%
Saks Holdings, Inc. 5 1/2%, 9/15/06  B2  19,000  16,530
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Sunglass Hut International, Inc.:
5 1/4%, 6/15/03 (g)  B2  20,520  16,672
 5 1/4%, 6/15/03  B3  9,650  7,865
  24,537
TOTAL RETAIL & WHOLESALE   41,067
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
SERVICES - 0.3%
Signature Resorts, Inc. 5 3/4%, 1/15/07  Caa $ 3,420 $ 3,027
Veterinary Centers of America, Inc.
5 1/4%, 5/1/06  -  6,490  5,549
  8,576
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.4%
DSC Communications Corp.:
7%, 8/1/04 (g)  B1  7,420  6,901
 7%, 8/1/04  B1  6,660  6,169
  13,070
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Silicon Graphics, Inc. 5 1/4%, 9/1/04  B1  6,780  5,894
TOTAL TECHNOLOGY   18,964
UTILITIES - 0.0%
CELLULAR - 0.0%
Rogers Communications, Inc.
2%, 11/26/05  B2  2,820  1,692
TOTAL CONVERTIBLE BONDS   105,716
NONCONVERTIBLE BONDS - 67.2%
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  1,810  1,971
Argo-Tech Corp. 8 5/8%, 10/1/07  B3  5,180  5,258
Compass Aerospace Corp.
 10 1/8%, 4/15/05 (g)  Caa  7,670  7,804
United Defense Industries, Inc.
8 3/4%, 11/15/07  B3  2,820  2,848
  17,881
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1 $ 3,900 $ 4,202
TOTAL AEROSPACE & DEFENSE   22,083
BASIC INDUSTRIES - 4.9%
CHEMICALS & PLASTICS - 1.9%
AEP Industries, Inc. 9 7/8%, 11/15/07 (g)  B2  3,960  4,118
Burke Industries, Inc. 10%, 8/15/07  B2  1,090  1,134
Huntsman Corp. 9 1/2%, 7/1/07 (g)  B2  19,240  19,358
Koppers Industry, Inc. 9 7/8%, 12/1/07  B2  5,180  5,433
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  17,790  17,790
Sterling Chemicals, Inc. 11 1/4%, 4/1/07  B3  9,530  9,339
Tekni-Plex, Inc. 9 1/4%, 3/1/08 (g)  B3  3,650  3,687
  60,859
IRON & STEEL - 1.1%
NSM Steel, Inc./NSM Steel Co. Ltd. (g):
12%, 2/1/06   B3  22,620  21,489
 12 1/4%, 2/1/08  Caa  2,800  2,716
Pohang Iron & Steel Ltd. yankee
6 5/8%, 7/1/03  Ba1  5,000  4,426
WHX Corp. 10 1/2%, 4/15/05 (g)  B3  7,070  7,211
  35,842
METALS & MINING - 0.2%
Simcala, Inc. 9 5/8%, 4/15/06 (g)  B2  4,750  4,798
PACKAGING & CONTAINERS - 0.5%
Gaylord Container Corp. 9 7/8%, 2/15/08  Caa  10,350  10,220
Huntsman Packaging Corp. 9 1/8%, 10/1/07  B2  2,230  2,258
U.S. Can Corp. 10 1/8%, 10/15/06  B2  1,460  1,526
  14,004
PAPER & FOREST PRODUCTS - 1.2%
Advanced Argo Public Company Ltd.
13%, 11/15/07 (g)  B2  7,060  7,378
Container Corp. of America gtd.
9 3/4%, 4/1/03  B1  7,380  7,915
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Imperial Home Decor Group, Inc.
11%, 3/15/08 (g)  B3 $ 5,400 $ 5,616
SD Warren Co., Series B, 12%, 12/15/04  B1  11,170  12,440
Stone Container Corp. 11 7/8%, 8/1/16  B2  3,180  3,498
  36,847
TOTAL BASIC INDUSTRIES   152,350
CONSTRUCTION & REAL ESTATE - 2.6%
BUILDING MATERIALS - 1.5%
AAF-McQuay, Inc. 8 7/8%, 2/15/03  B1  6,180  6,165
Airxcel, Inc. 11%, 11/15/07 (g)  B3  8,095  8,581
Desa International, Inc.
9 7/8%, 12/15/07 (g)  B3  12,370  12,648
Day International Group, Inc.
9 1/2%, 3/15/08 (g)  B3  5,790  5,855
Henry Co. 10%, 4/15/08 (g)  B3  3,570  3,641
Holmes Products Corp. 9 7/8%, 11/15/07  B3  4,750  4,928
Insiloc Corp. 10 1/4%, 8/15/07  B3  3,710  3,933
  45,751
CONSTRUCTION - 0.5%
Beazer Homes USA, Inc.
8 7/8%, 4/1/08 (g)  B1  11,140  11,084
Greystone Homes, Inc. 10 3/4%, 3/1/04  Ba3  4,560  4,948
  16,032
REAL ESTATE - 0.6%
LNR Property Corp. 9 3/8%, 3/15/08 (g)  B1  10,400  10,426
Museum Towers LLC 15%, 11/7/01 (f)  -  10,000  10,000
  20,426
TOTAL CONSTRUCTION & REAL ESTATE   82,209
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 1.3%
Advance Holding Corp. 0%,
4/15/09 (d)(g)  Caa $ 6,400 $ 3,584
Advance Stores Co., Inc.
10 1/4%, 4/15/08 (g)  Caa  10,710  10,844
Breed Technologies, Inc.
9 1/4%, 4/15/08 (g)  B3  19,990  20,190
Oshkosh Truck Corp. 8 3/4%, 3/1/08 (g)  B3  4,950  4,987
  39,605
HOME FURNISHINGS - 0.1%
Sealy Mattress Co. (g):
 9 7/8%, 12/15/07  B3  1,810  1,905
 0%, 12/15/07 (d)  B3  2,210  1,481
  3,386
TEXTILES & APPAREL - 0.1%
Galey & Lord, Inc. 9 1/8%, 3/1/08 (g)  B3  2,300  2,314
Pillowtex Corp. 9%, 12/15/07  B2  2,060  2,148
  4,462
TOTAL DURABLES   47,453
ENERGY - 1.4%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  280  283
Newpark Resources, Inc. 8 5/8%, 12/15/07  B2  2,470  2,495
  2,778
OIL & GAS - 1.3%
Belden & Blake Corp. 9 7/8%, 6/15/07  B3  16,670  16,670
Chesapeake Energy Corp.
9 5/8%, 5/1/05 (g)  B1  10,720  10,773
Gothic Production Corp.
11 1/4%, 5/1/05 (g)  B3  4,740  4,764
Petsec Energy, Inc. 9 1/2%, 6/15/07  B3  2,960  2,997
Stone Energy Corp. 8 3/4%, 9/15/07  B2  6,380  6,476
  41,680
TOTAL ENERGY   44,458
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 3.8%
ASSET-BACKED SECURITIES - 0.5%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2 $ 15,040 $ 16,676
CREDIT & OTHER FINANCE - 2.5%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  1,430  1,459
Chiles Offshore Corp. 10%, 5/1/08 (g)  B3  4,510  4,510
ContiFinancial Corp. 8 1/8%, 4/1/08  Ba1  10,930  10,957
Delta Financial Corp. 9 1/2%, 8/1/04  B1  4,610  4,610
Digital Television Services LLC
12 1/2%, 8/1/07  B3  15,270  17,408
GST Network Funding, Inc.
0%, 5/1/08 (d)(g)  -  13,770  8,331
MacSaver Financial Services, Inc.
7.60%, 8/1/07  Ba1  5,000  4,550
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  2,410  2,651
PTC International Finance BV
0%, 7/1/07 (d)  B3  3,610  2,500
PX Escrow Corp. 0%, 2/1/06 (d)(g)  B3  2,680  1,916
Trench Electric SA/Trench, Inc.
10 1/4%, 12/15/07 (g)  B3  10,880  10,962
UNICCO Service Co./UNICCO Finance Corp.
9 7/8%, 10/15/07  B3  6,520  6,650
  76,504
SAVINGS & LOANS - 0.8%
Bank UTD Corp. 8 7/8%, 5/1/07  Ba3  6,410  6,891
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  17,310  18,954
  25,845
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  330  329
TOTAL FINANCE   119,354
HEALTH - 2.0%
DRUGS & PHARMACEUTICALS - 0.2%
Chattem, Inc. 8 7/8%, 4/1/08 (g)  B2  4,940  4,940
Leiner Health Products, Inc. 9 5/8%, 7/1/07  B3  1,210  1,289
  6,229
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
CONMED Corp. 9%, 3/15/08 (g)  B3 $ 6,000 $ 6,015
PharMerica, Inc. 8 3/8%, 4/1/08 (g)  B2  5,680  5,680
  11,695
MEDICAL FACILITIES MANAGEMENT - 1.4%
Everest Healthcare Services Corp.
9 3/4%, 5/1/08 (g)  B3  2,970  2,970
Fountain View, Inc. 11 1/4%, 4/15/08 (g)  Caa  8,450  8,618
Magellan Health Services, Inc. 9%, 2/15/08 (g) B3 10,760 10,760 Unilab Corp. 11%, 4/1/06 Caa 20,265 21,380
  43,728
TOTAL HEALTH   61,652
HOLDING COMPANIES - 0.1%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  2,660  2,926
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
ELECTRICAL EQUIPMENT - 2.0%
Advanced Lighting Technologies, Inc.
 8%, 3/15/08 (g)  B1  5,030  4,992
Delco Remy International, Inc.:
10 5/8%, 8/1/06  B2  6,840  7,490
 8 5/8%, 12/15/07  B1  9,985  10,234
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  37,808  36,390
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  2,860  3,150
  62,256
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
GSI Group, Inc. 10 1/4%, 11/1/07 (g)  B2  12,960  12,860
Goss Graphic System, Inc. 12%, 10/15/06  B2  8,310  9,390
Roller Bearing Co. America, Inc., Series B,
9 5/8%, 6/15/07  B3  5,550  5,675
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Roller Bearing Holdings, Inc.
0%, 6/15/09 (d)(g)   - $ 22,220 $ 14,221
Terex Corp. 8 7/8%, 4/1/08 (g)  B3  4,810  4,774
  46,920
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   109,176
MEDIA & LEISURE - 17.9%
BROADCASTING - 11.7%
ACME Television LLC/ACME Financial Corp.
0%, 9/30/04 (d)  B3  9,390  7,676
Adelphia Communications Corp.:
9 7/8%, 3/1/07  B3  22,060  23,715
 8 3/8%, 2/1/08  B3  7,560  7,484
Ascent Entertainment Group, Inc.
0%, 12/15/04 (d)  B3  14,720  9,274
Benedek Communications Corp.
0%, 5/15/06 (d)  B3  19,965  15,922
Century Communications Corp.:
8 3/8%, 12/15/07  Ba3  9,640  9,736
 0%, 1/15/08  Ba3  28,270  12,368
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  10,470  11,491
Comcast UK Cable Partners Ltd.
0%, 11/15/07 (d)  B2  13,030  10,717
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  B3  35,220  32,050
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  8,520  9,521
Falcon Holding LP/Falcon Funding (g):
8 3/8%, 4/15/10  B2  17,290  17,031
 0%, 4/15/10 (d)  B2  12,095  7,665
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(g)  B1  6,640  4,250
Fox/Liberty Networks LLC/FLN Finance, Inc.
8 7/8%, 8/15/07  B1  6,890  7,028
FrontierVision Holdings LP/FrontierVision
 Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  12,170  9,371
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  9,240  9,702
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
International Cabletel, Inc.
0%, 2/1/06 (d)  B3 $ 35,740 $ 29,039
Lenfest Communications, Inc.
8 1/4%, 2/15/08 (g)  B2  2,720  2,761
LIN Holdings Corp. 0%, 3/1/08 (d)(g)  B3  9,300  5,813
Multicanal SA 10 1/2%, 4/15/18 (g)  Ba3  11,790  11,849
NTL, Inc. 0%, 4/1/08 (d)(g)  B3  87,165  56,003
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  2,620  2,725
Renaissance Media Group
0%, 4/15/08 (d)(g)  B3  5,700  3,491
SCI Television, Inc. secured 11%, 6/30/05  Ba1  1,246  1,268
Satelites Mexicanos SA de CV
10 1/8%, 11/1/04 (g)  B3  6,100  6,230
TCI Communications Financing III
9.65%, 3/31/27  Ba3  5,490  6,300
Telemundo Group, Inc. 7%, 2/15/06 (e)  B1  13,485  14,496
Telewest PLC:
 yankee 9 5/8%, 10/1/06  B1  2,560  2,694
 0%, 10/1/07 (d)  B1  19,220  15,520
Young Broadcasting, Inc., Series B,
8 3/4%, 6/15/07  B2  3,030  3,075
  366,265
ENTERTAINMENT - 2.2%
Bally Total Fitness Holding Corp., Series B,
9 7/8%, 10/15/07  B3  11,240  11,774
Cinemark USA, Inc.:
 9 5/8%, 8/1/08  B2  7,060  7,378
 8 1/2%, 8/1/08 (Reg. S)  B2  8,000  7,940
Hollywood Theaters, Inc. 10 5/8%, 8/1/07  B3  4,170  4,493
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  4,590  4,659
 0%, 4/1/08 (d)  B3  15,240  9,677
Regal Cinemas, Inc. 8 1/2%, 10/1/07  B1  1,700  1,870
Town Sports International, Inc.
9 3/4%, 10/15/04  B2  5,410  5,491
United Artists Theatre Co.
9 3/4%, 4/15/08 (g)  Caa  13,570  13,638
  66,920
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Hedstrom Corp. 10%, 6/1/07  B3 $ 2,470 $ 2,532
LODGING & GAMING - 1.7%
Aladdin Gaming Holdings/Aladdin Capital Units
0%, 3/1/10 (d)(g)  Caa  16,460  8,148
Courtyard by Marriott II LP/Courtyard II Finance
Co., Series B, 10 3/4%, 2/1/08  B-  460  507
Extended Stay America, Inc.
9.15%, 3/15/08 (g)  B2  7,070  7,061
Hard Rock Hotel, Inc. 9 1/4%, 4/1/05 (g)  B3  2,790  2,846
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  2,400  2,598
Prime Hospitality Corp. 9 3/4%, 4/1/07  B1  16,400  17,343
Red Roof Inns, Inc. 9 5/8%, 12/15/03  B2  12,820  13,060
  51,563
PUBLISHING - 1.2%
Advanstar Communications, Inc.
9 1/4%, 5/1/08 (g)  B2  10,350  10,401
American Lawyer Media Holdings, Inc.
0%, 12/15/08 (d)(g)  B3  9,290  5,969
American Lawyer Media, Inc.
9 3/4%, 12/15/07 (g)  B1  5,160  5,373
Garden State Newspapers, Inc., Series B,
8 3/4%, 10/1/09  B1  4,737  4,832
Perry Judds, Inc. 10 5/8%, 12/15/07 (g)  B3  1,830  1,931
VON Hoffmann Press, Inc.
10 3/8%, 5/15/07 (g)  B3  9,320  10,019
  38,525
RESTAURANTS - 1.0%
AFC Enterprises, Inc. 10 1/4%, 5/15/07  B3  590  626
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  Ba3  11,010  11,684
Perkins Family Restaurants LP/Perkins Finance
 Corp. 10 1/8%, 12/15/07  B1  9,020  9,494
SC International Services, Inc., Series B,
9 1/4%, 9/1/07  B2  9,480  9,907
  31,711
TOTAL MEDIA & LEISURE   557,516
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 1.1%
AGRICULTURE - 0.2%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3 $ 5,310 $ 5,629
FOODS - 0.5%
Del Monte Foods Co. 0%, 12/15/07 (d)(g)  Caa  6,250  4,016
Mastellone Hermanos SA 11 3/4%, 4/1/08 (g)  B+  9,220  9,496
Smithfield Foods, Inc. 7 5/8%, 2/15/08 (g)  Ba3  2,570  2,548
  16,060
HOUSEHOLD PRODUCTS - 0.4%
Revlon Consumer Products Corp.
8 5/8%, 2/1/08 (g)  B3  13,820  13,785
TOTAL NONDURABLES   35,474
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. 10 1/4%,
 11/1/99 pay-in-kind (b)(g)  -  3,081  108
Specialty Retailers, Inc. 9%, 7/15/07  B2  2,490  2,571
  2,679
GENERAL MERCHANDISE STORES - 2.4%
K Mart Corp.:
 12 1/2%, 3/1/05  Ba2  11,240  13,938
 7 3/4%, 10/1/12  Ba2  5,200  5,200
 8 3/8%, 7/1/22  Ba2  4,502  4,581
 7.95%, 2/1/23  Ba2  10,190  10,241
Fred Meyer, Inc. 7.45%, 3/1/08  Ba2  40,570  40,265
  74,225
GROCERY STORES - 4.1%
AmeriServe Food Distribution, Inc.
10 1/8%, 7/15/07  B3  4,790  4,958
Fleming Companies, Inc., Series B,
10 5/8%, 7/31/07  B3  7,280  7,644
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02  Caa $ 6,370 $ 6,402
 9 5/8%, 5/1/03  Caa  26,960  27,230
 0%, 11/1/03 (d)  Caa  87,866  70,731
Star Markets, Inc. 13%, 11/1/04  B3  11,470  12,875
  129,840
RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%
Big 5 Corp. 10 7/8%, 11/15/07  B2  3,120  3,245
Metals USA, Inc. 8 5/8%, 2/15/08 (g)  B2  7,950  7,791
Zale Corp. 8 1/2%, 10/1/07  Ba3  4,820  4,904
  15,940
TOTAL RETAIL & WHOLESALE   222,684
SERVICES - 3.4%
LEASING & RENTAL - 1.0%
Apcoa, Inc. 9 1/4%, 3/15/08 (g)  Caa  10,310  10,310
AP Holdings, Inc. 0%, 3/15/08 (d)(g)  Caa  1,870  1,131
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  18,860  19,473
  30,914
PRINTING - 0.5%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  16,410  17,272
SERVICES - 1.9%
AMRESCO, Inc. 9 7/8%, 3/15/05  B2  9,670  9,888
Iron Mountain, Inc. 8 3/4%, 9/30/09  B3  9,320  9,506
MSX International, Inc. 11 3/8%, 1/15/08 (g)  Caa  7,270  7,452
Signature Resorts, Inc.:
 9 1/4%, 5/15/06 (g)  B2  6,050  6,005
 9 3/4%, 10/1/07  B3  9,850  9,678
SITEL Corp. 9 1/4%, 3/15/06 (g)  B2  9,450  9,674
Spin Cycle, Inc. unit 0%, 5/1/05 (d)(g)  -  9,440  6,702
  58,905
TOTAL SERVICES   107,091
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 2.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2 $ 3,150 $ 2,315
COMPUTER SERVICES & SOFTWARE - 0.8%
Anacomp, Inc. 10 7/8%, 4/1/04  B-  4,800  5,088
Concentric Network Corp. 12 3/4%, 12/15/07  -  4,460  4,221
Federal Data Corp. 10 1/8%, 8/1/05  B3  5,000  5,156
ICG Services, Inc. 0%, 2/15/08 (d)(g)  -  5,940  3,683
Interact Systems, Inc. 0%, 8/1/03 (d)  -  6,650  2,860
PSINet, Inc. 10%, 2/15/05 (g)  B3  5,140  5,249
  26,257
ELECTRONICS - 1.2%
Communications Instruments, Inc.
10%, 9/15/04  B3  2,610  2,708
Fairchild Semiconductor Corp.:
10 1/8%, 3/15/07  B2  12,420  12,684
 11.74%, 3/15/08 pay-in-kind (f)  -  5,712  5,598
Samsung Electronics America, Inc.
9 3/4%, 5/1/03 (g)  Ba1  9,750  9,799
ViaSystems, Inc. 9 3/4%, 6/1/07  B3  4,960  5,183
  35,972
TOTAL TECHNOLOGY   64,544
TRANSPORTATION - 5.0%
AIR TRANSPORTATION - 4.0%
Atlas Air, Inc. 9 1/4%, 4/15/08 (g)  B3  8,850  8,817
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  20,090  20,743
Northwest Airlines, Inc. 7 7/8%, 3/15/08  Ba2  11,500  11,356
US Air, Inc.:
 euro pass through trust 8 5/8%, 9/1/98  Ba2  6,445  6,469
 9 5/8%, 2/1/01  B1  18,510  19,528
 10%, 7/1/03  B1  44,970  47,387
 9 5/8%, 9/1/03  Ba2  5,090  5,484
 10 3/8%, 3/1/13  Ba2  4,810  5,423
  125,207
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.5%
TFM SA de CV:
 10 1/4%, 6/15/07  B2 $ 6,140 $ 6,294
 0%, 6/15/09 (d)  B2  14,095  9,443
  15,737
SHIPPING - 0.3%
Holt Group, Inc. 9 3/4%, 1/15/06 (g)  Caa  6,300  6,300
International Shipholding Corp.
7 3/4%, 10/15/07  Ba3  4,630  4,537
  10,837
TRUCKING & FREIGHT - 0.2%
Allied Holdings, Inc. 8 5/8%, 10/1/07  B1  5,280  5,372
TOTAL TRANSPORTATION   157,153
UTILITIES - 10.1%
CELLULAR - 5.8%
CTI Holdings SA 0%, 4/15/08 (d)(g)  B3  11,810  6,968
Cencall Communications Corp.
0%, 1/15/04 (d)  B2  18,969  18,447
ESAT Holdings Ltd. 0%, 2/1/07 (d)  Caa  3,900  2,935
Ionica PLC yankee 13 1/2%, 8/15/06  Caa  5,670  4,933
McCaw International Ltd. 0%, 4/15/07 (d)  Caa  64,950  43,841
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  14,850  17,337
Nextel International, Inc. 12 1/8%, 4/15/08 (g)  Caa  20,570  12,702
Nextel Communications, Inc. (d):
0%, 8/15/04  B2  13,140  12,746
 0%, 2/15/08 (g)  B2  27,330  17,560
Pagemart Wireless, Inc. 0%, 2/1/08 (d)(g)  Caa  11,800  7,375
Paging Network Do Brasil SA
13 1/2%, 6/6/05  -  21,830  21,830
Rogers Communications, Inc.
8 7/8%, 7/15/07  B2  12,750  12,814
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)  Caa  2,560  1,779
  181,267
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.5%
Niagara Mohawk Power Corp.
8 3/4%, 4/1/22  Ba2 $ 13,170 $ 14,281
TELEPHONE SERVICES - 3.8%
Esprit Telecom Group PLC yankee
11 1/2%, 12/15/07  Caa  2,840  3,089
Flag Ltd. 8 1/4%, 1/30/08 (g)  Ba3  7,280  7,371
GCI, Inc. 9 3/4%, 8/1/07  B2  2,810  2,979
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  12,520  14,648
GST Equipment Funding, Inc.
13 1/4%, 5/1/07  -  17,460  20,385
Hyperion Telecommunications, Inc.
12 1/4%, 9/1/04  B3  8,390  9,292
IXC Communications, Inc.
9%, 4/15/08 (g)  B3  11,310  11,310
InterAmericas Communications Corp. unit:
14%, 10/27/07 (g)  -  1,180  1,233
 14%, 10/27/07 (Reg. S)  -  5,240  5,476
McLeodUSA, Inc.:
 0%, 3/1/07 (d)  B2  24,350  18,141
 8 3/8%, 3/15/08 (g)  B2  5,420  5,528
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  7,310  7,657
Rhythms NetConnections, Inc. unit
0%, 5/15/08 (d)(g)  -  11,950  6,214
Telegroup, Inc. 0%, 11/1/04 (d)  -  640  512
Viatel, Inc. unit 0%, 4/15/08 (d)(g)  Caa  9,190  5,594
  119,429
TOTAL UTILITIES   314,977
TOTAL NONCONVERTIBLE BONDS   2,101,100
TOTAL CORPORATE BONDS
(Cost $2,126,244)   2,206,816
COMMERCIAL MORTGAGE SECURITIES - 0.5%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (A) AMOUNT (000S) (000S)
Resolution Trust Corp. Series 1991-M2 Class A-3,
7.250%, 9/25/20 (h)  Ba3 $ 2,876 $ 2,473
Structured Asset Securities Corp. Series 1996-CFL
Class G, 7 3/4%, 2/25/28 (g)  -  13,040  12,303
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,214)   14,776
COMMON STOCKS - 5.6%
 SHARES
AEROSPACE & DEFENSE - 0.3%
DEFENSE ELECTRONICS - 0.3%
Tracor, Inc. (a)  205,000  8,059
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(f)  39,687  1,067
Trivest 1992 Special Fund Ltd.   13.6(i)  1,550
  2,617
PACKAGING & CONTAINERS - 0.3%
Crown Packaging Holdings Ltd.
warrants 10/15/03 (a)  4,576  2
Gaylord Container Corp. Class A (a)  1,003,800  9,662
  9,664
TOTAL BASIC INDUSTRIES   12,281
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Avalon Properties, Inc.   17,700  498
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Freuhauf Trailer Corp. warrants 5/4/02 (a)(f)  1,125,000  -
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  37,283  49
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp. Class B (a)  143,778 $ 5,807
Hat Brands, Inc. (a)(f)  1,500,000  -
  5,807
TOTAL DURABLES   5,856
ENERGY - 0.0%
OIL & GAS - 0.0%
Chesapeake Energy Corp.   100,000  513
FINANCE - 0.7%
INSURANCE - 0.6%
American Financial Group, Inc.  397,300  17,307
SAVINGS & LOANS - 0.1%
Golden State Bancorp (a)  87,800  3,424
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  5,400  593
TOTAL FINANCE   21,324
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
Waste Management, Inc.  200,000  6,700
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.0%
Loral Orion Networks Systems, Inc. warrants 1/15/17 (a) 15,350 200 Price Communications Corp.
warrants 8/1/07 (a)(f)  12,074  314
Telewest Communications PLC sponsored ADR  25,000  424
  938
ENTERTAINMENT - 0.4%
Viacom, Inc. Class B (non-vtg.) (a)  200,000  11,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.8%
Bally Gaming International, Inc.
warrants 7/29/98 (a)  225,000 $ 141
Prime Hospitality Corp. (a)  558,100  11,546
Showboat, Inc.   424,600  12,870
  24,557
PUBLISHING - 0.6%
Harcourt General, Inc.   68,700  3,585
Primedia, Inc. (a)  470,300  6,702
U.S. WEST Media Group (a)  271,400  10,245
  20,532
TOTAL MEDIA & LEISURE   57,627
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Stroh Brewery Co. warrants 1/1/01 (a)  9,400  34
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
 (New)  562,103  70
 warrants 6/10/99  92,674  -
  70
GROCERY STORES - 0.2%
Hannaford Brothers Co.   140,200  6,230
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Corporate Express, Inc. (a)  375,000  3,773
Metals USA, Inc. (a)  200,000  3,900
  7,673
TOTAL RETAIL & WHOLESALE   13,973
SERVICES - 0.0%
LEASING & RENTAL - 0.0%
Hollywood Entertainment Corp. (a)  117,300  1,474
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Concentric Network Corp. warrants
12/15/07 (a)(g)  4,460 $ 387
Interact Systems, Inc. warrants 8/1/04 (a)(g)  6,650  1
  388
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  30,960  95
UTILITIES - 1.5%
CELLULAR - 0.8%
Clearnet Communications, Inc.
warrants 9/15/05 (a)  24,750  278
ESAT Holdings Ltd. warrants 2/1/06 (a)  3,900  156
McCaw International Ltd. warrants 4/15/07 (a)(g)  64,950  325
Nextel Communications, Inc. Class A (a)  818,000  23,467
  24,226
TELEPHONE SERVICES - 0.7%
Hyperion Telecommunications, Inc. warrants 4/15/01 (a)(g) 8,000 560 IXC Communications, Inc. (a) 415,400 20,718
  21,278
TOTAL UTILITIES   45,504
TOTAL COMMON STOCKS
(Cost $151,165)   174,326
PREFERRED STOCKS - 20.7%
CONVERTIBLE PREFERRED STOCKS - 1.7%
ENERGY - 0.1%
OIL & GAS - 0.1%
Chesapeake Energy Corp. $3.50 (g)  36,600  1,830
HEALTH - 0.4%
MEDICAL FACILITIES MANAGEMENT - 0.4%
Laboratory Corp America Holdings 8 1/2%, Series A 211,000 11,881 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Echostar Communications Corp., Series C, $3.375  133,000 $ 8,346
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.2%
Granite Broadcasting Corp. $1.93  109,900  6,402
LODGING & GAMING - 0.3%
Host Marriott Financial Trust $3.375 QUIPS (g)  165,700  9,445
TOTAL MEDIA & LEISURE   15,847
UTILITIES - 0.4%
CELLULAR - 0.1%
Mobile Telecommunication Technologies Corp. $2.25 (g) 75,900 2,799 TELEPHONE SERVICES - 0.3%
IXC Communications, Inc. $3.375 (g)  228,200  11,239
TOTAL UTILITIES   14,038
TOTAL CONVERTIBLE PREFERRED STOCKS   51,942
NONCONVERTIBLE PREFERRED STOCKS - 19.0%
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
California Federal Preferred Capital Corp. 9 1/8%   666,190  17,988
Crown America Realty Trust, Series A, 11%  41,800  2,299
Walden Residential Properties, Inc. 9.20%  327,300  8,469
  28,756
FINANCE - 0.5%
INSURANCE - 0.5%
American Annuity Group Capital Trust II 8 3/4%  10,430  11,349
SIG Capital Trust I 9 1/2%  3,120  3,231
  14,580
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Ampex Corp. 8% (a)(f)  2,723 $ 2,117
Echostar Communications Corp.
 12 1/8%, 12/1/04 pay-in-kind  6,506  7,270
  9,387
MEDIA & LEISURE - 8.6%
BROADCASTING - 7.7%
Adelphia Communications Corp. $13  139,042  16,546
American Radio Systems Corp.
11 3/8%, pay-in-kind  45,842  5,226
CSC Holdings, Inc. pay-in-kind:
 11 1/8%  538,714  61,817
 Series H, 11 3/4%  355,898  41,551
Citadel Broadcasting Co., Series B, 13 1/4%, pay-in-kind  65,629
7,941
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  30,217  34,145
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  65,413  73,754
  240,980
PUBLISHING - 0.9%
Primedia, Inc.:
 Series D, $10  130,270  13,482
 8 5/8% (g)  92,170  9,079
 $9.20  66,800  6,722
  29,283
TOTAL MEDIA & LEISURE   270,263
NONDURABLES - 0.3%
HOUSEHOLD PRODUCTS - 0.3%
Revlon Group, Inc., Series B, 14 7/8%  113,039  11,304
RETAIL & WHOLESALE - 0.5%
GROCERY STORES - 0.5%
Supermarkets General Holdings Corp.
$3.52, pay-in-kind  524,488  14,620
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 7.9%
CELLULAR - 4.5%
Nextel Communications, Inc. pay-in-kind:
 Series D, 13%  82,922 $ 94,531
 11 1/8% (g)  42,132  45,081
  139,612
TELEPHONE SERVICES - 3.4%
American Communications Services, Inc.
12 3/4%, pay-in-kind  4,399  5,125
Hyperion Telecommunications, Inc.
12 7/8%, pay-in-kind (Reg.)  7,122  8,119
IXC Communications, Inc. 12 1/2%, pay-in-kind  42,819  49,884
NEXTLINK Communications, Inc. 14%, pay-in-kind  720,490  43,590
  106,718
TOTAL UTILITIES   246,330
TOTAL NONCONVERTIBLE PREFERRED STOCKS   595,240
TOTAL PREFERRED STOCKS
(Cost $595,961)   647,182
CASH EQUIVALENTS - 2.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated 4/30/98
 due 5/1/98 at:
  5.50%  $ 69,186  69,175
  5.38%   12,645  12,643
TOTAL CASH EQUIVALENTS   81,818
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,968,402)  $ 3,124,918
SECURITY TYPE ABBREVIATIONS
QUIPS - Quarterly Income Preferred
  Securities
LEGEND
(a) Non-income producing
(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Atlantis Group, Inc.
 (Trivest/Winston)  4/6/93 $ 46

Ampex Corp. 8%   2/16/95 $ 1,430
Fairchild Semiconductor
 Corp. 11.74%,
 3/15/08  4/3/97 to
 pay-in-kind  3/15/98 $ 5,104
Freuhauf Trailer Corp.
 warrants 5/4/02  5/18/95 $ 1,335
Hat Brands, Inc.  2/22/94 $ 1,500
Museum Towers LLC
 15%, 11/7/01  11/7/96 $ 10,000
Price Communications
 Corp. warrants
 8/1/07  7/31/97 $ 118
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $809,386,000 or 25.8% of net assets.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Quantity represents number of units held.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.5%
Ba 8.7% BB  9.2%
B 45.4% B  44.6%
Caa 11.3% CCC  10.6%
Ca, C 0.0% CC, C  0.2%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 5.2%. FMR has determined that unrated debt securities that are lower quality account for 5.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $2,968,714,000. Net unrealized appreciation aggregated $156,204,000, of which $182,559,000 related to appreciated investment securities and $26,355,000 related to depreciated investment securities.
The fund hereby designates approximately $20,750,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 3,124,918
AGREEMENTS OF $81,818) (COST $2,968,402) - SEE
ACCOMPANYING SCHEDULE

CASH                                                                        6,355

RECEIVABLE FOR INVESTMENTS SOLD                                             31,950

DIVIDENDS RECEIVABLE                                                        3,625

INTEREST RECEIVABLE                                                         37,778

REDEMPTION FEES RECEIVABLE                                                  3

OTHER RECEIVABLES                                                           833

 TOTAL ASSETS                                                               3,205,462

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                $ 62,848

DISTRIBUTIONS PAYABLE                                             1,942

ACCRUED MANAGEMENT FEE                                            2,052

OTHER PAYABLES AND ACCRUED EXPENSES                               6

 TOTAL LIABILITIES                                                          66,848

NET ASSETS                                                                 $ 3,138,614

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 2,879,995

UNDISTRIBUTED NET INVESTMENT INCOME                                         27,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       74,742
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   156,516

NET ASSETS, FOR 230,022 SHARES OUTSTANDING                                 $ 3,138,614

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                        $13.64
PER SHARE ($3,138,614 (DIVIDED BY) 230,022 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                   $ 54,735
DIVIDENDS

INTEREST                                                             171,332

 TOTAL INCOME                                                        226,067

EXPENSES

MANAGEMENT FEE                                            $ 19,311

NON-INTERESTED TRUSTEES' COMPENSATION                      10

 TOTAL EXPENSES BEFORE REDUCTIONS                          19,321

 EXPENSE REDUCTIONS                                        (66)      19,255

NET INVESTMENT INCOME                                                206,812

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     113,073

 FOREIGN CURRENCY TRANSACTIONS                             3         113,076

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON              133,806
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      246,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 453,694
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED   YEAR ENDED
                                                         APRIL 30,    APRIL 30,
                                                         1998         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 206,812    $ 139,056
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 113,076      27,428

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     133,806      (7,319)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          453,694      159,165
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (198,653)    (134,959)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (53,156)     (28,078)

 TOTAL DISTRIBUTIONS                                      (251,809)    (163,037)

SHARE TRANSACTIONS                                        1,343,139    859,540
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            213,041      134,509

 COST OF SHARES REDEEMED                                  (510,542)    (456,389)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,045,638    537,660
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           1,071        920

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,248,594    534,708

NET ASSETS

 BEGINNING OF PERIOD                                      1,890,020    1,355,312

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 3,138,614  $ 1,890,020
INCOME OF $27,361 AND $14,583, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     100,971      68,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  16,196       10,830

 REDEEMED                                                 (38,546)     (36,614)

 NET INCREASE (DECREASE)                                  78,621       43,035




FINANCIAL HIGHLIGHTS
                                                 YEARS ENDED APRIL 30,

                                    1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.480  $ 12.510  $ 11.990  $ 11.880  $ 12.220
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS    1.133 B   1.054 B   1.099     1.076     1.101
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED         1.431     .192      .723      .139      .357
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    2.564     1.246     1.822     1.215     1.458

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME          (1.100)   (1.033)   (1.190)   (.927)    (.976)

 IN EXCESS OF NET INVESTMENT         -         -         -         (.109)    (.078)
 INCOME

 FROM NET REALIZED GAIN              (.310)    (.250)    (.087)    (.080)    (.790)

 IN EXCESS OF NET REALIZED GAIN      -         -         (.033)    -         -

 TOTAL DISTRIBUTIONS                 (1.410)   (1.283)   (1.310)   (1.116)   (1.844)

REDEMPTION FEES ADDED TO PAID        .006      .007      .008      .011      .046
IN CAPITAL

NET ASSET VALUE, END OF PERIOD      $ 13.640  $ 12.480  $ 12.510  $ 11.990  $ 11.880

TOTAL RETURN A, E                    21.62%    10.57%    16.06%    11.07%    12.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 3,139   $ 1,890   $ 1,355   $ 810     $ 641
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE         .80%      .80%      .80%      .80%      .75%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET     .80%      .80%      .79% C    .80%      .75%
ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO    8.57%     8.51%     8.85%     8.41%     8.07%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              85%       102%      170%      172%      213%

AVERAGE COMMISSION RATE D           $ .0450   $ .0392


N TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
O NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
P FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
Q FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
R TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Effective June 27, 1998, Spartan High Income Fund will change its name to Fidelity High Income Fund. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 270 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,096,000 or 0.6% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,932,985,000 and $1,970,723,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $24,000 for the period.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS - CONTINUED
affiliates of FMR. The commissions paid to these affiliated firms were $21,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $66,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan High Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan High Income Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan High Income Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 18, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 6/9/97 12/8/97 6/8/98
RECORD DATE 6/6/97 12/5/97 6/5/98
DIVIDENDS - - -
SHORT-TERM
CAPITAL GAINS $0.05 $0.15 $0.13
LONG-TERM
CAPITAL GAINS $0.08 $0.03 $0.17
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate 100% 75.33% 34.71%
 20% rate - 24.67% 65.29%
A total of 16% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree
Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Thomas Soviero, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
High Income
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-4774
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE
GOVERNMENT
FUND
ANNUAL REPORT
APRIL 30, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    13  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   17  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   19  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           20


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Low interest rates and subdued inflation were two main factors that bolstered stock and bond markets in the U.S. during the first four months of 1998. The stock market continued to soar to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. The Federal Reserve Board continued its steady interest rate policy, which boosted the performance of bonds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                    PAST 1  PAST 5  LIFE OF
                                                YEAR    YEARS   FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT           7.35%   29.54%  33.99%

LB 1-5 YEAR US GOVERNMENT BOND                  7.81%   31.39%  N/A

SB TREASURY/AGENCY 1-5 YEAR                     7.83%   31.35%  N/A

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  7.36%   27.70%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 18, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value weighted performance benchmark for government fixed-rate debt issues with maturities between one and five years and the Salomon Brothers Treasury/Agency 1-5 Year Index - a market value weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 97 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1998                    PAST 1  PAST 5  LIFE OF
                                                YEAR    YEARS   FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT           7.35%   5.31%   5.60%

LB 1-5 YEAR US GOVERNMENT BOND                  7.81%   5.61%   N/A

SB TREASURY/AGENCY 1-5 YEAR                     7.83%   5.61%   N/A

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  7.36%   5.00%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND

             Spartan Sht-Int Govt.       LB 1-5 Year U.S. Govt
             00474                       LB069
  1992/12/31      10000.00                    10000.00
  1993/01/31      10120.93                    10156.20
  1993/02/28      10208.15                    10275.02
  1993/03/31      10247.68                    10310.78
  1993/04/30      10301.41                    10388.17
  1993/05/31      10297.86                    10354.83
  1993/06/30      10377.82                    10464.76
  1993/07/31      10413.09                    10483.75
  1993/08/31      10480.38                    10607.82
  1993/09/30      10496.09                    10642.38
  1993/10/31      10523.26                    10668.24
  1993/11/30      10502.89                    10645.61
  1993/12/31      10568.05                    10687.84
  1994/01/31      10658.95                    10775.54
  1994/02/28      10563.57                    10668.24
  1994/03/31      10376.92                    10563.98
  1994/04/30      10330.94                    10502.95
  1994/05/31      10338.65                    10514.06
  1994/06/30      10346.79                    10530.03
  1994/07/31      10479.56                    10645.61
  1994/08/31      10503.93                    10678.75
  1994/09/30      10454.19                    10621.77
  1994/10/31      10473.12                    10635.10
  1994/11/30      10457.15                    10581.96
  1994/12/31      10513.02                    10605.20
  1995/01/31      10660.02                    10766.25
  1995/02/28      10847.55                    10948.51
  1995/03/31      10902.60                    11009.34
  1995/04/30      11012.59                    11122.49
  1995/05/31      11255.21                    11377.10
  1995/06/30      11321.07                    11443.38
  1995/07/31      11342.01                    11469.85
  1995/08/31      11422.19                    11549.06
  1995/09/30      11476.32                    11613.72
  1995/10/31      11579.72                    11725.06
  1995/11/30      11695.99                    11846.71
  1995/12/31      11804.75                    11947.95
  1996/01/31      11901.25                    12055.04
  1996/02/29      11832.42                    11973.61
  1996/03/31      11792.48                    11937.64
  1996/04/30      11775.13                    11927.94
  1996/05/31      11772.59                    11936.02
  1996/06/30      11866.88                    12039.28
  1996/07/31      11912.70                    12082.53
  1996/08/31      11941.78                    12113.04
  1996/09/30      12060.96                    12244.58
  1996/10/31      12221.23                    12412.50
  1996/11/30      12341.39                    12528.29
  1996/12/31      12308.65                    12497.58
  1997/01/31      12353.54                    12554.15
  1997/02/28      12377.65                    12578.00
  1997/03/31      12339.83                    12540.21
  1997/04/30      12431.55                    12660.85
  1997/05/31      12510.32                    12752.18
  1997/06/30      12613.42                    12850.59
  1997/07/31      12788.01                    13035.48
  1997/08/31      12784.01                    13020.53
  1997/09/30      12889.11                    13138.94
  1997/10/31      12996.31                    13261.80
  1997/11/30      13029.98                    13287.87
  1997/12/31      13122.32                    13386.68
  1998/01/31      13255.15                    13540.25
  1998/02/28      13268.92                    13537.83
  1998/03/31      13301.39                    13584.10
  1998/04/30      13345.81                    13649.37
IMATRL PRASUN   SHR__CHT 19980430 19980603 151556 R00000000000067
Spartan Short-Intermediate Government LB 1-5 Year US Government Bond
$13,649
$13,341
$
'98
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Government Fund on December 31, 1992, shortly after the fund started. As the chart shows, by April 30, 1998, the value of the investment, with dividends reinvested, would have grown to $13,341 - a 33.41% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,649 - a 36.49% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers 1-5 Year U.S. Government Bond Index rather than the Salomon Brothers Treasury/Agency 1-5 Year Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
     YEARS ENDED APRIL 30,

     1998  1997  1996  1995  1994

DIVIDEND RETURN  6.06%  6.94%   7.35%   7.12%   6.14%

CAPITAL RETURN   1.29%  -1.38%  -0.44%  -0.54%  -5.87%

TOTAL RETURN     7.35%  5.56%   6.91%   6.58%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. Capital returns and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.14(CENTS)  26.02(CENTS)  54.61(CENTS)

ANNUALIZED DIVIDEND RATE       5.36%        5.58%         5.83%

30-DAY ANNUALIZED YIELD        5.42%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.41 over the past six months and $9.37 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a favorable
investing climate for bonds during
the 12 months that ended April 30,
1998. The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable bond
market - returned 10.91% during
this period. Bonds enjoyed a strong
rally from May through September
1997 on the heels of encouraging
economic data, as well as the
Federal Reserve Board's reluctance
to raise short-term interest rates. In
the fourth quarter of 1997, global
market volatility and historically
low interest rates were the main
stories. When financial problems
erupted in Asia in late October, the
bond market attracted wary stock
investors in search of investments
offering lower volatility. Interest
rates also plummeted, with the
30-year Treasury bond going
below the 6% mark in November. The
Lehman Brothers Corporate Bond
Index returned 12.07% during the
period, as corporate bonds
benefited from continued economic
growth and high demand for yield.
Despite increased prepayment
activity in early 1998 due to lower
rates, mortgage-backed bonds also
fared relatively well. The Lehman
Brothers Mortgage-Backed Securities
Index returned 10.02% during the
period. The period ended on a
positive note as the Commerce
Department reported that gross
domestic product grew at a
stronger-than-expected rate of 4.2%
in the first quarter of 1998 and
employment costs grew at a
slower-than-expected pace - signs
of continued strong economic growth
and benign inflation. However, the
Fed tempered this news slightly
with warnings about the rising prices
of stocks and real estate.
An interview with Curt Hollingsworth, Portfolio Manager of Spartan Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended April 30, 1998, the fund provided a total return of 7.35%. To get a sense of how the fund did compared to its competitors, the short-intermediate U.S. government funds average returned 7.36% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year U.S. Government Bond Index - which tracks the types of securities in which the fund invests - returned 7.81% for the 12-month period.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and includes most of the universe of government bonds with maturities between one and five years. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors - such as agencies or Treasury securities - based on my view of the relative value of each maturity or sector.
Q. A VARIETY OF FACTORS CAUSED AGENCY SECURITIES TO BECOME MORE OR LESS ATTRACTIVE AT DIFFERENT TIMES DURING THE PAST SIX MONTHS. CAN YOU DESCRIBE YOUR APPROACH TO THE AGENCY SECTOR DURING THAT PERIOD?
A. Sure. During the final months of 1997, economic and currency problems in Asia prompted more investors to seek out U.S. Treasury securities, which are among the highest-quality securities in the world because they are backed by the full faith and credit of the U.S. government. As the demand for Treasuries grew, their yields fell and their prices rose. As a result, agency securities were relatively inexpensive compared to Treasury securities and their yield advantage over Treasuries made them attractive, in my opinion. Given that, I added some additional agency holdings at year end.
Q. HOW DID THE FUND'S ALLOCATION CHANGE IN 1998?
A. In the beginning of 1998, fears over the Asian turmoil faded. As a result, agency prices strengthened and their yield advantage over Treasuries diminished. To take advantage of the agency market's strength, I sold some of the fund's agency holdings to lock in their gains in January and February. In March, however, agency securities became inexpensive again and their yields became more attractive relative to Treasuries. So I added more agencies at the end of the period. As far as mortgage-backed securities, I used periods of strength and weakness to buy and sell in a similar fashion.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is positive for issuers because it gives them the opportunity to cut their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At the end of the period, bonds were selling at prices that reflected the best case scenario - low inflation and falling interest rates. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking interest rates instead, bonds could suffer. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the short-intermediate part of the government market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT
YIELD CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Historically, the yield curve has
been positive - or upward sloping
- with shorter-maturity
Treasuries yielding less than
longer-maturity Treasuries. While
the curve remained positive at the
end of the period, the difference
between the yields offered by
short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of April, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.39%. The strength of
the economy, current and future
expected levels of inflation and
near-term expectations regarding
the Federal Reserve Board's
monetary policy can all affect the
shape of the yield curve. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve has
flattened."
(solid bullet) Effective June 27, 1998, FMR has voluntarily agreed to reimburse the fund if total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets.
FUND FACTS
GOAL: high current income,
consistent with preservation
of capital, by investing
primarily in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of April 30, 1998,
more than $808 million
MANAGER: Andrew Dudley,
since 1997; manager, Spartan
Short-Term Bond Fund and
Fidelity Advisor Short
Fixed-Income Fund, since
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1998
            % OF FUND'S   % OF FUND'S INVESTMENTS
            INVESTMENTS   6 MONTHS AGO

ZERO         13.6          12.6
COUPON
BONDS

LESS THAN    30.8          11.6
6%

 6 -         18.0          8.6
 6.99%

 7 -         8.9           17.8
 7.99%

 8 -         1.8           16.4
 8.99%

 9 -         9.9           14.4
 9.99%

10 -         5.8           7.7
10.99%

11% AND      6.6           8.0
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-
TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS   3.2                                        3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1998
                                                   6 MONTHS AGO

YEARS   2.2                                        2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1998 AS OF OCTOBER 31, 1997
ROW: 1, COL: 1, VALUE: 18.0
ROW: 1, COL: 2, VALUE: 27.0
ROW: 1, COL: 3, VALUE: 51.0
ROW: 1, COL: 4, VALUE: 4.0
MORTGAGE-BACKED
SECURITIES 20.8%
U.S. TREASURY
OBLIGATIONS 19.9%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 56.4%
SHORT-TERM
INVESTMENTS 2.9%

MORTGAGE-BACKED
SECURITIES 17.7%
U.S. TREASURY
OBLIGATIONS 26.6%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 51.1%
SHORT-TERM
INVESTMENTS 4.6%
ROW: 1, COL: 1, VALUE: 21.0
ROW: 1, COL: 2, VALUE: 20.0
ROW: 1, COL: 3, VALUE: 56.0
ROW: 1, COL: 4, VALUE: 3.0
INVESTMENTS APRIL 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 77.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 26.6%
5 7/8%, 8/31/99 $ 6,000,000 $ 6,022,500
7 7/8%, 11/15/99  800,000  826,281
6%, 8/15/00  1,945,000  1,960,793
7 3/4%, 2/15/01  4,040,000  4,258,402
5 5/8%, 2/28/01  4,930,000  4,928,472
6 1/2%, 8/31/01  1,500,000  1,537,740
  19,534,188
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.1%
Federal Home Loan Bank 5.86%, 4/22/02  6,545,000  6,545,000
Financing Corp. stripped principal:
0%, 8/3/01  1,005,000  829,859
 0%, 9/7/01  1,523,000  1,257,297
 0%, 10/6/01  850,000  694,663
 0%, 6/6/02  6,200,000  4,890,560
 Series D, 0%, 3/26/01  2,772,000  2,340,483
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance
Agency):
 Class 1-C, 9 1/4%, 11/15/01  5,556,232  5,875,993
  Class 2-E, 9.40%, 5/15/02  814,755  858,393
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
 Series 1994-A, 7.12%, 4/15/06  1,382,008  1,441,158
  Series 1994-F, 8.187%, 12/15/04  1,277,593  1,357,304
  Series 1995-A, 6.28%, 6/15/04  1,353,529  1,366,246
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1997-A, 6.104%, 7/15/03  1,329,167  1,335,520
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate Series 1994-1995,
6.08%, 8/15/04  806,400  808,714
State of Israel (guaranteed by U.S. Government through
Agency for International Development) 5 5/8%, 9/15/03  1,714,000
1,698,231
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A:
 6.24%, 8/1/98  500,000  500,791
  6.44%, 8/1/99  5,500,000  5,545,210
  6.59%, 8/1/00  140,000  142,209
  37,487,631
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,680,288)   57,021,819
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 17.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FANNIE MAE - 0.1%
11 1/2%, 8/1/14 $ 89,487 $ 101,162
FREDDIE MAC - 4.6%
5 1/2%, 1/1/03 to 5/1/03  3,468,748  3,393,059
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.0%
9 1/2%, 9/15/17 to 8/15/20  502,319  545,059
10%, 2/15/10 to 7/15/20  1,815,617  1,996,620
10 1/2%, 9/15/15 to 2/15/25  1,955,206  2,178,223
10 3/4%, 3/15/10  73,986  81,521
11%, 1/15/10 to 1/15/21  1,425,439  1,600,840
11 1/2%, 3/15/10 to 8/15/19  2,496,579  2,836,828
12%, 1/15/14 to 2/15/16  197,933  228,792
13%, 9/15/14  34,671  40,684
  9,508,567
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $12,877,661)   13,002,788
CASH EQUIVALENTS - 4.6%
  MATURITY
  AMOUNT
Investments in repurchase agreements (U.S. Treasury
obligations), in a joint trading account at 5 1/2%,
dated 4/30/98 due 5/1/98 $ 3,381,517  3,381,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $72,938,949)  $ 73,405,607
INCOME TAX INFORMATION
At April 30, 1998, the aggregate cost of investment securities for income tax purposes was $72,938,949. Net unrealized appreciation aggregated $466,658, of which $676,753 related to appreciated investment securities and $210,095 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $4,460,000 of which $168,000, $2,327,000, $582,000,
$681,000 and $702,000 will expire on  April 30, 2002, 2003, 2004, 2005 and 2006, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS  APRIL 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 73,405,607
AGREEMENTS OF $3,381,000) (COST $72,938,949) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    533

RECEIVABLE FOR INVESTMENTS SOLD                                         2,319,570

RECEIVABLE FOR FUND SHARES SOLD                                         104,264

INTEREST RECEIVABLE                                                     820,581

 TOTAL ASSETS                                                           76,650,555

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 855,345

PAYABLE FOR FUND SHARES REDEEMED                             221,283

DISTRIBUTIONS PAYABLE                                        30,461

ACCRUED MANAGEMENT FEE                                       41,957

OTHER PAYABLES AND ACCRUED EXPENSES                          402

 TOTAL LIABILITIES                                                      1,149,448

NET ASSETS                                                             $ 75,501,107

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 79,330,194

UNDISTRIBUTED NET INVESTMENT INCOME                                     164,920

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (4,460,665)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               466,658

NET ASSETS, FOR 8,042,450 SHARES OUTSTANDING                           $ 75,501,107

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.39
SHARE ($75,501,107 (DIVIDED BY) 8,042,450 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1998

INVESTMENT INCOME                                                    $ 5,012,844
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 473,239

NON-INTERESTED TRUSTEES' COMPENSATION                      316

 TOTAL EXPENSES                                                       473,555

NET INVESTMENT INCOME                                                 4,539,289

REALIZED AND UNREALIZED GAIN (LOSS)                                   (400,542)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON               930,896
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       530,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 5,069,643
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED     YEAR ENDED
                                                           APRIL 30,      APRIL 30,
                                                           1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 4,539,289    $ 5,135,106
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   (400,542)      (1,283,157)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       930,896        134,590

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,069,643      3,986,539
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (4,234,397)    (4,989,807)

SHARE TRANSACTIONS                                          44,531,545     25,853,459
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              3,711,179      4,242,939

 COST OF SHARES REDEEMED                                    (42,525,402)   (38,422,781)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,717,322      (8,326,383)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,552,568      (9,329,651)

NET ASSETS

 BEGINNING OF PERIOD                                        68,948,539     78,278,190

 END OF PERIOD (INCLUDING ACCUMULATED NET                  $ 75,501,107   $ 68,948,539
INVESTMENT INCOME (LOSS) OF $164,920 AND
$(40,196), RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       4,745,167      2,762,315

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    395,744        453,855

 REDEEMED                                                   (4,534,660)    (4,108,063)

 NET INCREASE (DECREASE)                                    606,251        (891,893)




FINANCIAL HIGHLIGHTS
                                                YEARS ENDED APRIL 30,

                                   1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $9.270    $9.400    $9.440    $9.490    $10.090
OF PERIOD

INCOME FROM INVESTMENT             .584 C    .658 C    .688      .665      .616
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED       .082      (.149)    (.045)    (.065)    (.579)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .666      .509      .643      .600      .037
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.546)    (.639)    (.683)    (.650)    (.617)

 IN EXCESS OF NET                  -         -         -         -         (.010)
 INVESTMENT INCOME

 IN EXCESS OF NET REALIZED GAIN    -         -         -         -         (.010)

 TOTAL DISTRIBUTIONS               (.546)    (.639)    (.683)    (.650)    (.637)

NET ASSET VALUE, END OF PERIOD    $ 9.390   $ 9.270   $ 9.400   $ 9.440   $ 9.490

TOTAL RETURN A, B                  7.35%     5.57%     6.92%     6.60%     .29%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 75,501  $ 68,949  $ 78,278  $ 93,888  $ 53,726
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .65%      .65%      .45% D    .10% D    .10% D
NET ASSETS

RATIO OF NET INVESTMENT INCOME     6.23%     7.04%     7.16%     7.35%     7.33%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            166%      104%      161%      282%      271%


S THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
T TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
U NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
V FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Government Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $120,606,184 and $117,604,160, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,946 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Short-Intermediate Government Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Fixed-Income Trust: Spartan Short-Intermediate Government Fund, including the schedule of portfolio investments, as of April 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Fixed-Income Trust: Spartan Short-Intermediate Government Fund as of April 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1998
DISTRIBUTIONS


A total of 33.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline(trademark)1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)